UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT TRUST I

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

Member, Chief Legal Officer of Lord, Abbett & Co. LLC

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2024

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Climate Focused Bond Fund

Emerging Markets Equity Fund

International Growth Fund

Investment Grade Floating Rate Fund

Short Duration High Yield Fund

For the six-month period ended January 31, 2024

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

13	Climate Focused Bond Fund

26	Emerging Markets Equity Fund

31	International Growth Fund

36	Investment Grade Floating Rate Fund

44	Short Duration High Yield Fund

80	Statements of Assets and Liabilities

84	Statements of Operations

86	Statements of Changes in Net Assets

92	Financial Highlights

108	Notes to Financial Statements

134	Supplemental Information to Shareholders

Lord Abbett Trust I

Lord Abbett Climate Focused Bond Fund, Lord Abbett Emerging Markets Equity Fund, Lord Abbett International Growth Fund, Investment Grade Floating Rate Fund, and Lord Abbett Short Duration High Yield Fund

Semiannual Report

For the six-month period ended January 31, 2024

From left to right: Evelyn E. Guernsey, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the six-month period ended January 31, 2024. On this page and the following pages, we discuss the major factors that influenced period performance. For detailed and timely information about the Funds, please visit our website at www.lordabbett.com, where you can also access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 through January 31, 2024).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/23 – 1/31/24” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Climate Focused Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/23	1/31/24	8/1/23 - 1/31/24
Class A
Actual	$1,000.00	$1,043.70	$3.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$3.30
Class C
Actual	$1,000.00	$1,040.50	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.39
Class F
Actual	$1,000.00	$1,044.80	$2.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.87	$2.29
Class F3
Actual	$1,000.00	$1,044.80	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.92	$2.24
Class I
Actual	$1,000.00	$1,046.00	$2.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.87	$2.29
Class R3
Actual	$1,000.00	$1,042.20	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.36	$4.82
Class R4
Actual	$1,000.00	$1,043.40	$3.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.56
Class R5
Actual	$1,000.00	$1,044.80	$2.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.87	$2.29
Class R6
Actual	$1,000.00	$1,044.80	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.92	$2.24

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.45% for Class F, 0.44% for Class F3, 0.45% for Class I, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5 and 0.44% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.43% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.21	$2.19
Class R6	$2.21	$2.19

Portfolio Holdings Presented by Sector

January 31, 2024

Sector*	%**
Asset Backed Securities	0.24%
Basic Materials	2.47%
Communications	2.31%
Consumer Cyclical	3.02%
Consumer Non-cyclical	3.51%
Energy	5.69%
Financials	16.90%
Foreign Government	21.84%
Industrials	16.91%
Mortgage-Backed Securities	0.23%
Municipal	2.40%
Technology	0.62%
U.S. Government	6.76%
Utilities	15.23%
Repurchase Agreements	1.87%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Emerging Markets Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/23	1/31/24	8/1/23 - 1/31/24
Class A
Actual	$1,000.00	$975.70	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.36	$5.84
Class C
Actual	$1,000.00	$971.90	$9.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.58	$9.63
Class F
Actual	$1,000.00	$976.40	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	$4.57
Class F3
Actual	$1,000.00	$976.70	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.01	$4.17
Class I
Actual	$1,000.00	$976.60	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	$4.57
Class R6
Actual	$1,000.00	$976.70	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.01	$4.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.15% for Class A, 1.90% for Class C, 0.90% for Class F, 0.82% for Class F3, 0.90% for Class I and 0.82% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2024

Sector*	%**
Communication Services	8.23%
Consumer Discretionary	11.91%
Consumer Staples	6.73%
Energy	7.07%
Financials	23.89%
Health Care	3.85%
Industrials	4.51%
Information Technology	25.21%
Materials	4.33%
Real Estate	2.85%
Utilities	1.42%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

International Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/23	1/31/24	8/1/23 - 1/31/24
Class A
Actual	$1,000.00	$1,011.90	$4.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.36	$4.82
Class C
Actual	$1,000.00	$1,008.80	$8.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.59	$8.62
Class F
Actual	$1,000.00	$1,013.30	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.56
Class F3
Actual	$1,000.00	$1,013.60	$2.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.27	$2.90
Class I
Actual	$1,000.00	$1,013.50	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.56
Class R3
Actual	$1,000.00	$1,010.50	$6.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.29
Class R4
Actual	$1,000.00	$1,012.60	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	$4.57
Class R5
Actual	$1,000.00	$1,014.20	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.56
Class R6
Actual	$1,000.00	$1,013.60	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$3.05

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.70% for Class C, 0.70% for Class F, 0.57% for Class F3, 0.70% for Class I, 1.24% for Class R3, 0.90% for Class R4, 0.70% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.64% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.24	$3.25
Class R6	$3.24	$3.25

Portfolio Holdings Presented by Sector

January 31, 2024

Sector*	%**
Communication Services	5.52%
Consumer Discretionary	14.35%
Consumer Staples	6.66%
Energy	0.81%
Financials	8.80%
Health Care	12.82%
Industrials	19.82%
Information Technology	25.35%
Materials	5.18%
Real Estate	0.69%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Investment Grade Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/23	1/31/24	8/1/23 - 1/31/24
Class A
Actual	$1,000.00	$1,045.40	$2.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.37	$2.80
Class C
Actual	$1,000.00	$1,042.30	$6.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.85
Class F
Actual	$1,000.00	$1,047.50	$1.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.38	$1.78
Class F3
Actual	$1,000.00	$1,046.90	$1.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.42
Class I
Actual	$1,000.00	$1,046.50	$1.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.38	$1.78
Class R5
Actual	$1,000.00	$1,046.50	$1.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.38	$1.78
Class R6
Actual	$1,000.00	$1,046.80	$1.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.42

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.55% for Class A, 1.35% for Class C, 0.35% for Class F, 0.28% for Class F3, 0.35% for Class I, 0.35% for Class R5 and 0.28% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2024

Sector*	%**
Asset Backed Securities	73.17%
Communications	1.12%
Consumer Cyclical	5.58%
Consumer Non-cyclical	0.34%
Financials	9.58%
Foreign Government	1.66%
Industrials	1.08%
Mortgage-Backed Securities	5.63%
U.S. Government	1.19%
Utilities	0.65%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Short Duration High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/23	1/31/24	8/1/23 - 1/31/24
Class A
Actual	$1,000.00	$1,062.60	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$3.30
Class C
Actual	$1,000.00	$1,057.90	$6.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.85
Class F
Actual	$1,000.00	$1,063.70	$2.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.87	$2.29
Class F3
Actual	$1,000.00	$1,063.90	$1.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.23	$1.93
Class I
Actual	$1,000.00	$1,063.70	$2.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.87	$2.29
Class R3
Actual	$1,000.00	$1,061.10	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.36	$4.82
Class R4
Actual	$1,000.00	$1,062.40	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.56
Class R5
Actual	$1,000.00	$1,063.70	$2.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.87	$2.29
Class R6
Actual	$1,000.00	$1,062.90	$1.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.23	$1.93

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.35% for Class C, 0.45% for Class F, 0.38% for Class F3, 0.45% for Class I, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.36% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$1.87	$1.83
Class R6	$1.87	$1.83

Portfolio Holdings Presented by Sector

January 31, 2024

Sector*	%**
Asset Backed Securities	0.84%
Basic Materials	4.61%
Communications	12.78%
Consumer, Cyclical	18.98%
Consumer, Non-cyclical	10.50%
Diversified	0.41%
Energy	14.71%
Financial	14.06%
Foreign Government	0.22%
Industrial	10.29%
Technology	4.96%
U.S. Government	3.11%
Utilities	3.22%
Repurchase Agreements	1.31%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
LONG-TERM INVESTMENTS 96.52%

ASSET-BACKED SECURITIES 0.24%

Automobiles
Tesla Auto Lease Trust Series 2023-A Class A3† (cost $49,997)	5.89%	6/22/2026		$50,000	$50,454

CONVERTIBLE BONDS 0.79%

Auto Manufacturers 0.06%
Rivian Automotive, Inc.†	4.625%	3/15/2029		12,000	12,837

Energy-Alternate Sources 0.43%
Array Technologies, Inc.	1.00%	12/1/2028		8,000	6,950
Enphase Energy, Inc.	Zero Coupon	3/1/2028		23,000	19,479
NextEra Energy Partners LP†	Zero Coupon	6/15/2024		51,000	49,699
Sunrun, Inc.	Zero Coupon	2/1/2026		20,000	15,780
Total					91,908

Environmental Control 0.10%
Tetra Tech, Inc.†	2.25%	8/15/2028		20,000	20,426

REITS 0.20%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025		42,000	42,685
Total Convertible Bonds (cost $177,903)					167,856

CORPORATE BONDS 67.82%

Auto Manufacturers 0.72%
Ford Motor Co.	3.25%	2/12/2032		48,000	39,760
Hyundai Capital America†	5.80%	6/26/2025		112,000	112,827
Total					152,587

Auto Parts & Equipment 1.65%
Aptiv PLC (Ireland)(a)	4.35%	3/15/2029		35,000	34,386
BorgWarner, Inc.	3.375%	3/15/2025		65,000	63,653
Dana, Inc.	4.25%	9/1/2030		48,000	42,012
Valeo SE(b)	5.375%	5/28/2027	EUR	100,000	111,608
ZF Finance GmbH(b)	2.25%	5/3/2028	EUR	100,000	98,099
Total					349,758

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Banks 11.82%
ABN AMRO Bank NV(b)	3.00%		6/1/2032	EUR	100,000	$105,375
AIB Group PLC(b)	0.50% (1 yr. EUR Swap + 0.75%	)#	11/17/2027	EUR	100,000	99,436
Banco de Sabadell SA(b)	2.625% (1 yr. EUR Swap + 2.20%	)#	3/24/2026	EUR	100,000	106,409
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%	)#	10/22/2025		$210,000	205,133
Bank of Ireland Group PLC(b)	0.375% (1 yr. EUR Swap + 0.77%	)#	5/10/2027	EUR	100,000	100,619
Bank of Nova Scotia (Canada)(a)	0.65%		7/31/2024		$125,000	122,116
BNP Paribas SA(b)	1.125%		8/28/2024	EUR	200,000	212,881
BNP Paribas SA (France)†(a)	1.675% (SOFR + 0.91%	)#	6/30/2027		$200,000	183,804
Caixa Geral de Depositos SA(b)	2.875% (1 yr. EUR Swap + 1.40%	)#	6/15/2026	EUR	100,000	106,863
CaixaBank SA(b)	1.25% (5 yr. EUR Swap + 1.63%	)#	6/18/2031	EUR	100,000	100,975
Danske Bank AS(b)	0.75% (1 yr. EURIBOR ICE Swap + 0.88%	)#	6/9/2029	EUR	100,000	95,856
ING Groep NV(b)	0.875% (5 yr. EURIBOR ICE Swap + 1.15%	)#	6/9/2032	EUR	100,000	96,925
Intesa Sanpaolo SpA(b)	0.75%		3/16/2028	EUR	100,000	97,818
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%	)#	8/9/2025		$221,000	215,347
Landesbank Baden-Wuerttemberg(b)	1.50%		2/3/2025	GBP	100,000	121,826
Nordea Bank Abp(b)	0.50%		3/19/2031	EUR	100,000	89,985
Royal Bank of Canada (Canada)(a)	1.15%		7/14/2026		$150,000	137,752
Standard Chartered PLC (United Kingdom)†(a)	1.214% (1 yr. CMT + 0.88%	)#	3/23/2025		200,000	199,446
Toronto-Dominion Bank (Canada)(a)	5.264%		12/11/2026		100,000	101,724
Total						2,500,290

Biotechnology 0.25%
Amgen, Inc.	3.00%		2/22/2029		56,000	52,246

Building Materials 0.90%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		25,000	25,012
Emerald Debt Merger Sub LLC†(b)	6.375%		12/15/2030	EUR	100,000	113,852
Owens Corning	3.95%		8/15/2029		$55,000	52,547
Total						191,411

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Chemicals 1.48%
Air Liquide Finance SA(b)	0.375%		5/27/2031		EUR	100,000	$90,742
Itelyum Regeneration SpA(b)	4.625%		10/1/2026		EUR	100,000	104,556
Olympus Water U.S. Holding Corp.(b)	9.625%		11/15/2028		EUR	100,000	116,986
Total							312,284

Commercial Services 1.69%
Bureau Veritas SA(b)	1.875%		1/6/2025		EUR	100,000	105,895
Global Payments, Inc.	3.20%		8/15/2029			$29,000	26,261
Massachusetts Institute of Technology	3.959%		7/1/2038			75,000	69,757
Quanta Services, Inc.	2.35%		1/15/2032			75,000	61,233
Techem Verwaltungsgesellschaft 674 GmbH(b)	6.00%		7/30/2026		EUR	87,920	95,111
Total							358,257

Distribution/Wholesale 0.47%
Rexel SA(b)	2.125%		12/15/2028		EUR	100,000	100,201

Diversified Financial Services 0.48%
LeasePlan Corp. NV(b)	0.25%		2/23/2026		EUR	100,000	100,865

Electric 11.82%
AES Corp.	2.45%		1/15/2031			$60,000	50,106
AES Corp.	5.45%		6/1/2028			56,000	56,781
CenterPoint Energy Houston Electric LLC	5.30%		4/1/2053			96,000	98,540
Clearway Energy Operating LLC†	3.75%		2/15/2031			75,000	65,078
Electricite de France SA(b)	1.00%		11/29/2033		EUR	100,000	84,616
Electricite de France SA (France)†(a)	3.625%		10/13/2025			$50,000	49,040
Enel Finance International NV (Netherlands)†(a)	2.25%		7/12/2031			200,000	163,188
Engie SA(b)	0.375%		6/21/2027		EUR	100,000	98,708
Engie SA(b)	3.625%		1/11/2030		EUR	100,000	110,217
Iberdrola Finanzas SA(b)	1.375%		3/11/2032		EUR	100,000	95,423
Iberdrola International BV(b)	1.45% (5 yr. EUR Swap + 1.83%	)#	–	(c)	EUR	100,000	99,616
Ignitis Grupe AB(b)	2.00%		5/21/2030		EUR	100,000	95,148
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			$82,000	74,146
Liberty Utilities Finance GP 1†	2.05%		9/15/2030			70,000	56,678
MidAmerican Energy Co.	3.95%		8/1/2047			65,000	53,657
MidAmerican Energy Co.	5.85%		9/15/2054			28,000	30,636
NextEra Energy Capital Holdings, Inc.	1.90%		6/15/2028			47,000	41,678
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			56,000	52,638
Northern States Power Co.	2.60%		6/1/2051			50,000	32,085

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		$49,000	$45,711
Ren Finance BV(b)	0.50%		4/16/2029	EUR	100,000	94,936
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India)(a)	4.50%		7/14/2028		$200,000	182,773
Solar Star Funding LLC†	5.375%		6/30/2035		74,426	73,665
Southwestern Public Service Co.	3.75%		6/15/2049		50,000	37,899
SSE PLC(b)	4.00%		9/5/2031	EUR	100,000	112,554
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)(a)	6.75%		4/24/2033		$162,160	162,305
TenneT Holding BV(b)	0.125%		11/30/2032	EUR	100,000	93,955
Terna - Rete Elettrica Nazionale(b)	0.75%		7/24/2032	EUR	100,000	88,075
TransAlta Corp. (Canada)(a)	7.75%		11/15/2029		$48,000	50,504
Tucson Electric Power Co.	1.50%		8/1/2030		60,000	48,962
Vattenfall AB(b)	0.50%		6/24/2026	EUR	100,000	101,600
Total						2,500,918

Electrical Components & Equipment 1.46%
Schneider Electric SE(b)	0.25%		3/11/2029	EUR	100,000	95,080
Schneider Electric SE(b)	1.841%		10/13/2025	EUR	100,000	105,559
Signify NV(b)	2.00%		5/11/2024	EUR	100,000	107,401
Total						308,040

Electronics 0.46%
Amphenol Corp.	2.80%		2/15/2030		$50,000	45,293
Hubbell, Inc.	3.50%		2/15/2028		55,000	52,658
Total						97,951

Energy-Alternate Sources 4.72%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy (India)(a)	6.25%		12/10/2024		200,000	198,335
Continental Wind LLC†	6.00%		2/28/2033		51,756	53,448
EEW Energy from Waste GmbH(b)	0.361%		6/30/2026	EUR	100,000	98,907
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025		$200,000	197,030
Scatec ASA(b)	6.502% (3 mo. EURIBOR + 2.50%	)#	8/19/2025	EUR	100,000	106,719
Sunnova Energy Corp.†	5.875%		9/1/2026		$97,000	80,648
Sweihan PV Power Co. PJSC (United Arab Emirates)†(a)	3.625%		1/31/2049		189,834	150,505

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Energy-Alternate Sources (continued)
TerraForm Power Operating LLC†	4.75%		1/15/2030		$55,000	$50,830
Topaz Solar Farms LLC†	5.75%		9/30/2039		62,620	62,350
Total						998,772

Engineering & Construction 0.25%
Jacobs Engineering Group, Inc.	5.90%		3/1/2033		51,000	52,059

Environmental Control 3.10%
Clean Harbors, Inc.†	6.375%		2/1/2031		53,000	53,740
Derichebourg SA(b)	2.25%		7/15/2028	EUR	100,000	98,957
FCC Servicios Medio Ambiente Holding SAU(b)	1.661%		12/4/2026	EUR	100,000	102,618
GFL Environmental, Inc. (Canada)†(a)	5.125%		12/15/2026		$40,000	39,092
Madison IAQ LLC†	5.875%		6/30/2029		54,000	48,031
Paprec Holding SA†(b)	3.50%		7/1/2028	EUR	100,000	103,207
Seche Environnement SACA(b)	2.25%		11/15/2028	EUR	100,000	99,035
Veralto Corp.†(b)	4.15%		9/19/2031	EUR	100,000	111,482
Total						656,162

Food 0.43%
Kerry Group Financial Services Unltd. Co.(b)	0.875%		12/1/2031	EUR	100,000	90,965

Forest Products & Paper 0.47%
Ahlstrom Holding 3 OY(b)	3.625%		2/4/2028	EUR	100,000	100,494

Health Care-Services 0.47%
Kaiser Foundation Hospitals	3.15%		5/1/2027		$67,000	64,249
Seattle Children’s Hospital	2.719%		10/1/2050		55,000	35,698
Total						99,947

Insurance 0.91%
AXA SA(b)	1.375% (3 mo. EURIBOR + 2.40%	)#	10/7/2041	EUR	100,000	89,260
PartnerRe Ireland Finance DAC(b)	1.25%		9/15/2026	EUR	100,000	102,193
Total						191,453

Machinery: Construction & Mining 0.33%
Vertiv Group Corp.†	4.125%		11/15/2028		$75,000	69,670

Machinery-Diversified 0.52%
Mueller Water Products, Inc.†	4.00%		6/15/2029		59,000	53,436
nVent Finance SARL (Luxembourg)(a)	2.75%		11/15/2031		67,000	55,656
Total						109,092

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Media 0.83%
VZ Secured Financing BV (Netherlands)†(a)	5.00%		1/15/2032		$200,000	$174,963

Mining 0.48%
Novelis Sheet Ingot GmbH†(b)	3.375%		4/15/2029	EUR	100,000	101,252

Miscellaneous Manufacturing 1.49%
Eaton Corp.	4.15%		3/15/2033		$62,000	59,840
Pentair Finance SARL (Luxembourg)(a)	4.50%		7/1/2029		45,000	43,652
Siemens Financieringsmaatschappij NV(b)	3.375%		8/24/2031	EUR	100,000	111,376
Wabtec Transportation Netherlands BV(b)	1.25%		12/3/2027	EUR	100,000	99,677
Total						314,545

Multi-National 0.94%
Inter-American Development Bank	5.626% (SOFR + 0.28%	)#	4/12/2027		$200,000	199,699

Municipal 1.15%
Transport for London(b)	2.125%		4/24/2025	GBP	200,000	244,221

Packaging & Containers 2.01%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)	3.00%		9/1/2029	EUR	100,000	84,929
Canpack SA/Canpack U.S. LLC (Poland)†(a)	3.125%		11/1/2025		$200,000	191,315
Owens-Brockway Glass Container, Inc.†	7.25%		5/15/2031		56,000	56,354
Smurfit Kappa Treasury ULC(b)	0.50%		9/22/2029	EUR	100,000	92,468
Total						425,066

Pharmaceuticals 0.61%
Eli Lilly & Co.(b)	0.50%		9/14/2033	EUR	100,000	87,933
Pfizer, Inc.	2.625%		4/1/2030		$45,000	40,555
Total						128,488

Real Estate 1.77%
Blackstone Property Partners Europe Holdings SARL(b)	1.625%		4/20/2030	EUR	100,000	90,090
Kojamo OYJ(b)	0.875%		5/28/2029	EUR	100,000	85,816
Logicor Financing SARL(b)	2.00%		1/17/2034	EUR	100,000	84,325
Vonovia SE(b)	5.00%		11/23/2030	EUR	100,000	113,737
Total						373,968

REITS 1.45%
Digital Dutch Finco BV(b)	1.00%		1/15/2032	EUR	100,000	85,809
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032		$48,000	44,587

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
REITS (continued)
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030			$46,000	$38,051
Merlin Properties Socimi SA(b)	1.375%		6/1/2030		EUR	100,000	93,323
Weyerhaeuser Co.	6.875%		12/15/2033			$40,000	44,107
Total							305,877

Semiconductors 0.61%
Infineon Technologies AG(b)	1.625%		6/24/2029		EUR	100,000	100,310
Micron Technology, Inc.	2.703%		4/15/2032			$34,000	28,547
Total							128,857

Sovereign 1.74%
European Union(b)	1.25%		2/4/2043		EUR	463,755	367,841

Telecommunications 1.46%
NTT Finance Corp. (Japan)†(a)	4.372%		7/27/2027			$200,000	198,450
Vmed O2 U.K. Financing I PLC†(b)	4.50%		7/15/2031		GBP	100,000	109,471
Total							307,921

Transportation 5.86%
Central Japan Railway Co. (Japan)(a)	2.20%		10/2/2024			$400,000	391,308
Deutsche Bahn Finance GmbH(b)	0.95% (5 yr. EUR Swap + 1.26%	)#	–	(c)	EUR	100,000	104,017
Ferrovie dello Stato Italiane SpA(b)	0.375%		3/25/2028		EUR	100,000	96,219
Firstgroup PLC(b)	6.875%		9/18/2024		GBP	100,000	127,434
Getlink SE(b)	3.50%		10/30/2025		EUR	100,000	107,282
Hamburger Hochbahn AG(b)	0.125%		2/24/2031		EUR	100,000	89,293
Ile-de-France Mobilites(b)	0.40%		5/28/2031		EUR	100,000	91,016
Mobico Group PLC(b)	2.375%		11/20/2028		GBP	100,000	110,447
Stagecoach Group Ltd.(b)	4.00%		9/29/2025		GBP	100,000	122,438
Total							1,239,454

Water 3.02%
Aegea Finance SARL (Luxembourg)†(a)	9.00%		1/20/2031			$200,000	210,475
American Water Capital Corp.	2.80%		5/1/2030			62,000	55,761
Severn Trent Utilities Finance PLC(b)	4.625%		11/30/2034		GBP	100,000	121,128
Suez SACA(b)	2.875%		5/24/2034		EUR	100,000	100,456
United Utilities PLC (United Kingdom)(a)	6.875%		8/15/2028			$50,000	53,954
Veolia Environnement SA(b)	2.50% (5 yr. EUR Swap + 2.84%	)#	–	(c)	EUR	100,000	97,162
Total							638,936
Total Corporate Bonds (cost $14,928,274)							14,344,510

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
FLOATING RATE LOANS(d) 0.79%

Building & Construction 0.15%
Legence Holdings LLC 2021 Term Loan	8.933% (1 mo. USD Term SOFR + 3.50%	)	12/16/2027		$19,252	$19,197
Thermostat Purchaser III, Inc. Term Loan	10.038% (3 mo. USD Term SOFR + 4.50%	)	8/31/2028		13,687	13,602
Total						32,799

Building Materials 0.07%
Zurn Holdings, Inc. 2021 Term Loan B	7.447% (1 mo. USD Term SOFR + 2.00%	)	10/4/2028		14,883	14,992

Electric: Generation 0.13%
ExGen Renewables IV LLC 2020 Term Loan	8.15% (3 mo. USD Term SOFR + 2.50%	)	12/15/2027		27,838	27,795

Energy: Alternate Sources 0.24%
TerraForm Power Operating LLC 2023 Term Loan B	7.948% (3 mo. USD Term SOFR + 2.50%	)	5/21/2029		50,262	50,254

Integrated Energy 0.08%
Esdec Solar Group BV Term Loan B (Netherlands)(a)	10.36% (3 mo. USD Term SOFR + 4.75%	)	8/30/2028		18,739	17,849

Machinery 0.12%
Array Technologies, Inc. Term Loan B	8.699% (3 mo. USD Term SOFR + 3.25%	)	10/14/2027		24,411	24,432
Total Floating Rate Loans (cost $168,072)						168,121

FOREIGN GOVERNMENT OBLIGATIONS 17.65%

Finland 0.47%
Nordic Investment Bank(b)	Zero Coupon		4/30/2027	EUR	100,000	99,820

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
France 4.71%
Action Logement Services(b)	0.50%	10/30/2034	EUR	200,000	$164,859
French Republic Government Bonds OAT(b)	1.75%	6/25/2039	EUR	250,000	230,713
French Republic Government Bonds OAT(b)	3.00%	6/25/2049	EUR	165,000	174,706
Ile-de-France Mobilites(b)	0.40%	5/28/2031	EUR	100,000	91,016
SNCF Reseau(b)	0.75%	5/25/2036	EUR	100,000	81,266
Societe Du Grand Paris EPIC(b)	0.30%	9/2/2036	EUR	100,000	75,502
Societe Du Grand Paris EPIC(b)	1.125%	5/25/2034	EUR	200,000	179,180
Total					997,242

Germany 3.74%
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon	8/15/2030	EUR	253,315	240,778
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon	8/15/2031	EUR	127,000	118,108
Bundesrepublik Deutschland Bundesanleihe(b)	3.25%	7/4/2042	EUR	356,611	432,526
Total					791,412

Ireland 0.40%
Ireland Government Bonds(b)	1.35%	3/18/2031	EUR	83,000	83,952

Italy 0.48%
Italy Buoni Poliennali Del Tesoro(b)	1.50%	4/30/2045	EUR	149,000	101,173

Japan 2.73%
Development Bank of Japan, Inc.(a)	4.375%	9/22/2025		$200,000	198,457
Japan Bank for International Cooperation(a)	1.625%	1/20/2027		200,000	184,981
Japan Finance Organization for Municipalities(b)	0.01%	2/2/2028	EUR	200,000	193,267
Total					576,705

Netherlands 1.82%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(b)	3.00%	10/25/2027	EUR	200,000	220,163
Nederlandse Waterschapsbank NV(a)	1.00%	5/28/2030		$200,000	165,181
Total					385,344

South Korea 0.95%
Korea Electric Power Corp.†(a)	4.875%	1/31/2027		200,000	200,246

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Spain 1.42%
Adif Alta Velocidad(b)	0.55%		4/30/2030	EUR	200,000	$184,135
Autonomous Community of Madrid(b)	0.419%		4/30/2030	EUR	75,000	69,182
Spain Government Bonds(b)	1.00%		7/30/2042	EUR	66,000	46,643
Total						299,960

Sweden 0.93%
Kommuninvest I Sverige AB(a)	0.375%		6/19/2024		$200,000	196,259
Total Foreign Government Obligations (cost $3,830,827)						3,732,113

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.43%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2 (cost $90,584)	3.123%	#(e)	8/25/2032		100,000	90,640

MUNICIPAL BONDS 2.36%

Sales Tax 0.29%
Dallas Area Rapid Transit TX	2.534%		12/1/2036		80,000	61,826

Taxable Revenue - Water & Sewer 1.86%
City of Aurora Water Revenue CO	2.348%		8/1/2036		30,000	23,254
City of Dallas Waterworks & Sewer System Revenue TX	2.772%		10/1/2040		75,000	56,162
City of Los Angeles Wastewater System Revenue CA	5.713%		6/1/2039		50,000	53,106
City of Philadelphia Water & Wastewater Revenue PA	1.734%		11/1/2028		40,000	35,946
City of San Francisco Public Utilities Commission Water Revenue CA	6.00%		11/1/2040		100,000	107,429
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	2.611%		7/1/2036		20,000	15,642
New York City Municipal Water Finance Authority NY	5.75%		6/15/2041		50,000	54,730
San Diego County Water Authority CA	1.951%		5/1/2034		60,000	47,158
Total						393,427

Transportation 0.21%
Metropolitan Transportation Authority NY	5.175%		11/15/2049		45,000	43,590
Total Municipal Bonds (cost $633,342)						498,843

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.22%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2023-ML15 Class A (cost $46,701)	4.141%	#(e)	1/25/2040	$49,717	$46,947

U.S. TREASURY OBLIGATIONS 6.22%
U.S. Treasury Bonds	4.125%		8/15/2053	128,000	125,900
U.S. Treasury Notes	4.25%		12/31/2025	1,189,000	1,189,186
Total U.S. Treasury Obligations (cost $1,309,966)					1,315,086
Total Long-Term Investments (cost $21,235,666)					20,414,570

SHORT-TERM INVESTMENTS 1.84%

REPURCHASE AGREEMENTS 1.84%
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $430,700 of U.S. Treasury Note at 0.750% due 8/31/2026; value: $396,054; proceeds: $388,278 (cost $388,248)				388,248	388,248
Total Investments in Securities 98.36% (cost $21,623,914)					20,802,818
Other Assets and Liabilities – Net(f) 1.64%					347,244
Net Assets 100.00%					$21,150,062

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2024, the total value of Rule 144A securities was $3,789,819, which represents 17.92% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2024.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2024

Forward Foreign Currency Exchange Contracts at January 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Goldman Sachs	2/23/2024	21,000	$26,628	$26,618	$10
British pound	Sell	Morgan Stanley	2/23/2024	108,000	138,225	136,891	1,334
Euro	Sell	Morgan Stanley	2/28/2024	108,000	118,293	116,842	1,451
Euro	Sell	Morgan Stanley	2/28/2024	87,000	95,871	94,123	1,748
Euro	Sell	Morgan Stanley	2/28/2024	100,000	110,606	108,187	2,419
Euro	Sell	State Street Bank and Trust	2/28/2024	8,870,000	9,607,674	9,596,190	11,484
Euro	Sell	State Street Bank and Trust	2/28/2024	80,000	87,542	86,550	992
Euro	Sell	State Street Bank and Trust	2/28/2024	161,000	174,845	174,181	664
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$20,102

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	2/23/2024	166,000	$211,660	$210,407	$(1,253)
Euro	Buy	Bank of America	2/28/2024	42,000	45,954	45,439	(515)
Euro	Buy	Bank of America	2/28/2024	12,000	13,101	12,982	(119)
Euro	Buy	Goldman Sachs	2/28/2024	40,000	43,862	43,275	(587)
Euro	Buy	Morgan Stanley	2/28/2024	99,000	108,666	107,105	(1,561)
Euro	Buy	Morgan Stanley	2/28/2024	73,000	79,930	78,977	(953)
Euro	Buy	Morgan Stanley	2/28/2024	16,000	17,454	17,310	(144)
Euro	Buy	Toronto Dominion Bank	2/28/2024	44,000	48,279	47,602	(677)
British pound	Sell	Morgan Stanley	2/23/2024	88,000	111,467	111,541	(74)
British pound	Sell	State Street Bank and Trust	2/23/2024	722,000	908,015	915,142	(7,127)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(13,010)

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND January 31, 2024

Futures Contracts at January 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	March 2024	1	Long	EUR	117,311	EUR	118,530	$1,318
Euro-Bund	March 2024	9	Long		1,197,098		1,222,650	27,614
Euro-Buxl	March 2024	6	Long		791,046		825,360	37,084
Euro-Schatz	March 2024	9	Long		952,793		955,710	3,152
Total Unrealized Appreciation on Futures Contracts								$69,168

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	March 2024	5	Short		$(563,465)		$(584,375)	$(20,910)
U.S. 5-Year Treasury Note	March 2024	25	Short		(2,665,123)		(2,709,766)	(44,643)
U.S. Long Bond	March 2024	2	Short		(231,562)		(244,688)	(13,126)
Total Unrealized Depreciation on Futures Contracts								$(78,679)

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$50,454	$–	$50,454
Convertible Bonds	–	167,856	–	167,856
Corporate Bonds	–	14,344,510	–	14,344,510
Floating Rate Loans	–	168,121	–	168,121
Foreign Government Obligations	–	3,732,113	–	3,732,113
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	90,640	–	90,640
Municipal Bonds	–	498,843	–	498,843
Non-Agency Commercial Mortgage-Backed Securities	–	46,947	–	46,947
U.S. Treasury Obligations	–	1,315,086	–	1,315,086
Short-Term Investments
Repurchase Agreements	–	388,248	–	388,248
Total	$–	$20,802,818	$–	$20,802,818

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$20,102	$–	$20,102
Liabilities	–	(13,010)	–	(13,010)
Futures Contracts
Assets	69,168	–	–	69,168
Liabilities	(78,679)	–	–	(78,679)
Total	$(9,511)	$7,092	$–	$(2,419)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.64%

COMMON STOCKS 94.50%

Australia 1.38%

Metals & Mining
BHP Group Ltd.	2,232	$68,286

Austria 1.17%

Banks
Erste Group Bank AG	1,338	57,639

Brazil 4.78%

Broadline Retail 2.32%
MercadoLibre, Inc.*	67	114,691

Capital Markets 0.71%
B3 SA - Brasil Bolsa Balcao	13,191	34,852

Metals & Mining 1.31%
Vale SA	4,722	64,581

Pharmaceuticals 0.44%
Hypera SA	3,414	21,865
Total Brazil		235,989

Canada 0.50%

Metals & Mining
Capstone Copper Corp.*	5,073	24,979

China 17.61%

Automobiles 1.00%
BYD Co. Ltd. Class H	2,205	49,370

Banks 2.80%
China Construction Bank Corp. Class H	132,373	78,611
Industrial & Commercial Bank of China Ltd. Class H	122,564	59,705
		138,316
Investments	Shares	U.S. $ Fair Value
China (continued)

Beverages 1.27%
Kweichow Moutai Co. Ltd. Class A	280	$62,672

Broadline Retail 2.79%
Alibaba Group Holding Ltd.	9,046	81,133
PDD Holdings, Inc. ADR*	446	56,584
		137,717

Electrical Equipment 1.04%
NARI Technology Co. Ltd. Class A	17,520	51,245

Electronic Equipment, Instruments & Components 0.28%
Sunny Optical Technology Group Co. Ltd.	2,255	13,860

Entertainment 1.06%
NetEase, Inc.	2,695	52,386

Hotels, Restaurants & Leisure 0.88%
Trip.com Group Ltd.*	1,195	43,497

Insurance 0.60%
Ping An Insurance Group Co. of China Ltd. Class H	7,035	29,572

Interactive Media & Services 3.19%
Tencent Holdings Ltd.	4,543	157,693

Machinery 0.66%
Sinotruk Hong Kong Ltd.	14,363	32,621

Marine Transportation 0.70%
SITC International Holdings Co. Ltd.	22,754	34,526

Real Estate Management & Development 0.73%
KE Holdings, Inc. ADR	2,557	36,233

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
China (continued)

Textiles, Apparel & Luxury Goods 0.61%
ANTA Sports Products Ltd.	3,578	$30,200
Total China		869,908

France 1.06%

Oil, Gas & Consumable Fuels 0.47%
TotalEnergies SE	355	23,031

Textiles, Apparel & Luxury Goods 0.59%
LVMH Moet Hennessy Louis Vuitton SE	35	29,122
Total France		52,153

Greece 1.24%

Banks
National Bank of Greece SA*	8,043	61,152

Hong Kong 1.00%

Insurance 0.52%
Prudential PLC	2,496	25,641

Machinery 0.48%
Techtronic Industries Co. Ltd.	2,256	23,961
Total Hong Kong		49,602

Hungary 1.00%

Banks
OTP Bank Nyrt	1,070	49,572

India 20.00%

Automobiles 0.80%
Maruti Suzuki India Ltd.	323	39,616

Banks 3.27%
Federal Bank Ltd.	9,706	17,215
HDFC Bank Ltd.	3,656	64,294
ICICI Bank Ltd. ADR	3,287	80,203
		161,712
Investments	Shares	U.S. $ Fair Value
India (continued)

Beverages 0.80%
Varun Beverages Ltd.	2,561	$39,507

Chemicals 0.44%
Asian Paints Ltd.	613	21,775

Construction & Engineering 0.62%
Larsen & Toubro Ltd.	727	30,436

Electric: Utilities 1.40%
Power Grid Corp. of India Ltd.	22,216	69,388

Health Care Providers & Services 1.35%
Max Healthcare Institute Ltd.	7,074	66,525

Hotels, Restaurants & Leisure 1.51%
MakeMyTrip Ltd.*	756	41,875
Zomato Ltd.*	19,409	32,610
		74,485

Information Technology Services 1.63%
Persistent Systems Ltd.	443	44,460
Tata Consultancy Services Ltd.	790	36,286
		80,746

Oil, Gas & Consumable Fuels 2.33%
Reliance Industries Ltd.	3,350	115,094

Personal Care Products 0.53%
Hindustan Unilever Ltd.	867	25,925

Pharmaceuticals 0.94%
Mankind Pharma Ltd.*	610	14,630
Torrent Pharmaceuticals Ltd.	1,048	31,937
		46,567

Real Estate Management & Development 0.50%
Phoenix Mills Ltd.	848	24,809

Tobacco 1.98%
ITC Ltd.	18,439	98,023

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
India (continued)

Wireless Telecommunication Services 1.90%
Bharti Airtel Ltd.	6,637	$93,625
Total India		988,233

Indonesia 3.54%

Banks 1.87%
Bank Central Asia Tbk. PT	40,758	24,660
Bank Negara Indonesia Persero Tbk. PT	185,717	67,567
		92,227

Broadline Retail 0.69%
Mitra Adiperkasa Tbk. PT	274,622	34,014

Diversified Telecommunication Services 0.98%
Telkom Indonesia Persero Tbk. PT	194,134	48,694
Total Indonesia		174,935

Mexico 5.90%

Banks 2.36%
Grupo Financiero Banorte SAB de CV Class O	11,471	116,673

Beverages 2.06%
Fomento Economico Mexicano SAB de CV ADR	751	101,791

Consumer Finance 0.52%
Gentera SAB de CV	18,858	25,649

Real Estate Management & Development 0.96%
Corp. Inmobiliaria Vesta SAB de CV	12,487	47,484
Total Mexico		291,597

Netherlands 2.06%

Oil, Gas & Consumable Fuels 1.52%
Shell PLC	2,418	74,964
Investments	Shares	U.S. $ Fair Value
Netherlands (continued)

Semiconductors & Semiconductor Equipment 0.54%
ASM International NV	48	$26,603
Total Netherlands		101,567

Peru 1.12%

Banks
Credicorp Ltd.	372	55,216

Philippines 1.15%

Banks
BDO Unibank, Inc.	22,028	56,706

Poland 1.00%

Insurance
Powszechny Zaklad Ubezpieczen SA	4,098	49,341

Saudi Arabia 0.72%

Banks
Saudi Awwal Bank	3,737	35,701

South Korea 11.71%

Aerospace & Defense 0.63%
LIG Nex1 Co. Ltd.*	396	31,071

Automobiles 0.56%
Kia Corp.*	363	27,882

Banks 0.39%
KB Financial Group, Inc.	414	19,015

Chemicals 0.64%
LG Chem Ltd.	97	31,455

Life Sciences Tools & Services 1.07%
Samsung Biologics Co. Ltd.†*	84	52,876

Semiconductors & Semiconductor Equipment 1.74%
SK Hynix, Inc.	860	86,121

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
South Korea (continued)

Technology Hardware, Storage & Peripherals 6.68%
Samsung Electronics Co. Ltd.	6,071	$329,879
Total South Korea		578,299

Taiwan 13.47%

Electrical Equipment 0.32%
Voltronic Power Technology Corp.	374	15,993

Electronic Equipment, Instruments & Components 2.00%
Lotes Co. Ltd.	1,533	48,360
Unimicron Technology Corp.	8,989	50,431
		98,791

Semiconductors & Semiconductor Equipment 10.79%
Alchip Technologies Ltd.	247	30,638
ASPEED Technology, Inc.	486	47,735
MediaTek, Inc.	1,527	47,120
Taiwan Semiconductor Manufacturing Co. Ltd.	20,354	407,456
		532,949

Technology Hardware, Storage & Peripherals 0.36%
Quanta Computer, Inc.	2,233	17,656
Total Taiwan		665,389

Thailand 0.99%

Wireless Telecommunication Services
Advanced Info Service PCL	7,900	48,722

United Arab Emirates 0.61%

Real Estate Management & Development
Emaar Development PJSC	15,932	30,190

United Kingdom 1.66%

Banks
HSBC Holdings PLC	10,472	81,868
Investments	Shares	U.S. $ Fair Value
United States 0.83%

Semiconductors & Semiconductor Equipment
NVIDIA Corp.	67	$41,223
Total Common Stocks (cost $4,349,674)		4,668,267

PREFERRED STOCKS 4.14%

Brazil 4.14%

Banks 1.48%
Itau Unibanco Holding SA (cost $68,400)	11,062	73,190

Oil, Gas & Consumable Fuels 2.66%
Petroleo Brasileiro SA (cost $91,120)	16,080	131,366
Total Brazil		204,556
Total Long-Term Investments (cost $4,509,194)		4,872,823
Total Investments in Securities 98.64% (cost $4,509,194)		4,872,823
Other Assets and Liabilities – Net 1.36%		66,958
Net Assets 100.00%		$4,939,781

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2024, the total value of Rule 144A securities was $52,876, which represents 1.07% of net assets.

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$235,989	$–	$–	$235,989
Canada	24,979	–	–	24,979
China	92,817	777,091	–	869,908
Hungary	49,572	–	–	49,572
India	122,078	866,155	–	988,233
Mexico	291,597	–	–	291,597
Peru	55,216	–	–	55,216
South Korea	19,015	559,284	–	578,299
Thailand	48,722	–	–	48,722
United States	41,223	–	–	41,223
Remaining Countries	–	1,484,529	–	1,484,529
Preferred Stocks	204,556	–	–	204,556
Total	$1,185,764	$3,687,059	$–	$4,872,823

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 99.23%

COMMON STOCKS 99.23%

Australia 2.41%

Industrial REITS 0.68%
Goodman Group	1,079	$17,910

Metals & Mining 1.00%
BHP Group Ltd.	865	26,464

Software 0.73%
WiseTech Global Ltd.	406	19,115
Total Australia		63,489

Brazil 1.75%

Broadline Retail
MercadoLibre, Inc.*	27	46,219

Canada 5.84%

Consumer Staples Distribution & Retail 1.35%
Alimentation Couche-Tard, Inc.	610	35,744

Ground Transportation 1.11%
Canadian Pacific Kansas City Ltd.	364	29,292

Information Technology Services 2.23%
Shopify, Inc. Class A*	733	58,691

Software 1.15%
Constellation Software, Inc.	11	30,402
Total Canada		154,129

China 3.12%

Automobiles 0.53%
BYD Co. Ltd. Class H	624	13,971

Broadline Retail 1.11%
PDD Holdings, Inc. ADR*	231	29,307
Investments	Shares	U.S. $ Fair Value
China (continued)

Hotels, Restaurants & Leisure 0.56%
Trip.com Group Ltd. ADR*	405	$14,807

Interactive Media & Services 0.92%
Tencent Holdings Ltd.	694	24,090
Total China		82,175

Denmark 5.32%

Air Freight & Logistics 0.90%
DSV AS	132	23,616

Pharmaceuticals 4.42%
Novo Nordisk AS Class B	1,020	116,591
Total Denmark		140,207

France 8.72%

Aerospace & Defense 1.47%
Airbus SE	244	38,866

Hotels, Restaurants & Leisure 0.78%
Accor SA	523	20,655

Life Sciences Tools & Services 0.52%
Sartorius Stedim Biotech	51	13,741

Personal Care Products 2.02%
L’Oreal SA	111	53,120

Textiles, Apparel & Luxury Goods 3.93%
Hermes International SCA	12	25,316
LVMH Moet Hennessy Louis Vuitton SE	94	78,213
		103,529
Total France		229,911

Germany 5.27%

Insurance 1.02%

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63	26,820

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Interactive Media & Services 0.51%
Scout24 SE†	185	$13,622

Life Sciences Tools & Services 0.79%
Schott Pharma AG & Co. KGaA*	535	20,814

Personal Care Products 0.59%
Beiersdorf AG	106	15,512

Software 2.36%
SAP SE	360	62,369
Total Germany		139,137

Greece 0.55%

Banks
National Bank of Greece SA*	1,900	14,446

Hong Kong 0.55%

Machinery
Techtronic Industries Co. Ltd.	1,370	14,551

India 5.90%

Banks 1.26%
ICICI Bank Ltd. ADR	1,359	33,160

Chemicals 0.56%
Asian Paints Ltd.	420	14,919

Information Technology Services 1.63%
Persistent Systems Ltd.	136	13,649
Tata Consultancy Services Ltd.	640	29,396
		43,045

Oil, Gas & Consumable Fuels 0.81%
Reliance Industries Ltd.	620	21,301

Pharmaceuticals 0.57%
Mankind Pharma Ltd.*	625	14,989
Investments	Shares	U.S. $ Fair Value
India (continued)

Wireless Telecommunication Services 1.07%
Bharti Airtel Ltd.	1,997	$28,171
Total India		155,585

Indonesia 0.72%

Banks
Bank Negara Indonesia Persero Tbk. PT	52,190	18,988

Italy 1.79%

Automobiles 1.12%
Ferrari NV	85	29,642

Life Sciences Tools & Services 0.67%
Stevanato Group SpA	555	17,616
Total Italy		47,258

Japan 13.16%

Broadline Retail 0.66%
Pan Pacific International Holdings Corp.	800	17,293

Chemicals 0.52%
Shin-Etsu Chemical Co. Ltd.	350	13,777

Electronic Equipment, Instruments & Components 2.45%
Keyence Corp.	90	40,266
Murata Manufacturing Co. Ltd.	1,200	24,231
		64,497

Entertainment 0.85%
Nintendo Co. Ltd.	400	22,348

Health Care Equipment & Supplies 0.96%
Hoya Corp.	200	25,406

Household Durables 1.54%
Sony Group Corp.	415	40,698

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Industrial Conglomerates 1.61%
Hitachi Ltd.	540	$42,417

Information Technology Services 0.75%
SHIFT, Inc.*	110	19,830

Machinery 0.90%
Ebara Corp.	380	23,798

Semiconductors & Semiconductor Equipment 2.92%
Disco Corp.	114	30,762
Tokyo Electron Ltd.	250	46,393
		77,155
Total Japan		347,219

Mexico 1.87%

Banks 1.12%
Grupo Financiero Banorte SAB de CV Class O	2,900	29,496

Real Estate Management & Development 0.75%
Corp. Inmobiliaria Vesta SAB de CV ADR	520	19,719
Total Mexico		49,215

Netherlands 6.93%

Financial Services 1.04%
Adyen NV†*	22	27,592

Professional Services 1.12%
Wolters Kluwer NV	200	29,484

Semiconductors & Semiconductor Equipment 4.77%
ASM International NV	50	27,712
ASML Holding NV	113	98,037
		125,749
Total Netherlands		182,825
Investments	Shares	U.S. $ Fair Value
Poland 0.62%

Insurance
Powszechny Zaklad Ubezpieczen SA	1,350	$16,254

Singapore 0.58%

Ground Transportation
Grab Holdings Ltd. Class A*	4,965	15,243

South Korea 1.59%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	770	41,839

Spain 1.14%

Specialty Retail
Industria de Diseno Textil SA	703	30,058

Sweden 2.38%

Biotechnology 0.64%
Swedish Orphan Biovitrum AB*	600	16,841

Machinery 1.74%
Atlas Copco AB Class A	2,883	46,011
Total Sweden		62,852

Switzerland 4.25%

Capital Markets 1.24%
UBS Group AG Registered Shares	1,090	32,626

Chemicals 0.84%
Sika AG Registered Shares	80	22,085

Health Care Equipment & Supplies 0.50%
Alcon, Inc.	174	13,098

Life Sciences Tools & Services 0.74%
Lonza Group AG Registered Shares	40	19,556

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2024

Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Machinery 0.93%
VAT Group AG†	53	$24,673
Total Switzerland		112,038

Taiwan 7.06%

Communications Equipment 0.64%
Accton Technology Corp.	1,000	16,823

Semiconductors & Semiconductor Equipment 5.94%
Realtek Semiconductor Corp.	951	14,232
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	384	43,377
Taiwan Semiconductor Manufacturing Co. Ltd.	4,951	99,111
		156,720

Technology Hardware, Storage & Peripherals 0.48%
Quanta Computer, Inc.	1,600	12,651
Total Taiwan		186,194

United Kingdom 7.02%

Capital Markets 1.17%
London Stock Exchange Group PLC	273	30,880

Hotels, Restaurants & Leisure 1.11%
Flutter Entertainment PLC*	143	29,352

Personal Care Products 1.02%
Unilever PLC	550	26,763

Pharmaceuticals 1.64%
AstraZeneca PLC	327	43,353

Professional Services 1.17%
RELX PLC	750	30,955

Trading Companies & Distributors 0.91%
Ashtead Group PLC	366	23,933
Total United Kingdom		185,236
Investments	Shares	U.S. $ Fair Value
United States 10.69%

Chemicals 0.95%
Linde PLC	62	$25,099

Construction Materials 1.26%
CRH PLC	467	33,130

Electrical Equipment 2.21%
Schneider Electric SE	296	58,149

Food Products 1.63%
Nestle SA Registered Shares	378	43,073

Interactive Media & Services 2.13%
Alphabet, Inc. Class A*	173	24,237
Meta Platforms, Inc. Class A*	82	31,992
		56,229

Pharmaceuticals 1.27%
Eli Lilly & Co.	52	33,572

Semiconductors & Semiconductor Equipment 1.24%
NVIDIA Corp.	53	32,609
Total United States		281,861
Total Common Stocks 99.23% (cost $2,206,091)		2,616,929
Other Assets and Liabilities – Net 0.77%		20,335
Net Assets 100.00%		$2,637,264

REITS	Real Estate Investment Trusts.
ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2024, the total value of Rule 144A securities was $65,887, which represents 2.50% of net assets.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$46,219	$–	$–	$46,219
Canada	154,129	–	–	154,129
China	44,114	38,061	–	82,175
Germany	20,814	118,323	–	139,137
India	33,160	122,425	–	155,585
Italy	17,616	29,642	–	47,258
Mexico	49,215	–	–	49,215
Singapore	15,243	–	–	15,243
Taiwan	43,377	142,817	–	186,194
United States	147,509	134,352	–	281,861
Remaining Countries	–	1,459,913	–	1,459,913
Total	$571,396	$2,045,533	$–	$2,616,929

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.10%

ASSET-BACKED SECURITIES 74.70%

Automobiles 7.94%
CAL Receivables LLC Series 2022-1 Class B†	9.696% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	$350,000	$349,689
Exeter Automobile Receivables Trust 2022-2 Class B	3.65%		10/15/2026	21,143	21,052
Exeter Automobile Receivables Trust 2023-1 Class D	6.69%		6/15/2029	130,000	132,616
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	200,000	203,014
First Investors Auto Owner Trust Series 2021-1A Class E†	3.35%		4/15/2027	250,000	239,070
Total					945,441

Other 66.76%
Affirm Asset Securitization Trust Series 2022-A Class 1A†	4.30%		5/17/2027	335,000	331,965
Apidos CLO XVIII Series B Class B†	7.229% (3 mo. USD Term SOFR + 1.91%	)#	10/22/2030	250,000	250,925
Avant Loans Funding Trust 2021-REV1 Class C†	2.30%		7/15/2030	150,000	144,120
Avant Loans Funding Trust Series 2021-REV1 Class A†	1.21%		7/15/2030	114,889	114,332
Bain Capital Credit CLO Ltd. Series 2022-5A Class DR†	9.567% (3 mo. USD Term SOFR + 4.25%	)#	1/24/2037	250,000	253,196
Ballyrock CLO Ltd. Series 2022-20A Class BR†	7.914% (3 mo. USD Term SOFR + 2.60%	)#	7/15/2034	250,000	251,390
Ballyrock CLO Ltd. Series 2023-25A Class A2†	7.774% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036	250,000	251,360
Ballyrock CLO Ltd. Series 2023-25A Class C†	10.024% (3 mo. USD Term SOFR + 4.70%	)#	1/25/2036	250,000	251,245
Barings Loan Partners CLO Ltd. Series LP-3A Class BR†	7.418% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2033	250,000	249,997
Benefit Street Partners CLO XVIII Ltd. Series 2019-18A Class BR†	7.276% (3 mo. USD Term SOFR + 1.96%	)#	10/15/2034	250,000	250,909

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Other (continued)
CIFC Funding Ltd. Series 2020-2A Class AR†	6.749% (3 mo. USD Term SOFR + 1.43%	)#	10/20/2034		$250,000	$250,369
CIFC Funding Ltd. Series 2021-4A Class D†	8.476% (3 mo. USD Term SOFR + 3.16%	)#	7/15/2033		250,000	250,417
CIFC Funding Ltd. Series 2023-3A Class A†	6.916% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2037		250,000	250,000
CIFC Funding Ltd. Series 2023-3A Class B†	7.616% (3 mo. USD Term SOFR + 2.30%	)#	1/20/2037		250,000	251,250
Fairstone Financial Issuance Trust I Series 2020-1A Class D†(a)	6.873%		10/20/2039	CAD	250,000	174,369
Fairstone Financial Issuance Trust Series I 2020-1A Class A†(a)	2.509%		10/20/2039	CAD	278,493	200,475
Gracie Point International Funding Series 2023-1A Class A†	7.296% (90 day USD SOFR Average + 1.95%	)#	9/1/2026		$199,990	201,015
GREYWOLF CLO VII Ltd. Series 2018-2A Class A2†	7.478% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031		250,000	251,094
Madison Park Funding XLVIII Ltd. Series 2021-48A Class A†	6.721% (3 mo. USD Term SOFR + 1.41%	)#	4/19/2033		250,000	250,462
Madison Park Funding XXXVII Ltd. Series 2019-37A Class BR†	7.226% (3 mo. USD Term SOFR + 1.91%	)#	7/15/2033		250,000	250,796
Magnetite XXXIX Ltd. Series 2023-39A Class C†	7.935% (3 mo. USD Term SOFR + 2.55%	)#	10/25/2033		250,000	251,178
Mariner Finance Issuance Trust Series 2020-AA Class B†	3.21%		8/21/2034		200,000	192,095
MF1 LLC Series 2024-FL14 Class A†	7.087% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039		100,000	99,750	(b)
Neuberger Berman CLO XVII Ltd. Series 2014-17A Class BR2†	7.079% (3 mo. USD Term SOFR + 1.76%	)#	4/22/2029		250,000	249,720
OCP CLO Ltd. Series 2024-31A Class D†(c)	7.67% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037		250,000	250,937	(b)
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†	8.006% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2036		250,000	251,027

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Post CLO Ltd. Series 2023-1A Class B1†	7.818% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2036	$250,000	$252,000
Rad CLO Ltd. Series 2023-20A Class D†	10.406% (3 mo. USD Term SOFR + 5.00%	)#	7/20/2036	250,000	253,416
Regatta XXV Funding Ltd. Series 2023-1A Class C†	8.364% (3 mo. USD Term SOFR + 3.05%	)#	7/15/2036	250,000	251,567
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	224,438	210,221
Stratus Static CLO Ltd. Series 2022-3A Class CR†	7.718% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2031	250,000	249,997
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.568% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	250,000	251,600
Voya CLO Ltd. Series 2018-1A Class A2†	6.871% (3 mo. USD Term SOFR + 1.56%	)#	4/19/2031	250,000	249,625
Voya CLO Ltd. Series 2018-4A Class A1AR†	6.616% (3 mo. USD Term SOFR + 1.30%	)#	1/15/2032	250,000	250,286
Total					7,943,105
Total Asset-Backed Securities (cost $8,783,553)					8,888,546

CORPORATE BONDS 8.16%

Auto Manufacturers 1.52%
Hyundai Capital America†	6.846% (SOFR + 1.50%	)#	1/8/2027	180,000	181,139

Banks 3.69%
Goldman Sachs Group, Inc.	7.204% (SOFR + 1.85%	)#	3/15/2028	50,000	50,721
ING Groep NV (Netherlands)(d)	6.364% (SOFR + 1.01%	)#	4/1/2027	200,000	199,056
JPMorgan Chase & Co.	6.54% (SOFR + 1.18%	)#	2/24/2028	20,000	20,063
Truist Financial Corp.	5.755% (SOFR + 0.40%	)#	6/9/2025	170,000	168,620
Total					438,460

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance 1.26%
GA Global Funding Trust†	5.854% (SOFR + 0.50%	)#	9/13/2024	$150,000	$149,615

Multi-National 1.69%
Asian Development Bank (Philippines)(d)	6.352% (SOFR + 1.00%	)#	4/6/2027	100,000	101,836
International Bank for Reconstruction & Development	5.65% (SOFR + 0.29%	)#	11/22/2028	100,000	99,453
Total					201,289
Total Corporate Bonds (cost $962,868)					970,503

FLOATING RATE LOANS(e) 12.27%

Aerospace 0.34%
American Airlines, Inc. 2021 Term Loan	10.329% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	39,100	40,124

Building Materials 1.10%
Emrld Borrower LP Term Loan B	8.313% (1 mo. USD Term SOFR + 3.00%	)	5/31/2030	38,308	38,363
Quikrete Holdings, Inc. 2023 Term Loan B	8.197% (1 mo. USD Term SOFR + 2.75%	)	3/19/2029	45,652	45,704
Summit Materials LLC 2023 Incremental Term Loan B	7.827% (3 mo. USD Term SOFR + 2.50%	)	11/30/2028	47,000	47,191
Total					131,258

Distribution/Wholesale 0.34%
Owens & Minor, Inc. 2022 Term Loan B	9.183% - 9.20% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/29/2029	40,723	40,837

Diversified Financial Services 3.40%
Avolon TLB Borrower 1 (US) LLC 2023 Term Loan B6	7.337% (1 mo. USD Term SOFR + 2.00%	)	6/22/2028	99,489	99,580
Citadel Securities LP 2023 Term Loan B	7.587% (1 mo. USD Term SOFR + 2.25%	)	7/29/2030	66,669	66,653

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Jane Street Group LLC 2024 Term Loan B	7.951% (1 mo. USD Term SOFR + 2.50%	)	1/26/2028	$55,647	$55,497
Nuvei Technologies Corp. USD Term Loan (Canada)(d)	8.41% (3 mo. USD Term SOFR + 3.00%	)	12/19/2030	83,000	83,032
Setanta Aircraft Leasing Designated Activity Co. Term Loan B (Ireland)(d)	7.61% (3 mo. USD Term SOFR + 2.00%	)	11/5/2028	100,000	100,166
Total					404,928

Electric 0.32%
Talen Energy Supply LLC 2023 Term Loan B	9.869% (3 mo. USD Term SOFR + 4.50%	)	5/17/2030	37,810	37,952

Electric: Utilities 0.34%
Compass Power Generation LLC 2022 Term Loan B2	9.697% (1 mo. USD Term SOFR + 4.25%	)	4/14/2029	40,416	40,667

Entertainment 0.96%
Flutter Financing BV Term Loan B (Netherlands)(d)	7.698% (3 mo. USD Term SOFR + 2.25%	)	11/25/2030	115,000	114,712

Financial 0.84%
LPL Holdings, Inc. 2019 Term Loan B1	7.206% (3 mo. USD Term SOFR + 1.75%	)	11/12/2026	99,225	99,296

Internet 0.31%
Uber Technologies, Inc. 2023 Term Loan B	8.135% (3 mo. USD Term SOFR + 2.75%	)	3/3/2030	36,471	36,515

Lodging 1.68%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.186% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028	100,000	100,114
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B	8.083% (1 mo. USD Term SOFR + 2.75%	)	1/17/2031	100,077	100,027
Total					200,141

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 0.83%
Charter Communications Operating LLC 2019 Term Loan B2	7.083% (1 mo. USD Term SOFR + 1.75%	)	2/1/2027	$99,223	$99,024

Real Estate 0.62%
Cushman & Wakefield U.S. Borrower LLC 2023 Term Loan B	9.333% (1 mo. USD Term SOFR + 4.00%	)	1/31/2030	73,538	73,262

Retail 1.19%
KFC Holding Co. 2021 Term Loan B	7.196% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	99,489	99,578
Peer Holding III BV 2023 USD Term Loan B4 (Netherlands)(d)	8.598% (3 mo. USD Term SOFR + 3.25%	)	10/28/2030	42,000	42,131
Total					141,709
Total Floating Rate Loans (cost $1,453,851)					1,460,425

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.75%
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.136% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	86,012	84,955
BX Trust Series 2021-ARIA Class A†	6.347% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	100,000	98,721
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.195% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	296,634	301,720
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.737% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	100,000	98,022
PFP Ltd. Series 2023-10 Class A†	7.697% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	100,000	100,688
Total Non-Agency Commercial Mortgage-Backed Securities (cost $675,314)					684,106

U.S. TREASURY OBLIGATIONS 1.22%
U.S. Treasury Floating Rate Notes (cost $144,827)	5.45% (3 mo. Treasury money market yield + 0.17%	)#	10/31/2025	145,000	144,931
Total Long-Term Investments (cost $12,020,413)					12,148,511
Other Assets and Liabilities – Net(f) (2.10)%					(249,844)
Net Assets 100.00%					$11,898,667

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2024

CAD	Canadian Dollar.
REMIC	Real Estate Investment Mortgage Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2024, the total value of Rule 144A securities was $9,546,724, which represents 80.23% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2024.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis (See Note 2(k)).
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2024.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at January 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	2/9/2024	5,000	$3,723	$3,719	$4

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	2/9/2024	568,000	$414,226	$422,521	$(8,295)

Futures Contracts at January 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2024	8	Short	$(1,641,059)	$(1,645,250)	$(4,191)

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$7,592,418	$350,687	$7,943,105
Remaining Industries	–	945,441	–	945,441
Corporate Bonds	–	970,503	–	970,503
Floating Rate Loans	–	1,460,425	–	1,460,425
Non-Agency Commercial
Mortgage-Backed Securities	–	684,106	–	684,106
U.S. Treasury Obligations	–	144,931	–	144,931
Total	$–	$11,797,824	$350,687	$12,148,511

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$4	$–	$4
Liabilities	–	(8,295)	–	(8,295)
Futures Contracts
Assets	–	–	–	–
Liabilities	(4,191)	–	–	(4,191)
Total	$(4,191)	$(8,291)	$–	$(12,482)
(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of August 1, 2023	$–
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	937
Purchases	349,750
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of January 31, 2024	$350,687
Change in unrealized appreciation/depreciation for the period ended January 31, 2024, related to Level 3 investments held at January 31, 2024	$937

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 103.37%

ASSET-BACKED SECURITIES 0.88%

Other
Barings Loan Partners CLO Ltd. Series LP-3A Class BR†	7.418% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2033	$4,480,000	$4,479,948
Carlyle Global Market Strategies CLO Ltd. Series 2014-1A Class BR2†	6.978% (3 mo. USD Term SOFR + 1.66%	)#	4/17/2031	7,750,000	7,724,850
CIFC Funding Ltd. Series 2023-3A Class B†	7.616% (3 mo. USD Term SOFR + 2.30%	)#	1/20/2037	7,040,000	7,075,200
KKR CLO Ltd. Series 23-B Class B†	7.329% (3 mo. USD Term SOFR + 2.01%	)#	10/20/2031	1,700,000	1,706,793
Stratus Static CLO Ltd. Series 2022-3A Class CR†	7.718% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2031	3,250,000	3,249,964
Total Asset-Backed Securities (cost $24,149,122)					24,236,755

				Shares

COMMON STOCKS 0.01%

Electric: Utilities 0.01%
Talen Energy Supply LLC*				3,016	200,111

Independent Power and Renewable Electricity Producers 0.00%
Talen Energy Corp.*				879	58,322
Total Common Stocks (cost $173,327)					258,433

				Principal Amount

CONVERTIBLE BONDS 2.36%

Computers 0.51%
CyberArk Software Ltd. (Israel)(a)	Zero Coupon		11/15/2024	$1,951,000	2,944,059
Rapid7, Inc.†	1.25%		3/15/2029	2,462,000	2,694,413
Seagate HDD Cayman (Cayman Islands)†(a)	3.50%		6/1/2028	2,364,000	2,853,348
Western Digital Corp.†	3.00%		11/15/2028	2,219,000	2,883,590
Zscaler, Inc.	0.125%		7/1/2025	1,756,000	2,815,746
Total					14,191,156

Energy-Alternate Sources 0.28%
Enphase Energy, Inc.	Zero Coupon		3/1/2028	5,617,000	4,757,037
NextEra Energy Partners LP†	Zero Coupon		6/15/2024	2,960,000	2,884,520
Total					7,641,557

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment 0.10%
DraftKings Holdings, Inc.	Zero Coupon	3/15/2028	$3,350,000	$2,830,750

Health Care-Products 0.10%
TransMedics Group, Inc.†	1.50%	6/1/2028	2,236,000	2,660,840

Internet 0.46%
Booking Holdings, Inc.	0.75%	5/1/2025	1,394,000	2,614,586
MakeMyTrip Ltd. (India)(a)	Zero Coupon	2/15/2028	3,041,000	4,453,545
PDD Holdings, Inc. (Ireland)(a)	Zero Coupon	12/1/2025	2,906,000	2,848,025
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	2,955,000	2,836,800
Total				12,752,956

Miscellaneous Manufacturing 0.09%
Axon Enterprise, Inc.	0.50%	12/15/2027	2,106,000	2,591,433

REITS 0.10%
Pebblebrook Hotel Trust	1.75%	12/15/2026	2,950,000	2,638,480

Semiconductors 0.12%
Veeco Instruments, Inc.†	2.875%	6/1/2029	2,465,000	3,224,220

Software 0.60%
Akamai Technologies, Inc.	0.125%	5/1/2025	2,177,000	2,875,817
Altair Engineering, Inc.	1.75%	6/15/2027	2,116,000	2,750,800
Datadog, Inc.	0.125%	6/15/2025	1,727,000	2,453,204
Guidewire Software, Inc.	1.25%	3/15/2025	2,526,000	2,830,383
HubSpot, Inc.	0.375%	6/1/2025	1,242,000	2,710,665
MongoDB, Inc.	0.25%	1/15/2026	1,486,000	2,877,639
Total				16,498,508
Total Convertible Bonds (cost $61,423,277)				65,029,900

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 0.21%

Commercial Banks 0.11%
Bank of America Corp.	7.25%		2,513	3,066,739

Financial Services 0.10%
Apollo Global Management, Inc.	6.75%		48,486	2,840,795
Total Convertible Preferred Stocks (cost $5,677,589)				5,907,534

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
CORPORATE BONDS 85.62%

Advertising 0.69%
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028		$7,236,000	$6,278,658
Clear Channel Outdoor Holdings, Inc.†	9.00%	9/15/2028		1,332,000	1,385,577
Outfront Media Capital LLC/Outfront Media Capital Corp.†	5.00%	8/15/2027		6,661,000	6,382,073
Summer BC Bidco B LLC†	5.50%	10/31/2026		2,800,000	2,700,894
Summer BC Holdco B SARL(b)	5.75%	10/31/2026	EUR	2,032,000	2,152,065
Total					18,899,267

Aerospace/Defense 1.71%
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028		$4,753,000	4,635,408
Bombardier, Inc. (Canada)†(a)	7.50%	2/1/2029		6,610,000	6,745,822
Bombardier, Inc. (Canada)†(a)	7.875%	4/15/2027		5,829,000	5,826,468
Bombardier, Inc. (Canada)†(a)	8.75%	11/15/2030		1,814,000	1,905,984
Rolls-Royce PLC (United Kingdom)†(a)	5.75%	10/15/2027		2,304,000	2,307,418
Spirit AeroSystems, Inc.†	9.75%	11/15/2030		3,859,000	4,055,077
TransDigm, Inc.	5.50%	11/15/2027		5,877,000	5,722,780
TransDigm, Inc.†	6.25%	3/15/2026		5,939,000	5,903,418
TransDigm, Inc.†	6.75%	8/15/2028		1,684,000	1,713,660
TransDigm, Inc.†	6.875%	12/15/2030		3,032,000	3,105,602
Triumph Group, Inc.	7.75%	8/15/2025		2,236,000	2,239,622
Triumph Group, Inc.†	9.00%	3/15/2028		2,958,000	3,124,828
Total					47,286,087

Agriculture 0.49%
Kernel Holding SA (Ukraine)†(a)	6.50%	10/17/2024		3,304,000	2,945,516
Kernel Holding SA (Ukraine)(a)	6.75%	10/27/2027		1,000,000	678,123
MHP SE (Ukraine)†(a)	7.75%	5/10/2024		2,000,000	1,922,824
MHP SE (Ukraine)(a)	7.75%	5/10/2024		2,800,000	2,691,954
Turning Point Brands, Inc.†	5.625%	2/15/2026		2,026,000	1,972,159
Vector Group Ltd.†	10.50%	11/1/2026		3,225,000	3,235,543
Total					13,446,119

Airlines 1.38%
Air Canada (Canada)†(a)	3.875%	8/15/2026		6,931,000	6,599,377
American Airlines, Inc.†	7.25%	2/15/2028		8,966,000	9,094,843
Azul Secured Finance LLP	11.50%	5/28/2029		3,000,000	2,494,334
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		6,502,817	6,124,841
United Airlines, Inc.†	4.625%	4/15/2029		4,440,000	4,110,807

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	7.875%		5/1/2027			$5,610,000	$4,691,026
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	9.50%		6/1/2028			5,878,000	4,986,425
Total							38,101,653

Auto Manufacturers 1.66%
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	10.50%		11/30/2025			3,853,000	3,894,597
Ford Credit Canada Co.(b)	7.375%		5/12/2026		CAD	8,330,000	6,436,613
Ford Motor Credit Co. LLC	7.35%		11/4/2027			$13,995,000	14,727,920
Hyundai Capital America†	6.10%		9/21/2028			4,192,000	4,380,993
Jaguar Land Rover Automotive PLC (United Kingdom)†(a)	5.875%		1/15/2028			8,000,000	7,868,914
JB Poindexter & Co., Inc.†	8.75%		12/15/2031			4,470,000	4,581,750
Rivian Holdings LLC/Rivian LLC/ Rivian Automotive LLC†	11.493% (6 mo. USD LIBOR + 5.63%	)#	10/15/2026			3,722,000	3,748,099
Total							45,638,886

Auto Parts & Equipment 1.54%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027			7,375,000	7,356,149
American Axle & Manufacturing, Inc.	6.875%		7/1/2028			2,500,000	2,427,980
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028			837,000	848,760
Dana, Inc.	5.625%		6/15/2028			3,425,000	3,317,819
Goodyear Tire & Rubber Co.	5.00%		5/31/2026			9,764,000	9,582,650
IHO Verwaltungs GmbH (Germany)†(a)	4.75%		9/15/2026			4,550,000	4,451,925
Tenneco, Inc.†	8.00%		11/17/2028			16,599,000	14,472,336
Total							42,457,619

Banks 3.08%
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%	)#	9/13/2029			5,000,000	5,257,356
Akbank TAS (Turkey)(a)	6.80% (5 yr. CMT + 6.02%	)#	6/22/2031			2,000,000	1,969,739
Citigroup, Inc.	3.875% (5 yr. CMT + 3.42%	)#	–	(c)		8,678,000	8,017,797
Citizens Bank NA	4.119% (SOFR + 1.40%	)#	5/23/2025			2,145,000	2,130,875
Comerica, Inc.	5.982% (SOFR + 2.16%	)#	1/30/2030			7,884,000	7,862,885
Freedom Mortgage Corp.†	6.625%		1/15/2027			2,750,000	2,643,591
Freedom Mortgage Corp.†	12.00%		10/1/2028			7,916,000	8,695,924

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	4.125% (5 yr. CMT + 2.95%	)#	–	(c)		$3,203,000	$2,918,059
Goldman Sachs Group, Inc.	7.50% (5 yr. CMT + 3.16%	)#	–	(c)		4,141,000	4,359,931
Huntington National Bank	5.699% (SOFR + 1.22%	)#	11/18/2025			1,160,000	1,153,995
ING Groep NV (Netherlands)(a)	6.916% (SOFR + 1.56%	)#	9/11/2027			3,500,000	3,538,376
JPMorgan Chase & Co.	4.00% (3 mo. USD Term SOFR + 2.75%	)#	–	(c)		8,400,000	8,042,108
KeyBank NA	4.15%		8/8/2025			2,000,000	1,956,556
Popular, Inc.	7.25%		3/13/2028			7,030,000	7,295,839
Santander Holdings USA, Inc.	6.174% (SOFR + 2.50%	)#	1/9/2030			9,850,000	9,911,737
Truist Financial Corp.	7.161% (SOFR + 2.45%	)#	10/30/2029			4,056,000	4,381,540
UBS Group AG (Switzerland)(a)	5.125% (5 yr. CMT + 4.86%	)#	–	(c)		2,130,000	2,018,739
UBS Group AG (Switzerland)†(a)	9.25% (5 yr. CMT + 4.75%	)#	–	(c)		2,674,000	2,867,033
Total							85,022,080

Building Materials 1.66%
ACProducts Holdings, Inc.†	6.375%		5/15/2029			3,470,000	2,589,887
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028			7,418,000	7,626,891
CP Atlas Buyer, Inc.†	7.00%		12/1/2028			2,670,000	2,382,254
Eco Material Technologies, Inc.†	7.875%		1/31/2027			7,715,000	7,718,819
Griffon Corp.	5.75%		3/1/2028			3,690,000	3,620,148
JELD-WEN, Inc.†	4.875%		12/15/2027			9,210,000	8,741,776
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028			8,163,000	7,986,921
Standard Industries, Inc.†	5.00%		2/15/2027			5,360,000	5,211,531
Total							45,878,227

Chemicals 2.17%
ASP Unifrax Holdings, Inc.†	5.25%		9/30/2028			5,951,000	3,959,319
Celanese U.S. Holdings LLC	6.165%		7/15/2027			4,143,000	4,246,935
Cerdia Finanz GmbH (Germany)†(a)	10.50%		2/15/2027			4,662,000	4,792,439
Chemours Co.	5.375%		5/15/2027			3,493,000	3,401,791
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028			4,255,000	4,014,784
Herens Midco SARL(b)	5.25%		5/15/2029		EUR	3,659,000	2,784,843
Kobe U.S. Midco 2, Inc.†	9.25%		11/1/2026			$3,860,500	3,242,820
Methanex Corp. (Canada)(a)	5.125%		10/15/2027			1,990,000	1,921,670

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Chemicals (continued)
Minerals Technologies, Inc.†	5.00%	7/1/2028		$5,500,000	$5,264,352
OCI NV (Netherlands)†(a)	4.625%	10/15/2025		4,000,000	3,911,758
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		9,507,000	10,070,047
Rain Carbon, Inc.†	12.25%	9/1/2029		4,002,000	3,966,822
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		54,000	52,664
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		535,000	497,315
SK Invictus Intermediate II SARL (Luxembourg)†(a)	5.00%	10/30/2029		9,260,000	7,853,591
Total					59,981,150

Coal 0.42%
Adaro Indonesia PT (Indonesia)(a)	4.25%	10/31/2024		3,000,000	2,950,121
Coronado Finance Pty. Ltd. (Australia)†(a)	10.75%	5/15/2026		1,063,000	1,117,840
SunCoke Energy, Inc.†	4.875%	6/30/2029		6,384,000	5,772,253
Warrior Met Coal, Inc.†	7.875%	12/1/2028		1,608,000	1,624,720
Total					11,464,934

Commercial Services 3.50%
AA Bond Co. Ltd.(b)	6.50%	1/31/2026	GBP	2,395,000	3,020,260
AA Bond Co. Ltd.(b)	6.50%	1/31/2026	GBP	1,200,000	1,513,283
Albion Financing 2 SARL (Luxembourg)†(a)	8.75%	4/15/2027		$6,766,000	6,792,684
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026		12,617,000	12,443,818
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		9,317,000	9,120,046
Alta Equipment Group, Inc.†	5.625%	4/15/2026		6,687,000	6,447,920
BCP V Modular Services Finance II PLC(b)	6.125%	11/30/2028	GBP	1,250,000	1,451,978
Cimpress PLC (Ireland)(a)	7.00%	6/15/2026		$7,750,000	7,639,601
Garda World Security Corp. (Canada)†(a)	7.75%	2/15/2028		3,227,000	3,286,499
Herc Holdings, Inc.†	5.50%	7/15/2027		4,554,000	4,475,465
Hertz Corp.(d)	Zero Coupon	10/15/2022		2,000	50
Hertz Corp.	Zero Coupon	10/15/2024		22,000	550
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co.-Issuer, Inc.†	5.00%	2/1/2026		2,373,000	2,374,483
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	8.25%	11/15/2028		3,430,000	3,545,762
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%	4/15/2026		2,050,000	2,050,997
Prime Security Services Borrower LLC/Prime Finance, Inc.†	6.25%	1/15/2028		5,849,000	5,801,415
Sabre GLBL, Inc.†	8.625%	6/1/2027		6,897,000	6,453,905
Sotheby’s†	7.375%	10/15/2027		7,710,000	7,421,236
Verscend Escrow Corp.†	9.75%	8/15/2026		2,992,000	3,006,212

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Commercial Services (continued)
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026		$9,062,000	$8,719,774
Williams Scotsman, Inc.†	4.625%		8/15/2028		1,038,000	983,505
Total						96,549,443

Computers 0.52%
NCR Atleos Corp.†	9.50%		4/1/2029		6,472,000	6,947,822
Western Digital Corp.	2.85%		2/1/2029		8,696,000	7,443,360
Total						14,391,182

Distribution/Wholesale 0.27%
G-III Apparel Group Ltd.†	7.875%		8/15/2025		4,164,000	4,178,819
Travis Perkins PLC(b)	3.75%		2/17/2026	GBP	2,800,000	3,352,803
Total						7,531,622

Diversified Financial Services 6.53%
AerCap Holdings NV (Ireland)(a)	5.875% (5 yr. CMT + 4.54%	)#	10/10/2079		$3,000,000	2,981,572
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027		2,500,000	2,597,382
Aretec Group, Inc.†	7.50%		4/1/2029		2,744,000	2,556,521
Aretec Group, Inc.†	10.00%		8/15/2030		3,162,000	3,418,982
Aviation Capital Group LLC†	6.25%		4/15/2028		5,210,000	5,349,262
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026		5,405,000	5,376,992
Bread Financial Holdings, Inc.†	9.75%		3/15/2029		2,688,000	2,686,925
Castlelake Aviation Finance DAC (Ireland)†(a)	5.00%		4/15/2027		6,797,000	6,458,942
Coinbase Global, Inc.†	3.375%		10/1/2028		11,768,000	9,660,336
Enova International, Inc.†	8.50%		9/15/2025		5,422,000	5,366,160
Freedom Mortgage Holdings LLC†(e)	9.25%		2/1/2029		2,563,000	2,597,498
GGAM Finance Ltd. (Ireland)†(a)	8.00%		2/15/2027		5,045,000	5,203,816
GGAM Finance Ltd. (Ireland)†(a)	8.00%		6/15/2028		8,132,000	8,468,860
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%		9/15/2024		11,900,000	11,188,314
ILFC E-Capital Trust II†	7.436% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065		11,038,000	8,795,990
Jefferies Finance LLC/JFIN Co.-Issuer Corp.†	5.00%		8/15/2028		6,500,000	5,873,456
Jefferson Capital Holdings LLC†	6.00%		8/15/2026		5,353,000	5,154,800
LD Holdings Group LLC†	6.50%		11/1/2025		3,208,000	3,023,219
LFS Topco LLC†	5.875%		10/15/2026		4,187,000	3,854,199
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.125%		3/30/2029		2,325,000	2,414,454
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.375%		5/1/2028		4,364,000	4,587,459
Midcap Financial Issuer Trust†	6.50%		5/1/2028		11,659,000	10,658,016

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Diversified Financial Services (continued)
Nationstar Mortgage Holdings, Inc.†	6.00%		1/15/2027		$2,500,000	$2,453,678
Navient Corp.	4.875%		3/15/2028		509,000	462,798
Navient Corp.	5.875%		10/25/2024		2,245,000	2,245,105
Navient Corp.	6.75%		6/15/2026		5,050,000	5,077,058
Navient Corp.	11.50%		3/15/2031		3,942,000	4,308,766
OneMain Finance Corp.	3.50%		1/15/2027		3,000,000	2,747,998
OneMain Finance Corp.	6.875%		3/15/2025		3,208,000	3,222,580
OneMain Finance Corp.	7.125%		3/15/2026		14,859,000	15,072,353
Osaic Holdings, Inc.†	10.75%		8/1/2027		7,618,000	7,808,640
PennyMac Financial Services, Inc.†	5.375%		10/15/2025		8,178,000	8,072,329
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		2,461,000	2,537,013
Provident Funding Associates LP/PFG Finance Corp.†	6.375%		6/15/2025		696,000	654,054
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.†	2.875%		10/15/2026		3,945,000	3,623,206
World Acceptance Corp.†	7.00%		11/1/2026		3,940,000	3,645,394
Total						180,204,127

Electric 3.07%
Alexander Funding Trust II†	7.467%		7/31/2028		3,000,000	3,170,789
Algonquin Power & Utilities Corp. (Canada)(a)	4.75% (5 yr. CMT + 3.25%	)#	1/18/2082		7,247,000	6,276,068
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(a)	4.125%		6/15/2028		2,765,000	2,562,526
Calpine Corp.†	5.125%		3/15/2028		8,370,000	7,994,364
DPL, Inc.	4.125%		7/1/2025		1,975,000	1,926,380
Elwood Energy LLC	8.159%		7/5/2026		5,846	5,071
Emera, Inc. (Canada)(a)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076		3,670,000	3,609,991
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%		2/11/2025		2,483,000	2,475,675
NextEra Energy Operating Partners LP†	4.25%		7/15/2024		3,172,000	3,141,538
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		5,436,000	5,109,632
NextEra Energy Operating Partners LP†	7.25%		1/15/2029		2,629,000	2,710,418
NRG Energy, Inc.	5.75%		1/15/2028		432,000	427,768
NRG Energy, Inc.	6.625%		1/15/2027		4,600,000	4,616,440
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(c)	5,666,000	5,976,378
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		3,971,000	3,704,491
Talen Energy Supply LLC†	8.625%		6/1/2030		786,000	834,791
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(c)	8,783,000	8,529,962

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Electric (continued)
Vistra Corp.†	8.00% (5 yr. CMT + 6.93%	)#	–	(c)		$2,467,000	$2,461,749
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(c)		7,880,000	8,136,100
Vistra Operations Co. LLC†	5.00%		7/31/2027			2,629,000	2,549,323
Vistra Operations Co. LLC†	5.50%		9/1/2026			225,000	223,162
Vistra Operations Co. LLC†	5.625%		2/15/2027			8,265,000	8,149,570
Total							84,592,186

Electrical Components & Equipment 0.07%
WESCO Distribution, Inc.†	7.125%		6/15/2025			2,000,000	2,012,180

Energy-Alternate Sources 0.60%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy (India)(a)	6.25%		12/10/2024			3,000,000	2,975,025
Greenko Solar Mauritius Ltd. (Mauritius)(a)	5.95%		7/29/2026			500,000	489,938
Sunnova Energy Corp.†	11.75%		10/1/2028			9,842,000	8,571,201
TerraForm Power Operating LLC†	5.00%		1/31/2028			4,665,000	4,500,232
Total							16,536,396

Engineering & Construction 0.62%
Gatwick Airport Finance PLC(b)	4.375%		4/7/2026		GBP	2,800,000	3,424,039
Heathrow Finance PLC(b)	3.875%		3/1/2027		GBP	900,000	1,078,542
Heathrow Finance PLC(b)	5.75%		3/3/2025		GBP	3,059,000	3,876,834
Jacobs Engineering Group, Inc.	6.35%		8/18/2028			$5,055,000	5,286,477
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028			3,533,000	3,296,434
Total							16,962,326

Entertainment 2.26%
Allwyn Entertainment Financing U.K. PLC (United Kingdom)†(a)	7.875%		4/30/2029			1,271,000	1,316,438
AMC Entertainment Holdings, Inc.†	10.00%		6/15/2026			11,670,000	8,951,280
Boyne USA, Inc.†	4.75%		5/15/2029			1,077,000	987,392
Caesars Entertainment, Inc.†	8.125%		7/1/2027			7,360,000	7,557,771
CCM Merger, Inc.†	6.375%		5/1/2026			5,805,000	5,749,711
Churchill Downs, Inc.†	5.50%		4/1/2027			2,785,000	2,753,341
Cinemark USA, Inc.†	5.25%		7/15/2028			2,016,000	1,861,272
Cinemark USA, Inc.†	5.875%		3/15/2026			10,373,000	10,286,593
CPUK Finance Ltd. Class B6(b)	4.50%		8/28/2027		GBP	1,285,000	1,463,434
CPUK Finance Ltd.(b)	4.875%		2/28/2047		GBP	2,000,000	2,476,857
Empire Resorts, Inc.†	7.75%		11/1/2026			$2,000,000	1,844,402
Inter Media & Communication SpA(b)	6.75%		2/9/2027		EUR	5,486,000	5,758,271

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment (continued)
International Game Technology PLC†	6.25%	1/15/2027		$1,250,000	$1,258,170
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		2,682,000	2,546,586
Juventus Football Club SpA(b)	3.375%	2/19/2024	EUR	910,000	980,679
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		$2,100,000	1,939,153
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		1,587,000	1,491,843
Penn Entertainment, Inc.†	5.625%	1/15/2027		595,000	575,008
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		400,000	355,700
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		2,275,000	2,120,710
Total					62,274,611

Environmental Control 0.14%
Enviri Corp.†	5.75%	7/31/2027		4,035,000	3,797,045

Food 0.92%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027		985,000	956,343
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.875%	2/15/2028		313,000	312,935
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028		1,875,000	1,897,032
B&G Foods, Inc.†	8.00%	9/15/2028		2,931,000	3,058,909
Bellis Acquisition Co. PLC(b)	3.25%	2/16/2026	GBP	3,000,000	3,607,160
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		$2,130,000	1,995,340
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%	7/1/2029		1,674,000	1,696,954
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(a)	5.625%	8/15/2026		1,404,000	1,362,328
Iceland Bondco PLC†(b)	10.875%	12/15/2027	GBP	654,000	889,275
Iceland Bondco PLC(b)	10.875%	12/15/2027	GBP	250,000	339,937
Market Bidco Finco PLC(b)	5.50%	11/4/2027	GBP	6,850,000	8,004,131
Nathan’s Famous, Inc.†	6.625%	11/1/2025		$10,000	9,960
Performance Food Group, Inc.†	5.50%	10/15/2027		1,260,000	1,229,967
Total					25,360,271

Forest Products & Paper 0.33%
Ahlstrom Holding 3 OYJ (Finland)†(a)	4.875%	2/4/2028		6,090,000	5,500,463
Mercer International, Inc. (Canada)(a)	5.125%	2/1/2029		2,795,000	2,402,504
Mercer International, Inc. (Canada)†(a)	12.875%	10/1/2028		1,210,000	1,299,332
Total					9,202,299

Health Care-Products 0.33%
Bausch & Lomb Escrow Corp. (Canada)†(a)	8.375%	10/1/2028		8,857,000	9,200,829

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Health Care-Services 2.95%
Catalent Pharma Solutions, Inc.(b)	2.375%	3/1/2028	EUR	950,000	$916,483
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027		$4,750,000	4,574,621
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027		4,932,000	4,562,316
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030		4,195,000	2,735,718
CHS/Community Health Systems, Inc.†	6.875%	4/1/2028		4,244,000	2,831,045
CHS/Community Health Systems, Inc.†	8.00%	3/15/2026		6,880,000	6,786,950
CHS/Community Health Systems, Inc.†	8.00%	12/15/2027		4,260,000	4,199,039
Global Medical Response, Inc.†	6.50%	10/1/2025		3,662,000	3,142,728
Heartland Dental LLC/Heartland Dental Finance Corp.†	8.50%	5/1/2026		3,700,000	3,666,885
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		8,552,000	8,926,749
LifePoint Health, Inc.†	5.375%	1/15/2029		11,343,000	8,978,936
LifePoint Health, Inc.†	11.00%	10/15/2030		1,976,000	2,105,079
ModivCare, Inc.†	5.875%	11/15/2025		2,466,000	2,437,629
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026		1,452,000	1,450,921
Select Medical Corp.†	6.25%	8/15/2026		5,212,000	5,214,934
Star Parent, Inc.†	9.00%	10/1/2030		2,682,000	2,823,484
Tenet Healthcare Corp.	5.125%	11/1/2027		2,100,000	2,040,910
Tenet Healthcare Corp.	6.125%	10/1/2028		7,580,000	7,558,511
Tenet Healthcare Corp.	6.25%	2/1/2027		6,451,000	6,437,631
Total					81,390,569

Holding Companies-Diversified 0.30%
Benteler International AG†(b)	9.375%	5/15/2028	EUR	2,150,000	2,493,110
Benteler International AG (Austria)†(a)	10.50%	5/15/2028		$2,814,000	3,005,188
Stena International SA (Luxembourg)†(a)	7.25%	1/15/2031		2,756,000	2,759,858
Total					8,258,156

Home Builders 1.05%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.625%	1/15/2028		2,445,000	2,411,383
Century Communities, Inc.	6.75%	6/1/2027		3,469,000	3,498,317
Dream Finders Homes, Inc.†	8.25%	8/15/2028		1,257,000	1,323,114
Forestar Group, Inc.†	5.00%	3/1/2028		1,000,000	944,605
LGI Homes, Inc.†	8.75%	12/15/2028		3,145,000	3,322,150
M/I Homes, Inc.	4.95%	2/1/2028		3,316,000	3,191,136
Miller Homes Group Finco PLC(b)	7.00%	5/15/2029	GBP	2,375,000	2,705,152
Shea Homes LP/Shea Homes Funding Corp.	4.75%	2/15/2028		$4,836,000	4,600,299
STL Holding Co. LLC†(e)	8.75%	2/15/2029		4,071,000	4,145,499
Tri Pointe Homes, Inc.	5.25%	6/1/2027		2,926,000	2,880,062
Total					29,021,717

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Housewares 0.54%
Newell Brands, Inc.	4.875%		6/1/2025			$3,993,000	$3,921,014
Newell Brands, Inc.	5.20%		4/1/2026			1,880,000	1,831,785
Newell Brands, Inc.	6.375%		9/15/2027			6,900,000	6,798,799
SWF Escrow Issuer Corp.†	6.50%		10/1/2029			3,330,000	2,310,720
Total							14,862,318

Insurance 0.49%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028			5,036,000	5,086,491
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051			7,889,000	7,029,896
Jones Deslauriers Insurance Management, Inc. (Canada)†(a)	8.50%		3/15/2030			1,343,000	1,394,403
Total							13,510,790

Internet 1.41%
EquipmentShare.com, Inc.†	9.00%		5/15/2028			10,593,000	10,761,958
Gen Digital, Inc.†	6.75%		9/30/2027			6,431,000	6,534,468
ION Trading Technologies SARL (Luxembourg)†(a)	5.75%		5/15/2028			4,808,000	4,409,513
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%		4/30/2027			2,216,000	2,133,781
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	6.00%		2/15/2028			3,066,000	2,922,511
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%		6/1/2028			685,000	701,570
Rakuten Group, Inc. (Japan)(a)	5.125% (5 yr. CMT + 4.58%	)#	–	(c)		3,500,000	2,905,465
Rakuten Group, Inc. (Japan)†(a)	10.25%		11/30/2024			1,750,000	1,806,875
Uber Technologies, Inc.†	6.25%		1/15/2028			2,713,000	2,730,431
United Group BV(b)	7.252% (3 mo. EURIBOR + 3.25%	)#	2/15/2026		EUR	2,100,000	2,275,128
United Group BV(b)	7.252% (3 mo. EURIBOR + 3.25%	)#	2/15/2026		EUR	1,500,000	1,625,092
Total							38,806,792

Investment Companies 0.42%
Ares Capital Corp.	5.875%		3/1/2029			$6,895,000	6,835,905
Blue Owl Credit Income Corp.	5.50%		3/21/2025			4,756,000	4,710,866
Total							11,546,771

Iron-Steel 0.90%
ATI, Inc.	5.875%		12/1/2027			4,425,000	4,319,265
ATI, Inc.	7.25%		8/15/2030			2,019,000	2,079,512

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel (continued)
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026	$6,727,000	$6,162,716
Cleveland-Cliffs, Inc.	5.875%	6/1/2027	1,520,000	1,510,524
Cleveland-Cliffs, Inc.†	6.75%	3/15/2026	2,564,000	2,573,664
Mineral Resources Ltd. (Australia)†(a)	8.00%	11/1/2027	6,411,000	6,562,193
U.S. Steel Corp.	6.875%	3/1/2029	1,629,000	1,652,407
Total				24,860,281

Leisure Time 2.64%
Carnival Corp.†	5.75%	3/1/2027	19,226,000	18,954,185
Carnival Corp.†	6.00%	5/1/2029	4,689,000	4,545,151
Carnival Corp.†	7.625%	3/1/2026	14,898,000	15,142,387
Lindblad Expeditions LLC†	6.75%	2/15/2027	4,951,000	4,911,516
NCL Corp. Ltd.†	5.875%	3/15/2026	2,450,000	2,390,453
NCL Corp. Ltd.†	5.875%	2/15/2027	3,639,000	3,587,657
NCL Corp. Ltd.†	8.125%	1/15/2029	2,534,000	2,661,668
NCL Corp. Ltd.†	8.375%	2/1/2028	2,650,000	2,783,942
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	6,434,000	6,195,201
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	4,070,000	4,007,735
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	5,250,000	5,186,472
Viking Cruises Ltd.†	5.875%	9/15/2027	1,144,000	1,103,846
VOC Escrow Ltd.†	5.00%	2/15/2028	1,325,000	1,266,183
Total				72,736,396

Lodging 1.50%
Full House Resorts, Inc.†	8.25%	2/15/2028	3,806,000	3,610,429
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	4,013,000	3,722,440
Melco Resorts Finance Ltd. (Hong Kong)†(a)	5.75%	7/21/2028	3,850,000	3,606,367
MGM China Holdings Ltd. (Macau)†(a)	5.25%	6/18/2025	2,250,000	2,195,336
MGM China Holdings Ltd. (Macau)†(a)	5.875%	5/15/2026	3,450,000	3,380,431
MGM Resorts International	4.75%	10/15/2028	312,000	295,815
MGM Resorts International	5.50%	4/15/2027	6,231,000	6,134,307
Studio City Co. Ltd. (Macau)†(a)	7.00%	2/15/2027	4,775,000	4,727,251
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	8,430,000	8,244,691
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	2,477,000	2,475,422
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027	3,241,000	3,049,463
Total				41,441,952

Machinery: Construction & Mining 0.07%
Vertiv Group Corp.†	4.125%	11/15/2028	2,005,000	1,862,504

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Machinery-Diversified 0.76%
ATS Corp. (Canada)†(a)	4.125%		12/15/2028		$1,167,000	$1,060,633
GrafTech Global Enterprises, Inc.†	9.875%		12/15/2028		6,592,000	4,934,506
Husky III Holding Ltd. (Canada)†(a)	13.00%		2/15/2025		5,769,000	5,786,196
Husky Injection Molding Systems Ltd./ Titan Co.-Borrower LLC (Canada)†(a)(e)	9.00%		2/15/2029		1,457,000	1,457,000
Novafives SAS(b)	8.425% (3 mo. EURIBOR + 4.50%	)#	6/15/2025	EUR	5,150,000	5,516,323
Renk AG(b)	5.75%		7/15/2025	EUR	2,000,000	2,163,668
Total						20,918,326

Media 6.84%
Altice Financing SA (Luxembourg)†(a)	5.00%		1/15/2028		$5,500,000	4,946,055
AMC Networks, Inc.	4.75%		8/1/2025		8,555,000	8,250,070
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%		5/1/2027		17,092,000	16,497,731
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%		9/1/2029		18,503,000	18,028,991
CSC Holdings LLC†	4.625%		12/1/2030		3,200,000	1,637,954
CSC Holdings LLC	5.25%		6/1/2024		4,319,000	4,316,663
CSC Holdings LLC†	5.50%		4/15/2027		2,000,000	1,798,889
CSC Holdings LLC†	11.25%		5/15/2028		8,131,000	8,244,923
CSC Holdings LLC†	11.75%		1/31/2029		8,204,000	8,338,178
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%		8/15/2027		5,445,000	5,180,540
DISH DBS Corp.†	5.25%		12/1/2026		5,033,000	3,972,950
DISH DBS Corp.	5.875%		11/15/2024		4,235,000	3,935,120
DISH Network Corp.†	11.75%		11/15/2027		9,951,000	10,393,729
Gray Television, Inc.†	7.00%		5/15/2027		15,829,000	15,490,497
iHeartCommunications, Inc.†	5.25%		8/15/2027		624,000	484,936
iHeartCommunications, Inc.	6.375%		5/1/2026		4,521,117	3,888,629
LCPR Senior Secured Financing DAC (Ireland)†(a)	6.75%		10/15/2027		5,675,000	5,470,794
McGraw-Hill Education, Inc.†	5.75%		8/1/2028		1,230,000	1,165,388
Nexstar Media, Inc.†	4.75%		11/1/2028		2,699,000	2,475,100
Nexstar Media, Inc.†	5.625%		7/15/2027		9,170,000	8,937,585
Scripps Escrow, Inc.†	5.875%		7/15/2027		6,110,000	5,514,397
Sunrise HoldCo IV BV (Netherlands)†(a)	5.50%		1/15/2028		3,500,000	3,350,060
TEGNA, Inc.	4.625%		3/15/2028		10,762,000	10,051,170
TEGNA, Inc.†	4.75%		3/15/2026		2,200,000	2,141,868
Univision Communications, Inc.†	6.625%		6/1/2027		3,700,000	3,662,834
Univision Communications, Inc.†	8.00%		8/15/2028		14,941,000	15,213,374
Virgin Media Vendor Financing Notes III DAC(b)	4.875%		7/15/2028	GBP	4,800,000	5,571,153
Virgin Media Vendor Financing Notes IV DAC (Ireland)†(a)	5.00%		7/15/2028		$5,750,000	5,417,467
Ziggo Bond Co. BV (Netherlands)†(a)	6.00%		1/15/2027		4,475,000	4,394,444
Total						188,771,489

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Metal Fabricate-Hardware 0.28%
Park-Ohio Industries, Inc.	6.625%	4/15/2027	$8,264,000	$7,572,262

Mining 0.80%
Compass Minerals International, Inc.†	6.75%	12/1/2027	1,259,000	1,243,036
Hecla Mining Co.	7.25%	2/15/2028	4,798,000	4,809,899
Hudbay Minerals, Inc. (Canada)†(a)	4.50%	4/1/2026	8,515,000	8,259,795
JW Aluminum Continuous Cast Co.†	10.25%	6/1/2026	2,237,000	2,262,208
Kaiser Aluminum Corp.†	4.625%	3/1/2028	2,600,000	2,398,537
Taseko Mines Ltd. (Canada)†(a)	7.00%	2/15/2026	1,196,000	1,176,146
WE Soda Investments Holding PLC (United Kingdom)†(a)	9.50%	10/6/2028	1,934,000	1,980,548
Total				22,130,169

Miscellaneous Manufacturing 0.35%
Calderys Financing LLC (France)†(a)	11.25%	6/1/2028	4,334,000	4,612,126
FXI Holdings, Inc.†	12.25%	11/15/2026	1,695,000	1,651,769
LSB Industries, Inc.†	6.25%	10/15/2028	3,545,000	3,370,492
Total				9,634,387

Office/Business Equipment 0.58%
Xerox Holdings Corp.†	5.00%	8/15/2025	16,401,000	16,034,708

Oil & Gas 10.42%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	6,817,000	6,762,464
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	7.00%	11/1/2026	2,200,000	2,200,395
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	8.25%	12/31/2028	3,371,000	3,450,286
Baytex Energy Corp. (Canada)†(a)	8.75%	4/1/2027	8,058,000	8,391,698
Berry Petroleum Co. LLC†	7.00%	2/15/2026	7,647,000	7,507,674
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	8,940,000	9,285,138
Calumet Specialty Products Partners LP/ Calumet Finance Corp.†	8.125%	1/15/2027	1,380,000	1,360,587
Chord Energy Corp.†	6.375%	6/1/2026	4,485,000	4,488,197
CITGO Petroleum Corp.†	6.375%	6/15/2026	3,978,000	3,974,152
CITGO Petroleum Corp.†	7.00%	6/15/2025	4,238,000	4,240,513
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,441,000	6,697,202
Civitas Resources, Inc.†	5.00%	10/15/2026	2,462,000	2,399,750
Civitas Resources, Inc.†	8.375%	7/1/2028	12,003,000	12,638,703
Comstock Resources, Inc.†	6.75%	3/1/2029	5,654,000	5,196,981
Crescent Energy Finance LLC†	7.25%	5/1/2026	3,485,000	3,474,371
Crescent Energy Finance LLC†	9.25%	2/15/2028	14,892,000	15,470,524

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(a)	8.50%	10/1/2030	$2,557,000	$2,630,882
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	5,114,000	5,079,327
EnQuest PLC (United Kingdom)†(a)	11.625%	11/1/2027	2,400,000	2,279,567
Gulfport Energy Corp.†	8.00%	5/17/2026	4,549,731	4,575,710
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	4,914,000	4,899,737
Kosmos Energy Ltd.†	7.125%	4/4/2026	2,650,000	2,551,248
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	11,294,000	11,171,517
Matador Resources Co.	5.875%	9/15/2026	8,632,000	8,561,186
Matador Resources Co.†	6.875%	4/15/2028	1,326,000	1,358,845
MC Brazil Downstream Trading SARL (Luxembourg)†(a)	7.25%	6/30/2031	3,427,459	2,637,247
Medco Bell Pte. Ltd. (Singapore)(a)	6.375%	1/30/2027	2,234,000	2,155,123
Nabors Industries, Inc.†	7.375%	5/15/2027	2,347,000	2,307,974
Noble Finance II LLC†	8.00%	4/15/2030	1,355,000	1,408,081
Parkland Corp. (Canada)†(a)	5.875%	7/15/2027	1,567,000	1,556,236
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	6,413,000	6,272,516
Permian Resources Operating LLC†	5.375%	1/15/2026	1,417,000	1,399,576
Permian Resources Operating LLC†	6.875%	4/1/2027	1,243,000	1,236,520
Permian Resources Operating LLC†	7.75%	2/15/2026	3,790,000	3,853,265
Permian Resources Operating LLC†	8.00%	4/15/2027	6,858,000	7,102,988
Petroleos Mexicanos (Mexico)(a)	6.49%	1/23/2027	8,126,000	7,643,910
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	2,592,000	2,552,044
Precision Drilling Corp. (Canada)†(a)	7.125%	1/15/2026	2,884,000	2,868,383
Rockcliff Energy II LLC†	5.50%	10/15/2029	4,022,000	3,747,901
Seadrill Finance Ltd.†	8.375%	8/1/2030	1,093,000	1,138,354
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(a)	9.625%	4/15/2029	5,811,000	5,641,900
SierraCol Energy Andina LLC†	6.00%	6/15/2028	6,200,000	5,228,739
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	8,524,000	8,747,755
SM Energy Co.	6.625%	1/15/2027	5,321,000	5,300,482
SM Energy Co.	6.75%	9/15/2026	4,675,000	4,672,499
Strathcona Resources Ltd. (Canada)†(a)	6.875%	8/1/2026	5,033,000	4,989,943
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,150,000	4,245,570
Talos Production, Inc.†(e)	9.00%	2/1/2029	4,058,000	4,116,037
Transocean Aquila Ltd.†	8.00%	9/30/2028	3,458,000	3,542,029
Transocean, Inc.†	7.25%	11/1/2025	2,350,000	2,332,410
Transocean, Inc.†	7.50%	1/15/2026	8,218,000	8,142,194
Turkiye Petrol Rafinerileri AS (Turkey)(a)	4.50%	10/18/2024	3,788,000	3,742,695

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Valaris Ltd.†	8.375%	4/30/2030	$7,714,000	$7,914,603
Vermilion Energy, Inc. (Canada)†(a)	5.625%	3/15/2025	7,583,000	7,548,580
Vital Energy, Inc.	10.125%	1/15/2028	13,330,000	13,970,400
W&T Offshore, Inc.†	11.75%	2/1/2026	8,510,000	8,806,360
Total				287,468,968

Oil & Gas Services 1.28%
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	7,249,000	7,611,217
Kodiak Gas Services LLC†	7.25%	2/15/2029	1,356,000	1,373,914
Nine Energy Service, Inc.	13.00%	2/1/2028	5,386,000	4,637,562
Oceaneering International, Inc.	6.00%	2/1/2028	2,735,000	2,673,996
Oceaneering International, Inc.	6.00%	2/1/2028	2,815,000	2,752,211
Tidewater, Inc.†	10.375%	7/3/2028	1,500,000	1,597,500
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	4/1/2026	4,124,000	4,104,562
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	5,758,000	5,758,846
Weatherford International Ltd.†	8.625%	4/30/2030	1,650,000	1,687,586
Welltec International ApS (Denmark)†(a)	8.25%	10/15/2026	1,126,000	1,145,665
Welltec International ApS (Denmark)(a)	8.25%	10/15/2026	2,051,000	2,086,820
Total				35,429,879

Packaging & Containers 2.13%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC†	6.00%	6/15/2027	1,069,000	1,058,026
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	4.125%	8/15/2026	4,233,000	3,805,869
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	5.25%	4/30/2025	2,522,000	2,467,851
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	5.25%	8/15/2027	9,635,000	7,216,777
Canpack SA/Canpack U.S. LLC (Poland)†(a)	3.125%	11/1/2025	5,025,000	4,806,789
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	4,193,000	3,988,763
LABL, Inc.†	6.75%	7/15/2026	3,258,000	3,172,575
LABL, Inc.†	9.50%	11/1/2028	3,786,000	3,780,918
LABL, Inc.†	10.50%	7/15/2027	2,565,000	2,456,417
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	9,236,000	9,339,928
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	7,902,000	7,637,443
Owens-Brockway Glass Container, Inc.†	6.625%	5/13/2027	2,602,000	2,593,549
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC†	4.00%	10/15/2027	1,324,000	1,235,709
Sealed Air Corp./Sealed Air Corp. U.S.†	6.125%	2/1/2028	856,000	859,805

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Packaging & Containers (continued)
Trivium Packaging Finance BV (Netherlands)†(a)	5.50%		8/15/2026	$626,000	$611,765
Trivium Packaging Finance BV (Netherlands)†(a)	8.50%		8/15/2027	3,800,000	3,712,060
Total					58,744,244

Pharmaceuticals 0.90%
Bausch Health Cos., Inc. (Canada)†(a)	5.50%		11/1/2025	8,407,000	7,734,440
Elanco Animal Health, Inc.	6.65%		8/28/2028	2,006,000	2,041,105
Owens & Minor, Inc.†	4.50%		3/31/2029	3,055,000	2,683,467
Owens & Minor, Inc.†	6.625%		4/1/2030	5,000,000	4,767,050
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.75%		3/1/2028	4,200,000	4,308,780
Trulieve Cannabis Corp.	8.00%		10/6/2026	3,640,000	3,276,000
Total					24,810,842

Pipelines 1.84%
AI Candelaria Spain SA (Spain)†(a)	7.50%		12/15/2028	3,299,996	3,143,984
Buckeye Partners LP	4.125%		12/1/2027	750,000	707,712
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	3,491,000	3,328,824
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%	)#	5/15/2054	2,164,000	2,240,768
EQM Midstream Partners LP†	7.50%		6/1/2027	4,712,000	4,851,551
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%		1/15/2027	3,863,000	3,911,063
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	4,917,000	5,058,831
Global Partners LP/GLP Finance Corp.	7.00%		8/1/2027	1,400,000	1,409,100
NGL Energy Operating LLC/NGL Energy Finance Corp.†(e)	8.125%		2/15/2029	6,278,000	6,314,215
Northriver Midstream Finance LP (Canada)†(a)	5.625%		2/15/2026	3,513,000	3,426,386
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	6.00%		3/1/2027	2,060,000	2,028,307
Venture Global LNG, Inc.†	8.125%		6/1/2028	5,105,000	5,162,909
Venture Global LNG, Inc.†	9.50%		2/1/2029	8,656,000	9,198,419
Total					50,782,069

Real Estate 1.03%
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028	5,576,000	5,503,289
Howard Hughes Corp.†	5.375%		8/1/2028	7,159,000	6,865,928
Hunt Cos., Inc.†	5.25%		4/15/2029	7,980,000	7,423,547
Kennedy-Wilson, Inc.	4.75%		3/1/2029	4,177,000	3,500,514
Kennedy-Wilson, Inc.	4.75%		2/1/2030	2,903,000	2,360,139
Newmark Group, Inc.†	7.50%		1/12/2029	2,668,000	2,725,816
Total					28,379,233

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS 2.15%
Brandywine Operating Partnership LP	4.10%	10/1/2024		$4,532,000	$4,457,060
EPR Properties	4.95%	4/15/2028		3,468,000	3,335,757
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029		4,942,000	4,872,397
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025		8,476,000	8,411,120
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027		2,469,000	2,560,018
Iron Mountain, Inc.†	4.875%	9/15/2027		6,553,000	6,337,403
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		6,485,000	6,010,918
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		3,834,000	3,771,509
Service Properties Trust	7.50%	9/15/2025		4,361,000	4,430,174
Starwood Property Trust, Inc.	4.75%	3/15/2025		2,322,000	2,277,603
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC†	10.50%	2/15/2028		4,172,000	4,249,603
Vornado Realty LP	2.15%	6/1/2026		6,711,000	6,085,595
WEA Finance LLC/Westfield U.K. & Europe Finance PLC†	3.75%	9/17/2024		2,500,000	2,460,439
Total					59,259,596

Retail 4.65%
Advance Auto Parts, Inc.	1.75%	10/1/2027		4,291,000	3,707,631
Asbury Automotive Group, Inc.	4.50%	3/1/2028		715,000	672,802
Bath & Body Works, Inc.	6.694%	1/15/2027		1,605,000	1,628,170
BCPE Ulysses Intermediate, Inc.†	7.75%	4/1/2027		3,983,000	3,787,237
Carvana Co.†	12.00%	12/1/2028		5,450,000	4,846,031
CEC Entertainment LLC†	6.75%	5/1/2026		5,535,000	5,504,024
Douglas GmbH(b)	6.00%	4/8/2026	EUR	1,500,000	1,612,104
Douglas GmbH(b)	6.00%	4/8/2026	EUR	2,750,000	2,955,524
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028		$8,320,000	8,941,670
FirstCash, Inc.†	4.625%	9/1/2028		6,350,000	5,941,040
Gap, Inc.†	3.625%	10/1/2029		8,919,000	7,646,567
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(a)	8.375%	1/15/2029		3,548,000	3,348,458
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		8,853,000	7,002,570
LBM Acquisition LLC†	6.25%	1/15/2029		1,378,000	1,252,258
Marks & Spencer PLC(b)	6.00%	6/12/2025	GBP	2,500,000	3,177,296
Michaels Cos., Inc.†	5.25%	5/1/2028		$1,507,000	1,185,144
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		5,621,000	5,487,528
Nordstrom, Inc.	4.00%	3/15/2027		5,258,000	4,929,927
Park River Holdings, Inc.†	5.625%	2/1/2029		5,604,000	4,578,508
Patrick Industries, Inc.†	7.50%	10/15/2027		6,834,000	6,874,047

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Retail (continued)
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		$13,158,000	$12,729,606
Punch Finance PLC(b)	6.125%		6/30/2026	GBP	3,000,000	3,676,001
Raising Cane’s Restaurants LLC†	9.375%		5/1/2029		$5,255,000	5,637,341
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025		3,384,000	3,378,450
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026		3,948,000	3,884,871
Staples, Inc.†	7.50%		4/15/2026		5,076,000	4,756,576
Stonegate Pub Co. Financing 2019 PLC(b)	8.25%		7/31/2025	GBP	3,101,000	3,810,299
Victoria’s Secret & Co.†	4.625%		7/15/2029		$6,153,000	5,209,800
Total						128,161,480

Savings & Loans 0.08%
New York Community Bancorp, Inc.	8.434% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		2,477,000	2,315,995

Software 1.01%
Capstone Borrower, Inc.†	8.00%		6/15/2030		2,427,000	2,520,288
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%		6/15/2029		2,489,000	2,556,838
Cloud Software Group, Inc.†	6.50%		3/31/2029		7,452,000	6,963,770
Cloud Software Group, Inc.†	9.00%		9/30/2029		4,933,000	4,673,285
Veritas U.S., Inc./Veritas Bermuda Ltd.†	7.50%		9/1/2025		13,089,000	11,196,823
Total						27,911,004

Telecommunications 2.83%
Altice France Holding SA (Luxembourg)†(a)	10.50%		5/15/2027		7,800,000	4,490,965
Altice France SA(b)	2.50%		1/15/2025	EUR	3,550,000	3,642,421
Altice France SA (France)†(a)	8.125%		2/1/2027		$7,375,000	6,597,262
CommScope, Inc.†	6.00%		3/1/2026		1,880,000	1,630,834
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(a)	6.75%		10/1/2026		7,825,000	7,653,418
Frontier Communications Holdings LLC†	5.00%		5/1/2028		8,138,000	7,515,451
Frontier Communications Holdings LLC†	5.875%		10/15/2027		6,200,000	5,967,348
Frontier Communications Holdings LLC†	6.75%		5/1/2029		3,634,000	3,224,792
Hughes Satellite Systems Corp.	5.25%		8/1/2026		1,383,000	1,172,093
Hughes Satellite Systems Corp.	6.625%		8/1/2026		5,080,000	3,479,622
Iliad Holding SASU (France)†(a)	6.50%		10/15/2026		5,300,000	5,198,942
Lumen Technologies, Inc.†	4.00%		2/15/2027		6,804,000	4,252,500
Telecom Italia SpA (Italy)†(a)	5.303%		5/30/2024		2,500,000	2,487,523
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(a)	6.20%		2/11/2025		5,050,000	4,029,173
Viasat, Inc.†	5.625%		9/15/2025		14,297,000	13,825,413
Zayo Group Holdings, Inc.†	4.00%		3/1/2027		3,946,000	3,005,146
Total						78,172,903

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.71%
Carriage Purchaser, Inc.†	7.875%		10/15/2029	$5,808,000	$4,941,534
Rand Parent LLC†	8.50%		2/15/2030	7,552,000	7,482,411
Seaspan Corp. (Hong Kong)†(a)	5.50%		8/1/2029	5,720,000	4,874,012
XPO, Inc.†	6.25%		6/1/2028	2,338,000	2,345,177
Total					19,643,134

Trucking & Leasing 0.57%
AerCap Global Aviation Trust (Ireland)†(a)	6.50% (3 mo. USD Term SOFR + 4.56%	)#	6/15/2045	1,500,000	1,491,858
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	5,347,000	5,186,170
Fortress Transportation & Infrastructure Investors LLC†	6.50%		10/1/2025	4,541,000	4,539,492
Penske Truck Leasing Co. LP/PTL Finance Corp.†	6.05%		8/1/2028	4,205,000	4,367,908
Total					15,585,428

Water 0.18%
Solaris Midstream Holdings LLC†	7.625%		4/1/2026	5,049,000	5,061,799
Total Corporate Bonds (cost $2,304,780,801)					2,361,876,700

FLOATING RATE LOANS(f) 10.80%

Advertising 0.14%
Clear Channel Outdoor Holdings, Inc. Term Loan B	9.074% (3 mo. USD Term SOFR + 3.50%	)	8/21/2026	4,000,000	3,960,360

Aerospace 0.23%
American Airlines, Inc. 2021 Term Loan	10.329% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	871,250	894,059
Arcline FM Holdings LLC 2021 1st Lien Term Loan	10.36% (3 mo. USD Term SOFR + 4.75%	)	6/23/2028	1,595,918	1,594,211
Cobham Ultra SeniorCo SARL USD Term Loan B	9.363% (6 mo. USD Term SOFR + 3.50%	)	8/3/2029	3,990,000	3,952,594
Total					6,440,864

Aerospace/Defense 0.04%
Alloy Finco Ltd. USD Holdco PIK Term Loan (Jersey)(a)	–	(g)	3/6/2025	1,144,060	1,018,786

Air Transportation 0.13%
Forward Air Corp. Term Loan B	–	(g)	12/19/2030	3,750,000	3,682,819

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automotive 0.21%
DexKo Global, Inc. 2021 USD Term Loan B	9.36% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028	$5,912,407	$5,892,098

Banks 0.18%
AqGen Ascensus, Inc. 2021 2nd Lien Term Loan	–	(g)	8/2/2029	5,000,000	4,853,125

Building & Construction 0.00%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	12.11% (3 mo. USD Term SOFR + 6.50%	)	5/14/2029	16,454	15,442

Building Materials 0.34%
ACProducts, Inc. 2021 Term Loan B	9.86% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	6,572,454	5,702,360
CP Atlas Buyer, Inc. 2021 Term Loan B	9.183% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027	3,785,550	3,681,088
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	9.11% (3 mo. USD Term SOFR + 3.50%	)	12/22/2028	6,771	6,738
Total					9,390,186

Chemicals 0.81%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	13.183% (1 mo. USD Term SOFR + 7.75%	)	11/24/2028	1,150,000	1,091,638
DCG Acquisition Corp. Term Loan B	9.933% (1 mo. USD Term SOFR + 4.50%	)	9/30/2026	3,130,969	3,125,098
Iris Holding, Inc. Term Loan	10.163% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028	5,552,984	5,223,609
Lonza Group AG USD Term Loan B (Luxembourg)(a)	9.373% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028	5,529,350	5,167,619
Plaskolite LLC 2021 Term Loan	9.447% (3 mo. USD Term SOFR + 4.00%	)	12/15/2025	4,000,000	3,879,180
PMHC II, Inc. 2022 Term Loan B	–	(g)	4/23/2029	4,000,000	3,824,760
Total					22,311,904

Commercial Services 0.56%
AVSC Holding Corp. 2020 Term Loan B1 PIK 0.25%	8.933% (1 mo. USD Term SOFR + 3.25%	)	3/3/2025	2,494,805	2,465,354

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
CoreLogic, Inc. 2nd Lien Term Loan	11.947% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029	$3,050,000	$2,750,719
CoreLogic, Inc. Term Loan	8.947% (1 mo. USD Term SOFR + 3.50%	)	6/2/2028	4,289,031	4,154,098
Garda World Security Corp. 2022 Term Loan B (Canada)(a)	–	(g)	2/1/2029	1,810,220	1,813,895
Spin Holdco, Inc. 2021 Term Loan	–	(g)	3/4/2028	4,887,000	4,376,919
Total					15,560,985

Construction & Engineering 0.13%
Brand Industrial Services, Inc. 2023 Term Loan B	10.877% (3 mo. USD Term SOFR + 5.50%	)	8/1/2030	3,701,194	3,697,863

Consumer Non-Durables 0.05%
Anastasia Parent LLC 2018 Term Loan B	–	(g)	8/11/2025	1,944,514	1,424,356

Diversified Capital Goods 0.13%
Grinding Media, Inc. 2021 Term Loan B	9.591% (3 mo. USD Term SOFR + 4.00%	)	10/12/2028	3,491,071	3,486,708

Electric 0.12%
Helix Gen Funding LLC 2023 Term Loan	10.098% (3 mo. USD Term SOFR + 4.75%	)	12/31/2027	3,202,560	3,218,989

Engineering & Construction 0.02%
Artera Services LLC Incremental Term Loan	–	(g)	3/6/2025	555,948	555,601

Entertainment 0.01%
ECL Entertainment LLC 2023 Term Loan B	10.083% (1 mo. USD Term SOFR + 4.75%	)	8/31/2030	275,027	275,990

Environmental Control 0.11%
Heritage-Crystal Clean, Inc. Term Loan B	10.317% (3 mo. USD Term SOFR + 5.00%	)	10/17/2030	3,001,000	3,004,751

Financial 0.35%
Asurion LLC 2021 Second Lien Term Loan B4	10.697% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029	6,698,000	6,368,860
OneDigital Borrower LLC 2021 Term Loan	–	(g)	11/16/2027	3,204,824	3,206,844
Total					9,575,704

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Food 0.12%
Chobani LLC 2023 Incremental Term Loan	9.083% (1 mo. USD Term SOFR + 3.75%	)	10/25/2027		$3,284,000	$3,291,192

Gaming/Leisure 0.52%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(a)	10.818% (6 mo. USD Term SOFR + 5.25%	)	7/1/2028		6,249,305	6,119,288
City Football Group Ltd. Term Loan (United Kingdom)(a)	8.451% (1 mo. USD Term SOFR + 3.00%	)	7/21/2028		2,555,273	2,545,691
Silk Bidco AS EUR Term Loan B(b)	–	(g)	2/28/2027	EUR	1,947,657	1,301,713
United FP Holdings LLC 2019 1st Lien Term Loan	9.574% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026		$4,987,048	4,379,251
Total						14,345,943

Health Care Services 0.52%
ADMI Corp. 2021 Incremental Term Loan B3	–	(g)	12/23/2027		5,000,000	4,797,900
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	10.813% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029		4,634,000	4,576,075
National Mentor Holdings, Inc. 2021 Term Loan	9.183% - 9.20% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/2/2028		5,341,141	4,887,838
National Mentor Holdings, Inc. 2021 Term Loan C	9.198% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028		152,626	139,672
Total						14,401,485

Health Services 0.10%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	11.11% - 11.34% (3 mo. USD Term SOFR + 5.50%	)	10/1/2025		3,490,814	2,851,279

Healthcare 1.25%
Athenahealth Group, Inc. 2022 Term Loan B	8.583% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029		3,284,663	3,245,658
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	–	(g)	3/30/2029		3,998,399	3,912,434
Emerald TopCo, Inc. Term Loan	8.947% (1 mo. USD Term SOFR + 3.50%	)	7/24/2026		3,989,583	3,960,080
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.947% (1 mo. USD Term SOFR + 4.50%	)	2/4/2027		2,992,248	2,986,009

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Services (continued)
LSCS Holdings, Inc. 2021 1st Lien Term Loan	–	(g)	12/16/2028	$3,491,094	$3,435,464
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	9.447% (1 mo. USD Term SOFR + 4.00%	)	12/18/2028	4,650,000	3,929,250
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	–	(g)	11/1/2028	5,753,257	5,210,322
Pathway Vet Alliance LLC 2021 Term Loan	9.197% (1 mo. USD Term SOFR + 3.75%	)	3/31/2027	3,989,717	3,456,093
Physician Partners LLC Term Loan	–	(g)	12/26/2028	4,490,530	4,267,126
Total					34,402,436

Home Furnishings 0.12%
TGP Holdings III LLC 2021 Term Loan	8.683% (1 mo. USD Term SOFR + 3.25%	)	6/29/2028	3,432,558	3,170,018

Housing 0.14%
Solis IV BV USD Term Loan B1 (Netherlands)(a)	8.88% (3 mo. USD Term SOFR + 3.50%	)	2/26/2029	3,989,873	3,932,160

Information Technology 0.21%
McAfee LLC 2022 USD Term Loan B	9.203% (1 mo. USD Term SOFR + 3.75%	)	3/1/2029	5,720,979	5,680,932

Insurance 0.05%
Amynta Agency Borrower, Inc. 2023 1st Lien Term Loan B	9.583% (1 mo. USD Term SOFR + 4.25%	)	2/28/2028	510,839	511,659
HUB International Ltd. 2024 Term Loan B	–	(g)	6/20/2030	725,454	726,887
Total					1,238,546

Integrated Energy 0.16%
Esdec Solar Group BV Term Loan B (Netherlands)(a)	10.36% (3 mo. USD Term SOFR + 4.75%	)	8/30/2028	4,735,293	4,510,367

Internet 0.24%
Barracuda Networks, Inc. 2022 Term Loan	9.813% (3 mo. USD Term SOFR + 4.50%	)	8/15/2029	4,000,000	3,893,180
MH Sub I LLC 2023 Term Loan	9.583% (1 mo. USD Term SOFR + 4.25%	)	5/3/2028	2,777,778	2,725,042
Total					6,618,222

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Investment Management Companies 0.06%
Aragorn Parent Corp. Term Loan	9.583% (3 mo. USD Term SOFR + 4.25%	)	6/15/2028		$1,775,000	$1,781,940

Leisure Time 0.01%
Hurtigruten ASA EUR Term Loan A(b)	11.932% (3 mo. EURIBOR + 8.00%	)	9/30/2024	EUR	163,134	170,411	(h)

Lodging 0.03%
Spectacle Gary Holdings LLC 2021 Term Loan B	9.748% (3 mo. USD Term SOFR + 4.25%	)	12/11/2028		$901,587	885,250

Machinery: Diversified 0.23%
Arcline FM Holdings LLC 2023 Incremental Term Loan B	10.86% (3 mo. USD Term SOFR + 5.25%	)	6/23/2028		1,712,708	1,716,989
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	12.11% (3 mo. USD Term SOFR + 6.50%	)	5/21/2029		1,308,359	1,256,025
SPX Flow, Inc. 2022 Term Loan	9.933% (1 mo. USD Term SOFR + 4.50%	)	4/5/2029		3,473,597	3,476,949
Total						6,449,963

Manufacturing 0.22%
Frontier Communications Corp. 2021 1st Lien Term Loan	9.197% (1 mo. USD Term SOFR + 3.75%	)	10/8/2027		6,233,974	6,174,222

Media 0.43%
Directv Financing LLC 2024 Term Loan	–	(g)	8/2/2029		7,469,075	7,475,312
Sinclair Television Group, Inc. 2021 Term Loan B3	–	(g)	4/1/2028		2,926,939	2,672,296
Sinclair Television Group, Inc. 2022 Term Loan B4	–	(g)	4/21/2029		158,061	143,292
Sinclair Television Group, Inc. Term Loan B2B	7.947% (1 mo. USD Term SOFR + 2.50%	)	9/30/2026		1,686,572	1,650,100
Total						11,941,000

Media: Content 0.02%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	12.447% (1 mo. USD Term SOFR + 7.00%	)	10/19/2026		585,000	477,260

Metal Fabricate/Hardware 0.09%
Tank Holding Corp. 2022 Term Loan	11.183% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		1,449,008	1,409,841

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Metal Fabricate/Hardware (continued)
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(i)	11.437% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	$299,748	$292,723
Tank Holding Corp. 2023 Incremental Term Loan	11.437% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	694,750	678,468
Total					2,381,032

Oil & Gas 0.15%
Parkway Generation LLC Term Loan B	10.324% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	1,242,832	1,228,695
Parkway Generation LLC Term Loan C	10.324% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	161,989	160,147
Waterbridge Midstream Operating LLC Term Loan B	11.336% (3 mo. USD Term SOFR + 5.75%	)	6/22/2026	2,855,555	2,858,924
Total					4,247,766

Pipelines 0.25%
Epic Crude Services LP Term Loan B	–	(g)	3/2/2026	2,992,248	2,996,258
Epic Y-Grade Services LP 2020 Term Loan	11.488% (3 mo. USD Term SOFR + 6.00%	)	6/30/2027	3,989,717	3,949,261
Total					6,945,519

Printing & Publishing 0.00%
Cengage Learning, Inc. 2021 Term Loan B	10.326% (3 mo. USD Term SOFR + 4.75%	)	7/14/2026	7,928	7,927

Recreation & Travel 0.00%
Bulldog Purchaser, Inc. 2018 Term Loan	9.238% (3 mo. USD Term SOFR + 3.75%	)	9/5/2025	15,451	15,117

Retail 1.04%
Carrols Restaurant Group, Inc. Term Loan B	8.683% (1 mo. USD Term SOFR + 3.25%	)	4/30/2026	2,001,958	2,006,962
Fogo De Chao, Inc. 2023 Term Loan B	10.083% (1 mo. USD Term SOFR + 4.75%	)	9/30/2030	5,410,000	5,353,655
Michaels Cos., Inc. 2021 Term Loan B	9.86% (3 mo. USD Term SOFR + 4.25%	)	4/15/2028	3,475,109	2,866,965

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail (continued)
Petco Health & Wellness Co., Inc. 2021 Term Loan B	8.86% (3 mo. USD Term SOFR + 3.25%	)	3/3/2028	$5,250,000	$4,942,166
RVR Dealership Holdings LLC Term Loan B	–	(g)	2/8/2028	4,500,000	4,140,000
Staples, Inc. 7 Year Term Loan	–	(g)	4/16/2026	5,311,060	5,029,123
Torrid LLC 2021 Term Loan B	11.11% (3 mo. USD Term SOFR + 5.50% (6 mo. USD Term SOFR + 5.50%	) )	6/14/2028	5,000,000	4,220,825
Total					28,559,696

Service 0.21%
Red Planet Borrower LLC Term Loan B	9.183% (1 mo. USD Term SOFR + 3.75%	)	10/2/2028	3,620,381	3,531,845
Service Logic Acquisition, Inc. Term Loan	9.447% - 9.57% (1 mo. USD Term SOFR + 4.00% (3 mo. USD Term SOFR + 4.00%	) )	10/29/2027	2,179,616	2,181,436
Total					5,713,281

Shipbuilding 0.07%
LSF11 Trinity Bidco, Inc. 2023 Term Loan	9.332% (1 mo. USD Term SOFR + 4.00%	)	6/14/2030	1,953,105	1,960,429

Software 0.82%
Cloudera, Inc. 2021 Term Loan	9.183% (1 mo. USD Term SOFR + 3.75%	)	10/8/2028	3,989,822	3,939,949
Isolved, Inc. Term Loan B	5.484% (3 mo. USD Term SOFR + 4.00%	)	10/14/2030	2,518,000	2,529,545
Ivanti Software, Inc. 2021 Term Loan B	9.839% (3 mo. USD Term SOFR + 4.25%	)	12/1/2027	5,000,000	4,778,125
Mosel Bidco SE USD Term Loan B (Germany)(a)	10.098% (3 mo. USD Term SOFR + 4.75%	)	9/16/2030	2,750,000	2,753,437
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B	10.063% (3 mo. USD Term SOFR + 4.75%	)	10/28/2030	2,978,000	2,987,932
Rocket Software, Inc. 2023 USD Term Loan B	10.083% (1 mo. USD Term SOFR + 4.75%	)	11/28/2028	5,732,832	5,667,306
Total					22,656,294

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Technology Hardware & Equipment 0.14%
Atlas CC Acquisition Corp. Term Loan B	9.90% (3 mo. USD Term SOFR + 4.25%	)	5/25/2028	$3,376,349	$3,167,876
Atlas CC Acquisition Corp. Term Loan C	9.90% (3 mo. USD Term SOFR + 4.25%	)	5/25/2028	686,715	644,314
Total					3,812,190

Telecommunications 0.04%
CenturyLink, Inc. 2020 Term Loan B	7.697% (1 mo. USD Term SOFR + 2.25%	)	3/15/2027	1,526,551	1,076,218
Total Floating Rate Loans (cost $297,553,864)					298,064,626

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.23%

El Salvador 0.09%
El Salvador Government International Bonds	5.875%		1/30/2025	2,466,000	2,348,865

Gabon 0.14%
Gabon Government International Bonds	6.95%		6/16/2025	4,093,000	3,949,340
Total Foreign Government Obligations (cost $6,098,491)					6,298,205

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.26%
Government National Mortgage Association(j)	5.50%		TBA	6,100,000	6,138,064
Government National Mortgage Association(j)	6.50%		TBA	11,193,000	11,433,228
Government National Mortgage Association(j)	7.00%		TBA	9,759,000	10,029,494
Uniform Mortgage-Backed Security(j)	5.00%		TBA	11,700,000	11,548,109
Uniform Mortgage-Backed Security(j)	5.50%		TBA	6,000,000	6,017,313
Uniform Mortgage-Backed Security(j)	6.00%		TBA	22,750,000	23,128,210
Uniform Mortgage-Backed Security(j)	6.50%		TBA	11,190,000	11,455,062
Uniform Mortgage-Backed Security(j)	7.00%		TBA	9,760,000	10,060,312
Total Government Sponsored Enterprises Pass-Throughs (cost $89,604,383)					89,809,792
Total Long-Term Investments (cost $2,789,460,854)					2,851,481,945

SHORT-TERM INVESTMENTS 1.37%

REPURCHASE AGREEMENTS 1.37%
Repurchase Agreement dated 1/31/2024, 5.310% due 2/1/2024 with Barclays Bank PLC collateralized by $23,867,000 of U.S. Treasury Note at 4.625% due 10/15/2026; value: $24,480,000; proceeds: $24,003,540 (cost $24,000,000)				24,000,000	24,000,000

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Investments	Principal Amount	Fair Value
Repurchase Agreement dated 1/31/2024, 2.800% due 2/1/2024 with Fixed Income Clearing Corp. collateralized by $14,188,500 of U.S. Treasury Note at 4.000% due 1/31/2031; value: $14,164,114; proceeds: $13,887,426 (cost $13,886,346)	$13,886,346	$13,886,346
Total Repurchase Agreements (cost $37,886,346)		37,886,346
Total Investments in Securities 104.74% (cost $2,827,347,200)		2,889,368,291
Less Unfunded Loan Commitments (0.01%) (cost $196,438)		(194,336)
Net Investments in Securities 104.73% (cost $2,827,150,762)		2,889,173,955
Other Assets and Liabilities – Net(k) (4.73)%		(130,686,519)
Net Assets 100.00%		$2,758,487,436

CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2024, the total value of Rule 144A securities was $1,837,252,399, which represents 66.60% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2024.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis (See Note 2(k)).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2024.
(g)	Interest Rate to be determined.
(h)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Security partially/fully unfunded.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Index/Issuer - Sell Protection at January 31, 2024(1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.HY.41(4)(5)	Bank of America	5.00%	12/20/2028	$93,979,710	$5,154,563	$61,950	$5,216,513

Referenced Issuer	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
CHS/Community Health Systems, Inc.(4)(6)	Bank of America	5.00%	12/20/2025	$3,000,000	$(326,635)	$109,169	$(217,466)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Index/Issuer amounted to $5,216,513. Total unrealized depreciation on Credit Default Swap Contracts on Index/Issuer amounted to $217,466.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.
(6)	Moody’s Credit Rating: Baa3.

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Forward Foreign Currency Exchange Contracts at January 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Barclays Bank plc	2/23/2024	2,701,000	$3,432,713	$3,423,543	$9,170
British pound	Sell	Morgan Stanley	2/23/2024	1,116,000	1,425,108	1,414,540	10,568
British pound	Sell	Morgan Stanley	2/23/2024	1,000,000	1,273,098	1,267,509	5,589
British pound	Sell	Morgan Stanley	2/23/2024	479,000	610,720	607,137	3,583
British pound	Sell	State Street Bank and Trust	2/23/2024	1,472,000	1,866,150	1,865,774	376
British pound	Sell	State Street Bank and Trust	2/23/2024	976,000	1,237,827	1,237,089	738
British pound	Sell	State Street Bank and Trust	2/23/2024	2,167,000	2,748,029	2,746,693	1,336
Euro	Sell	Morgan Stanley	2/28/2024	1,421,000	1,539,025	1,537,338	1,687
Euro	Sell	Morgan Stanley	2/28/2024	194,000	213,399	209,883	3,516
Euro	Sell	Morgan Stanley	2/28/2024	201,000	218,962	217,456	1,506
Euro	Sell	State StreetBank and Trust	2/28/2024	37,672,000	40,804,992	40,756,222	48,770
Euro	Sell	State StreetBank and Trust	2/28/2024	805,000	882,481	870,906	11,575
Euro	Sell	State StreetBank and Trust	2/28/2024	2,180,000	2,390,298	2,358,477	31,821
Euro	Sell	State StreetBank and Trust	2/28/2024	2,529,000	2,767,410	2,736,050	31,360
Euro	Sell	State StreetBank and Trust	2/28/2024	208,000	228,368	225,029	3,339
Euro	Sell	State StreetBank and Trust	2/28/2024	649,000	711,987	702,134	9,853
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$174,787

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	2/28/2024	2,833,000	$3,093,006	$3,064,939	$(28,067)
Euro	Buy	Morgan Stanley	2/28/2024	1,090,000	1,199,676	1,179,239	(20,437)
Euro	Buy	Morgan Stanley	2/28/2024	496,000	544,427	536,608	(7,819)
Euro	Buy	Morgan Stanley	2/28/2024	496,000	546,537	536,608	(9,929)
Euro	Buy	Morgan Stanley	2/28/2024	3,166,000	3,470,406	3,425,202	(45,204)
Euro	Buy	Morgan Stanley	2/28/2024	1,551,000	1,698,230	1,677,981	(20,249)
Euro	Buy	Morgan Stanley	2/28/2024	1,487,000	1,634,246	1,608,741	(25,505)
Euro	Buy	Morgan Stanley	2/28/2024	383,000	417,452	414,356	(3,096)
Euro	Buy	Morgan Stanley	2/28/2024	867,000	945,782	937,982	(7,800)
Swiss franc	Buy	Morgan Stanley	2/22/2024	403,000	474,648	468,007	(6,641)
British pound	Sell	Morgan Stanley	2/23/2024	1,823,000	2,303,063	2,310,670	(7,607)
British pound	Sell	Morgan Stanley	2/23/2024	2,804,000	3,547,239	3,554,097	(6,858)
British pound	Sell	Morgan Stanley	2/23/2024	470,000	595,336	595,729	(393)
British pound	Sell	State Street Bank and Trust	2/23/2024	26,198,000	32,947,627	33,206,211	(258,584)
British pound	Sell	State StreetBank and Trust	2/23/2024	1,393,000	1,749,217	1,765,641	(16,424)
Canadian dollar	Sell	Bank of America	2/9/2024	6,880,000	5,020,469	5,117,858	(97,389)
Canadian dollar	Sell	Morgan Stanley	2/9/2024	1,214,000	886,438	903,064	(16,626)
Swiss franc	Sell	Morgan Stanley	2/22/2024	394,000	449,674	457,555	(7,881)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(586,509)

Futures Contracts at January 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2024	1,949	Long	$400,311,072	$400,824,031	$512,959

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra
Treasury Note	March 2024	297	Short	$(34,283,966)	$(34,711,875)	$(427,909)
U.S. 5-Year Treasury Note	March 2024	769	Long	83,519,374	83,352,391	(166,983)
Total Unrealized Depreciation on Futures Contracts						$(594,892)

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Reverse Repurchase Agreement payable as of January 31, 2024:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value(2)
Morgan Stanley	$2,413,024	$2,897,000 principal, Vistajet Malta Finance PLC/VistaManagement Holding, Incat 7.875% due 5/1/2027, $2,422,442 fair Value	(5.00%)	12/04/2023	5/01/2027	$2,393,586

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $19,438.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$24,236,755	$–	$24,236,755
Common Stocks	258,433	–	–	258,433
Convertible Bonds	–	65,029,900	–	65,029,900
Convertible Preferred Stocks	–	5,907,534	–	5,907,534
Corporate Bonds	–	2,361,876,700	–	2,361,876,700
Floating Rate Loans
Leisure Time	–	–	170,411	170,411
Remaining Industries	–	297,894,215	–	297,894,215
Less Unfunded Commitments	–	(194,336)	–	(194,336)
Foreign Government Obligations	–	6,298,205	–	6,298,205
Government Sponsored Enterprises Pass-Throughs	–	89,809,792	–	89,809,792
Short-Term Investments
Repurchase Agreements	–	37,886,346	–	37,886,346
Total	$258,433	$2,888,745,111	$170,411	$2,889,173,955

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND January 31, 2024

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$5,216,513	$–	$5,216,513
Liabilities	–	(217,466)	–	(217,466)
Forward Foreign Currency Exchange Contracts
Assets	–	174,787	–	174,787
Liabilities	–	(586,509)	–	(586,509)
Futures Contracts
Assets	512,959	–	–	512,959
Liabilities	(594,892)	–	–	(594,892)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(2,393,586)	–	(2,393,586)
Total	$(81,933)	$2,193,739	$–	$2,111,806

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

78	See Notes to Financial Statements.

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Statements of Assets and Liabilities (unaudited)

January 31, 2024

	Climate Focused Bond Fund	Emerging Markets Equity Fund
ASSETS:
Investments in securities, at cost	$21,623,914	$4,509,194
Investments in securities, at fair value	$20,802,818	$4,872,823
Cash	221,516	–
Deposits with brokers for futures collateral	121,415	–
Deposits with brokers for forwards and swaps collateral	30,000	–
Foreign cash, at value (cost $7,062, $37,640, $41,900, $53,210 and $399,782, respectively)	5,509	24,501
Receivables:
Interest and dividends	173,760	7,607
Capital shares sold	43,151	–
Investment securities sold	27,850	36,303
From advisor (See Note 3)	16,308	16,635
Variation margin for futures contracts	15,307	–
Unrealized appreciation on forward foreign currency exchange contracts	20,102	–
Prepaid expenses	41,314	81,546
Total assets	21,519,050	5,039,415
LIABILITIES:
Payables:
Investment securities purchased	204,281	31,929
Capital shares reacquired	13,871	–
Management fee	6,168	2,720
12b-1 distribution plan	1,274	1,058
Fund administration	705	167
Trustees’ fees	493	406
Variation margin for futures contracts	–	–
Variation margin for centrally cleared swap contracts agreements	–	–
To bank	–	27,297
Reverse repurchase agreement payable, at fair value	–	–
Foreign capital gains taxes deferred	–	17,504
Unrealized depreciation on forward foreign currency exchange contracts	13,010	–
Unrealized depreciation on unfunded commitments	–	–
Distributions payable	59,624	–
Accrued expenses and other liabilities	69,562	18,553
Total liabilities	368,988	99,634
NET ASSETS	$21,150,062	$4,939,781
COMPOSITION OF NET ASSETS:
Paid-in capital	$25,244,988	$5,317,580
Total distributable earnings (loss)	(4,094,926)	(377,799)
Net Assets	$21,150,062	$4,939,781

80	See Notes to Financial Statements.

International Growth Fund	Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$2,206,091	$12,020,413	$2,827,150,762
$2,616,929	$12,148,511	$2,889,173,955
–	59,217	5,063,853
–	9,200	2,738,764
–	–	17,182,745

38,680	53,098	399,136

2,295	61,416	47,671,844
–	7,129	35,444,418
2,611	246,780	95,425,812
15,051	6,144	161,928
–	–	589,564

–	4	174,787
47,090	21,041	294,632
2,722,656	12,612,540	3,094,321,438

9,368	612,368	296,722,959
–	522	7,694,900
989	2,495	712,171
418	873	74,229
88	399	87,521
771	51	5,703
–	3,890	–

–	–	8,830,874
20,640	–	–
–	–	2,393,586
1,490	–	–

–	8,295	586,509
–	–	2,102
–	64,709	18,484,601
51,628	20,271	238,847
85,392	713,873	335,834,002
$2,637,264	$11,898,667	$2,758,487,436

$2,898,191	$11,714,350	$2,698,699,357
(260,927)	184,317	59,788,079
$2,637,264	$11,898,667	$2,758,487,436

See Notes to Financial Statements.	81

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2024

	Climate Focused Bond Fund	Emerging Markets Equity Fund
Net Assets by class:
Class A Shares	$5,325,747	$3,070,595
Class C Shares	$427,550	$479,277
Class F Shares	$2,633,438	$23,173
Class F3 Shares	$104,671	$231,762
Class I Shares	$12,092,082	$439,687
Class R3 Shares	$23,812	$–
Class R4 Shares	$29,164	$–
Class R5 Shares	$20,938	$–
Class R6 Shares	$492,660	$695,287
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	636,030	221,480
Class C Shares	51,048	34,715
Class F Shares	314,477	1,667
Class F3 Shares	12,500	16,667
Class I Shares	1,443,539	31,667
Class R3 Shares	2,843	–
Class R4 Shares	3,483	–
Class R5 Shares	2,500	–
Class R6 Shares	58,848	50,000
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.37	$13.86
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.56	$14.71
Class C Shares-Net asset value	$8.38	$13.81
Class F Shares-Net asset value	$8.37	$13.90
Class F3 Shares-Net asset value	$8.37	$13.91
Class I Shares-Net asset value	$8.38	$13.88
Class R3 Shares-Net asset value*	$8.37	$–
Class R4 Shares-Net asset value*	$8.37	$–
Class R5 Shares-Net asset value*	$8.38	$–
Class R6 Shares-Net asset value	$8.37	$13.91
*	Net asset value may not recalculate due to rounding of fractional shares.

82	See Notes to Financial Statements.

International Growth Fund	Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$1,530,546	$2,640,493	$238,282,558
$103,599	$508,252	$66,615,909
$85,339	$135,096	$53,358,626
$8,535	$25,412	$112,795,410
$187,172	$7,115,491	$2,285,396,536
$11,903	$–	$153,311
$8,504	$–	$120,577
$8,518	$25,412	$9,166
$693,148	$1,448,511	$1,755,343

120,038	259,795	24,227,005
8,191	50,000	6,773,829
6,667	13,288	5,428,306
667	2,500	11,464,094
14,651	700,000	232,811,452
935	–	15,588
667	–	12,258
667	2,500	932
54,151	142,500	178,486

$12.75	$10.16	$ 9.84

$13.53	$10.39	$10.07
$12.65	$10.17	$ 9.83
$12.80	$10.17	$ 9.83
$12.80	$10.16	$ 9.84
$12.78	$10.16	$ 9.82
$12.73	$ –	$ 9.84
$12.76	$ –	$ 9.84
$12.78	$10.16	$ 9.84
$12.80	$10.16	$ 9.83

See Notes to Financial Statements.	83

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2024

	Climate Focused Bond Fund	Emerging Markets Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $5,737, $1,794, $0 and $0, respectively)	$–	$42,949
Interest and other (net of foreign withholding taxes of $0, $0, $0, $0 and $6,668, respectively)	367,038	784
Interest earned from Interfund Lending (See Note 10)	–	–
Total investment income	367,038	43,733
Expenses:
Management fee	34,999	15,422
12b-1 distribution plan–Class A	5,052	3,635
12b-1 distribution plan–Class C	1,717	2,347
12b-1 distribution plan–Class F	1,447	11
12b-1 distribution plan–Class R3	58	–
12b-1 distribution plan–Class R4	36	–
Registration	67,001	69,045
Professional	27,230	22,448
Custody	5,769	15,374
Fund administration	4,000	949
Shareholder servicing	3,216	215
Reports to shareholders	2,550	1,429
Trustees’ fees	409	244
Other	7,214	4,451
Gross expenses	160,698	135,570
Fees waived and expenses reimbursed (See Note 3)	(108,874)	(108,600)
Net expenses	51,824	26,970
Net investment income	315,214	16,763
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(348,299)	(117,167)
Net realized gain (loss) on futures contracts	91,885	–
Net realized gain (loss) on forward foreign currency exchange contracts	68,460	–
Net realized gain (loss) on swap contracts	–	–
Net realized gain (loss) on foreign currency related transactions	(7,855)	(7,496)
Net change in unrealized appreciation/depreciation on investments	657,230	(7,113)
Net change in unrealized appreciation/depreciation on futures contracts	(42,195)	–
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	173,416	–
Net change in unrealized appreciation/depreciation on swap contracts	–	–
Net change in unrealized appreciation/depreciation on deferred foreign capital gains taxes	–	(2,281)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	3,238	2,186
Net change in unrealized appreciation/depreciation on unfunded commitments	–	–
Net realized and unrealized gain (loss)	595,880	(131,871)
Net Increase (Decrease) in Net Assets Resulting From Operations	$911,094	$(115,108)

84	See Notes to Financial Statements.

International Growth Fund	Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$12,071	$–	$55,720

28	406,030	80,894,147
–	–	2,009
12,099	406,030	80,951,876

5,640	14,369	3,127,306
1,794	2,249	156,286
453	2,549	192,259
40	52	21,097
28	–	177
10	–	64
65,312	14,298	244,671
21,433	15,728	66,924
5,081	6,300	26,020
501	2,299	377,576
309	2,045	627,572
812	265	49,187
238	252	32,968
5,825	3,511	48,227
107,476	63,917	4,970,334
(96,770)	(39,519)	(392,471)
10,706	24,398	4,577,863
1,393	381,632	76,374,013

(106,763)	81,385	967,000
–	32,457	(2,710,135)
–	(567)	576,916
–	–	4,678,238
(453)	13	(25,640)
119,738	66,263	53,632,198

–	(30,459)	(81,933)

–	(8,291)	716,224

–	–	(194,117)

(779)	–	–

16	(111)	(3,066)

–	–	(538)
11,759	140,690	57,555,147
$13,152	$522,322	$133,929,160

See Notes to Financial Statements.	85

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2024

	Climate Focused Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023
Operations:
Net investment income	$315,214	$459,024
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency related transactions	(195,809)	(1,336,249)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	791,689	551,811
Net increase (decrease) in net assets resulting from operations	911,094	(325,414)
Distributions to shareholders:
Class A	(166,254)	(394,474)
Class C	(12,370)	(60,272)
Class F	(97,123)	(332,910)
Class F3	(3,462)	(9,414)
Class I	(370,435)	(806,393)
Class R3	(719)	(1,798)
Class R4	(913)	(2,326)
Class R5	(691)	(1,878)
Class R6	(15,424)	(44,264)
Total distributions to shareholders	(667,391)	(1,653,729)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	2,971,062	5,149,606
Reinvestment of distributions	472,657	884,524
Cost of shares reacquired	(1,531,573)	(6,048,380)
Net increase (decrease) in net assets resulting from capital share transactions	1,912,146	(14,250)
Net increase (decrease) in net assets	2,155,849	(1,993,393)
NET ASSETS:
Beginning of period	$18,994,213	$20,987,606
End of period	$21,150,062	$18,994,213

86	See Notes to Financial Statements.

Emerging Markets Equity Fund
For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023

$16,763	$72,958

(124,663)	(285,737)

(7,208)	584,213
(115,108)	371,434

(43,887)	(49,847)
(3,450)	(6,897)
(368)	(427)
(3,901)	(4,362)
(7,397)	(8,274)
–	–
–	–
–	–
(11,705)	(13,085)
(70,708)	(82,892)

175,367	134,102
3,843	307
(1,444)	(10,277)

177,766	124,132
(8,050)	412,674

$4,947,831	$4,535,157
$4,939,781	$4,947,831

See Notes to Financial Statements.	87

Statements of Changes in Net Assets (continued)

For the Six Months Ended January 31, 2024

	International Growth Fund
INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023
Operations:
Net investment income	$1,393	$12,542
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency related transactions	(107,216)	(218,143)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	118,975	438,924
Net increase (decrease) in net assets resulting from operations	13,152	233,323
Distributions to shareholders:
Class A	(7,180)	(8,008)
Class C	–	–
Class F	(515)	(577)
Class F3	(61)	(68)
Class I	(1,440)	(65)
Class R3	(30)	(26)
Class R4	(39)	(46)
Class R5	(59)	(65)
Class R6	(4,957)	(5,097)
Total distributions to shareholders	(14,281)	(13,952)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	136,263	883,264
Reinvestment of distributions	5,023	3,081
Cost of shares reacquired	(489,702)	(152,436)
Net increase (decrease) in net assets resulting from capital share transactions	(348,416)	733,909
Net increase (decrease) in net assets	(349,545)	953,280
NET ASSETS:
Beginning of period	$2,986,809	$2,033,529
End of period	$2,637,264	$2,986,809
(1)	For the period May 1, 2023, commencement of operations, to July 31, 2023.

88	See Notes to Financial Statements.

Investment Grade Floating Rate Fund
For the Six Months Ended January 31, 2024 (unaudited)	For the Period Ended July 31, 2023(1)

$381,632	$159,421

113,288	19,564

27,402	88,103
522,322	267,088

(88,362)	(24,611)
(17,542)	(6,121)
(4,347)	(368)
(1,013)	(372)
(281,071)	(103,038)
–	–
–	–
(1,004)	(368)
(57,726)	(21,225)
(451,065)	(156,103)

735,958	10,947,500
40,011	7,141
(11,669)	(2,516)

764,300	10,952,125
835,557	11,063,110

$11,063,110	$–
$11,898,667	$11,063,110

See Notes to Financial Statements.	89

Statements of Changes in Net Assets (concluded)

For the Six Months Ended January 31, 2024

	Short Duration High Yield Fund
INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023
Operations:
Net investment income	$76,374,013	$31,899,201
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	3,486,379	(1,457,107)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign	54,068,768	8,670,579
Net increase in net assets resulting from operations	133,929,160	39,112,673
Distributions to shareholders:
Class A	(6,321,156)	(2,901,640)
Class C	(1,558,020)	(610,196)
Class F	(1,746,295)	(3,005,335)
Class F3	(2,292,673)	(675)
Class I	(66,030,468)	(26,638,107)
Class R3	(2,811)	(1,280)
Class R4	(2,098)	(651)
Class R5	(372)	(673)
Class R6	(48,960)	(36,303)
Total distributions to shareholders	(78,002,853)	(33,194,860)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	1,820,306,199	1,390,013,852
Reinvestment of distributions	77,786,329	32,870,744
Cost of shares reacquired	(397,320,851)	(257,966,342)
Net increase in net assets resulting from capital share transactions	1,500,771,677	1,164,918,254
Net increase in net assets	1,556,697,984	1,170,836,067
NET ASSETS:
Beginning of period	$1,201,789,452	$30,953,385
End of period	$2,758,487,436	$1,201,789,452

90	See Notes to Financial Statements.

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Financial Highlights (unaudited)

CLIMATE FOCUSED BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2024(c)	$8.28	$0.12		$0.24	$0.36	$(0.27)	$–	$(0.27)
7/31/2023	9.16	0.19		(0.85)	(0.66)	(0.22)	–	(0.22)
7/31/2022	10.38	0.12		(1.00)	(0.88)	(0.24)	(0.10)	(0.34)
7/31/2021	10.30	0.13		0.14	0.27	(0.19)	–	(0.19)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class C
1/31/2024(c)	8.28	0.10		0.24	0.34	(0.24)	–	(0.24)
7/31/2023	9.16	0.14		(0.85)	(0.71)	(0.17)	–	(0.17)
7/31/2022	10.38	0.05		(0.99)	(0.94)	(0.18)	(0.10)	(0.28)
7/31/2021	10.30	0.05		0.13	0.18	(0.10)	–	(0.10)
5/20/2020 to 7/31/2020(f)	10.00	0.01	(g)	0.31 (g)	0.32	(0.02)	–	(0.02)
Class F
1/31/2024(c)	8.28	0.13		0.24	0.37	(0.28)	–	(0.28)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.15		0.14	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class F3
1/31/2024(c)	8.28	0.13		0.24	0.37	(0.28)	–	(0.28)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.16		0.13	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class I
1/31/2024(c)	8.28	0.13		0.25	0.38	(0.28)	–	(0.28)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.14		0.15	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class R3
1/31/2024(c)	8.28	0.11		0.24	0.35	(0.26)	–	(0.26)
7/31/2023	9.16	0.17		(0.85)	(0.68)	(0.20)	–	(0.20)
7/31/2022	10.38	0.09		(1.00)	(0.91)	(0.21)	(0.10)	(0.31)
7/31/2021	10.30	0.10		0.13	0.23	(0.15)	–	(0.15)
5/20/2020 to 7/31/2020(f)	10.00	0.02	(g)	0.31 (g)	0.33	(0.03)	–	(0.03)
Class R4
1/31/2024(c)	8.28	0.12		0.24	0.36	(0.27)	–	(0.27)
7/31/2023	9.16	0.19		(0.85)	(0.66)	(0.22)	–	(0.22)
7/31/2022	10.38	0.11		(1.00)	(0.89)	(0.23)	(0.10)	(0.33)
7/31/2021	10.30	0.12		0.14	0.26	(0.18)	–	(0.18)
5/20/2020 to 7/31/2020(f)	10.00	0.02	(g)	0.32 (g)	0.34	(0.04)	–	(0.04)

92	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.37	4.37	(d)	0.65	(e)	1.72	(e)	3.02	(e)	$5,326	26	(d)
8.28	(1.39)		0.65		1.78		2.30		4,893	68
9.16	(8.72)		0.65		1.63		1.21		5,108	74
10.38	2.60		0.65		2.05		1.25		4,366	69
10.30	3.37	(d)(h)	0.65	(e)	3.04	(e)	1.28	(e)	3,521	17	(d)

8.38	4.05	(d)	1.26	(e)	2.34	(e)	2.40	(e)	428	26	(d)
8.28	(1.95)		1.26		2.39		1.62		431	68
9.16	(9.29)		1.29		2.27		0.57		852	74
10.38	1.79		1.45		2.84		0.46		901	69
10.30	3.21	(d)(h)	1.45	(e)	3.84	(e)	0.49	(e)	622	17	(d)

8.37	4.48	(d)	0.45	(e)	1.63	(e)	3.21	(e)	2,633	26	(d)
8.28	(1.15)		0.45		1.68		2.48		2,973	68
9.16	(8.53)		0.45		1.53		1.41		4,134	74
10.38	2.81		0.45		1.95		1.45		3,866	69
10.30	3.41	(d)(h)	0.45	(e)	2.93	(e)	1.46	(e)	3,089	17	(d)

8.37	4.48	(d)	0.44	(e)	1.49	(e)	3.23	(e)	105	26	(d)
8.28	(1.13)		0.43		1.56		2.52		103	68
9.16	(8.47)		0.39		1.42		1.46		115	74
10.38	2.88		0.38		1.81		1.53		130	69
10.30	3.43	(d)(h)	0.38	(e)	2.63	(e)	1.53	(e)	129	17	(d)

8.38	4.60	(d)	0.45	(e)	1.52	(e)	3.22	(e)	12,092	26	(d)
8.28	(1.15)		0.45		1.58		2.50		10,139	68
9.16	(8.53)		0.45		1.41		1.40		10,282	74
10.38	2.80		0.45		1.72		1.40		14,042	69
10.30	3.41	(d)(h)	0.45	(e)	2.85	(e)	1.46	(e)	3,089	17	(d)

8.37	4.22	(d)	0.95	(e)	2.03	(e)	2.71	(e)	24	26	(d)
8.28	(1.64)		0.95		2.08		2.02		23	68
9.16	(8.98)		0.95		1.93		0.90		23	74
10.38	2.29		0.95		2.37		0.95		26	69
10.30	3.31	(d)(h)	0.95	(e)	3.33	(e)	0.98	(e)	26	17	(d)

8.37	4.34	(d)	0.70	(e)	1.79	(e)	2.96	(e)	29	26	(d)
8.28	(1.40)		0.70		1.83		2.29		28	68
9.16	(8.76)		0.70		1.67		1.16		23	74
10.38	2.54		0.70		2.12		1.20		26	69
10.30	3.36	(d)(h)	0.70	(e)	3.08	(e)	1.24	(e)	26	17	(d)

See Notes to Financial Statements.	93

Financial Highlights (unaudited)(continued)

CLIMATE FOCUSED BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R5
1/31/2024(c)	$8.28	$0.13		$0.25	$0.38	$(0.28)	$–	$(0.28)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.15		0.14	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class R6
1/31/2024(c)	8.28	0.13		0.24	0.37	(0.28)	–	(0.28)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.37	0.14		(0.99)	(0.85)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.16		0.12	0.28	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 5/20/2020, SEC effective date and date shares first became available to the public was 5/28/2020.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 5/20/2020 through 5/28/2020.
(h)	Total return for the period 5/28/2020 through 7/31/2020 was 3.47% for Class A, 3.32% for Class C, 3.52% for Class F, 3.53% for Class F3, 3.52% for Class I, 3.41% for Class R3, 3.46% for Class R4, 3.51% for Class R5, and 3.53% for Class R6.

94	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.38	4.48	(d)	0.45	(e)	1.52	(e)	3.21	(e)	$21	26	(d)
8.28	(1.15)		0.45		1.58		2.51		21	68
9.16	(8.53)		0.45		1.42		1.41		23	74
10.38	2.80		0.45		1.86		1.45		26	69
10.30	3.41	(d)(h)	0.45	(e)	2.83	(e)	1.49	(e)	26	17	(d)

8.37	4.48	(d)	0.44	(e)	1.49	(e)	3.24	(e)	493	26	(d)
8.28	(1.13)		0.43		1.57		2.54		383	68
9.16	(8.47)		0.39		1.43		1.46		428	74
10.37	2.88		0.38		1.79		1.52		449	69
10.30	3.43	(d)(h)	0.38	(e)	2.63	(e)	1.53	(e)	309	17	(d)

See Notes to Financial Statements.	95

Financial Highlights (unaudited)(continued)

EMERGING MARKETS EQUITY FUND

	Per Share Operating Performance:
	Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
1/31/2024(c)	$14.41	$0.05		$(0.40)		$(0.35)	$(0.20)	$13.86
7/31/2023	13.56	0.21		0.89		1.10	(0.25)	14.41
7/31/2022(f)	15.00	0.17	(g)	(1.61	)(g)	(1.44)	–	13.56
Class C
1/31/2024(c)	14.30	–	(i)	(0.39)		(0.39)	(0.10)	13.81
7/31/2023	13.52	0.11		0.88		0.99	(0.21)	14.30
7/31/2022(f)	15.00	0.13	(g)	(1.61	)(g)	(1.48)	–	13.52
Class F
1/31/2024(c)	14.46	0.07		(0.41)		(0.34)	(0.22)	13.90
7/31/2023	13.58	0.25		0.89		1.14	(0.26)	14.46
7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58
Class F3
1/31/2024(c)	14.47	0.07		(0.40)		(0.33)	(0.23)	13.91
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58
Class I
1/31/2024(c)	14.45	0.06		(0.40)		(0.34)	(0.23)	13.88
7/31/2023	13.58	0.25		0.88		1.13	(0.26)	14.45
7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58
Class R6
1/31/2024(c)	14.47	0.07		(0.40)		(0.33)	(0.23)	13.91
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 3/2/2022, SEC effective date and date shares first became available to the public was 3/10/2022.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 3/2/2022 through 3/10/2022.
(h)	Total return for the period 3/10/2022 through 7/31/2022 was (9.41%) for Class A, (9.68%) for Class C, (9.35%) for Class F, (9.28%) for Class F3, (9.35%) for Class I, and (9.28%) for Class R6.
(i)	Amount less than $0.01

96	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(2.43	)(d)	1.15	(e)	5.71	(e)	0.69	(e)	$3,071	42	(d)
8.21		1.18		5.10		1.59		3,006	145
(9.53	)(d)(h)	1.24	(e)	3.77	(e)	2.86	(e)	2,727	56	(d)

(2.81	)(d)	1.90	(e)	6.46	(e)	(0.05	)(e)	479	42	(d)
7.37		1.93		5.85		0.84		496	145
(9.80	)(d)(h)	1.99	(e)	4.52	(e)	2.11	(e)	451	56	(d)

(2.36	)(d)	0.90	(e)	5.53	(e)	0.96	(e)	23	42	(d)
8.57		0.94		4.93		1.83		24	145
(9.47	)(d)(h)	0.99	(e)	3.62	(e)	3.11	(e)	23	56	(d)

(2.33	)(d)	0.82	(e)	5.45	(e)	1.03	(e)	232	42	(d)
8.61		0.85		4.74		1.91		241	145
(9.40	)(d)(h)	0.91	(e)	3.41	(e)	3.20	(e)	226	56	(d)

(2.34	)(d)	0.90	(e)	5.46	(e)	0.95	(e)	440	42	(d)
8.54		0.93		4.82		1.83		458	145
(9.47	)(d)(h)	0.99	(e)	3.52	(e)	3.11	(e)	430	56	(d)

(2.33	)(d)	0.82	(e)	5.45	(e)	1.03	(e)	695	42	(d)
8.61		0.85		4.75		1.91		723	145
(9.40	)(d)(h)	0.91	(e)	3.41	(e)	3.19	(e)	679	56	(d)

See Notes to Financial Statements.	97

Financial Highlights (unaudited)(continued)

INTERNATIONAL GROWTH FUND

	Per Share Operating Performance:
	Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
1/31/2024(c)	$12.66	$–	(d)	$0.15		$0.15	$(0.06)	$12.75
7/31/2023	11.58	0.05		1.10		1.15	(0.07)	12.66
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(g)	15.00	(0.01	)(h)	0.13	(h)	0.12	–	15.12
Class C
1/31/2024(c)	12.54	(0.04)		0.15		0.11	–	12.65
7/31/2023	11.49	(0.04)		1.09		1.05	–	12.54
7/31/2022	15.11	(0.04)		(3.58)		(3.62)	–	11.49
6/18/2021 to 7/31/2021(g)	15.00	(0.02	)(h)	0.13	(h)	0.11	–	15.11
Class F
1/31/2024(c)	12.71	0.02		0.15		0.17	(0.08)	12.80
7/31/2023	11.62	0.08		1.10		1.18	(0.09)	12.71
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(g)	15.00	–	(d)(h)	0.13	(h)	0.13	–	15.13
Class F3
1/31/2024(c)	12.72	0.02		0.15		0.17	(0.09)	12.80
7/31/2023	11.63	0.09		1.10		1.19	(0.10)	12.72
7/31/2022	15.12	0.10		(3.59)		(3.49)	–	11.63
6/18/2021 to 7/31/2021(g)	15.00	–	(d)(h)	0.12	(h)	0.12	–	15.12
Class I
1/31/2024(c)	12.70	0.02		0.15		0.17	(0.09)	12.78
7/31/2023	11.62	0.02		1.16		1.18	(0.10)	12.70
7/31/2022	15.12	0.09		(3.59)		(3.50)	–	11.62
6/18/2021 to 7/31/2021(g)	15.00	–	(d)(h)	0.12	(h)	0.12	–	15.12
Class R3
1/31/2024(c)	12.63	(0.02)		0.15		0.13	(0.03)	12.73
7/31/2023	11.55	0.03		1.09		1.12	(0.04)	12.63
7/31/2022	15.11	0.02		(3.58)		(3.56)	–	11.55
6/18/2021 to 7/31/2021(g)	15.00	(0.01	)(h)	0.12	(h)	0.11	–	15.11
Class R4
1/31/2024(c)	12.66	–	(d)	0.16		0.16	(0.06)	12.76
7/31/2023	11.58	0.05		1.10		1.15	(0.07)	12.66
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(g)	15.00	(0.01	)(h)	0.13	(h)	0.12	–	15.12

98	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.19	(e)	0.95	(f)	8.66	(f)	0.01	(f)	$1,531	52	(e)
10.06		0.98		12.38		0.46		1,747	86
(23.41)		1.06		6.90		0.45		1,242	84
0.80	(e)(i)	1.06	(f)	16.19	(f)	(0.38	)(f)	1,058	5	(e)

0.88	(e)	1.70	(f)	9.39	(f)	(0.75	)(f)	104	52	(e)
9.14		1.74		13.30		(0.33)		93	86
(23.96)		1.81		7.51		(0.29)		92	84
0.73	(e)(i)	1.81	(f)	16.91	(f)	(1.13	)(f)	102	5	(e)

1.33	(e)	0.70	(f)	8.52	(f)	0.26	(f)	85	52	(e)
10.33		0.73		12.35		0.69		85	86
(23.27)		0.81		6.51		0.68		77	84
0.87	(e)(i)	0.81	(f)	16.02	(f)	(0.14	)(f)	101	5	(e)

1.36	(e)	0.57	(f)	8.39	(f)	0.40	(f)	9	52	(e)
10.38		0.63		12.23		0.80		8	86
(23.13)		0.73		6.27		0.74		8	84
0.87	(e)(i)	0.73	(f)	15.76	(f)	(0.15	)(f)	10	5	(e)

1.35	(e)	0.70	(f)	8.47	(f)	0.29	(f)	187	52	(e)
10.36		0.69		9.81		0.15		233	86
(23.27)		0.81		6.43		0.67		8	84
0.87	(e)(i)	0.81	(f)	15.85	(f)	(0.09	)(f)	10	5	(e)

1.05	(e)	1.24	(f)	8.97	(f)	(0.29	)(f)	12	52	(d)
9.74		1.22		12.58		0.25		12	86
(23.61)		1.31		6.93		0.18		8	84
0.80	(e)(i)	1.31	(f)	16.38	(f)	(0.62	)(f)	10	5	(e)

1.26	(e)	0.90	(f)	8.63	(f)	0.05	(f)	9	52	(e)
10.01		1.00		12.52		0.43		8	86
(23.41)		1.06		6.68		0.41		8	84
0.80	(e)(i)	1.06	(f)	16.12	(f)	(0.35	)(f)	10	5	(e)

See Notes to Financial Statements.	99

Financial Highlights (unaudited)(continued)

INTERNATIONAL GROWTH FUND

	Per Share Operating Performance:
	Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class R5
1/31/2024(c)	$12.70	$0.01		$0.16		$0.17	$(0.09)	$12.78
7/31/2023	11.62	0.08		1.10		1.18	(0.10)	12.70
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(g)	15.00	–	(d)(h)	0.13	(h)	0.13	–	15.13
Class R6
1/31/2024(c)	12.72	0.02		0.15		0.17	(0.09)	12.80
7/31/2023	11.63	0.10		1.09		1.19	(0.10)	12.72
7/31/2022	15.13	0.10		(3.60)		(3.50)	–	11.63
6/18/2021 to 7/31/2021(g)	15.00	–	(d)(h)	0.13	(h)	0.13	–	15.13

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Amount less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Commencement of operations was on 6/18/2021, SEC effective date and date shares first became available to the public was 6/28/2021.
(h)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 6/18/2021 through 6/28/2021.
(i)	Total return for the period 6/28/2021 through 7/31/2021 was (0.40%) for Class A, (0.46%) for Class C, (0.33%) for Class F, (0.33%) for Class F3, (0.33%) for Class I, (0.40%) for Class R3, (0.40%) for Class R4, (0.33%) for Class R5, and (0.33%) for Class R6.

100	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.42	(e)	0.70	(f)	8.44	(f)	0.25	(f)	$9	52	(e)
10.27		0.75		12.29		0.69		8	86
(23.27)		0.81		6.43		0.67		8	84
0.87	(e)(i)	0.81	(f)	15.85	(f)	(0.09	)(f)	10	5	(e)

1.36	(e)	0.60	(f)	8.38	(f)	0.37	(f)	693	52	(e)
10.38		0.61		12.08		0.86		792	86
(23.13)		0.73		6.28		0.76		584	84
0.87	(e)(i)	0.73	(f)	15.78	(f)	(0.06	)(f)	756	5	(e)

See Notes to Financial Statements.	101

Financial Highlights (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2024(e)	$10.10	$0.33	$0.12	$0.45	$(0.32)	$(0.07)	$(0.39)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.09	0.24	(0.14)	–	(0.14)
Class C
1/31/2024(e)	10.10	0.29	0.13	0.42	(0.28)	(0.07)	(0.35)
5/1/2023 to 7/31/2023(f)	10.00	0.13	0.09	0.22	(0.12)	–	(0.12)
Class F
1/31/2024(e)	10.10	0.34	0.13	0.47	(0.33)	(0.07)	(0.40)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class F3
1/31/2024(e)	10.10	0.35	0.11	0.46	(0.33)	(0.07)	(0.40)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class I
1/31/2024(e)	10.10	0.34	0.12	0.46	(0.33)	(0.07)	(0.40)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class R5
1/31/2024(e)	10.10	0.34	0.12	0.46	(0.33)	(0.07)	(0.40)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class R6
1/31/2024(e)	10.10	0.35	0.11	0.46	(0.33)	(0.07)	(0.40)
5/1/2023 to 7/31/2023(f)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Not annualized.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Annualized.
(e)	Unaudited.
(f)	Commenced on May 1, 2023.

102	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)(c)	Total expenses after waivers and/or reimburse- ments (%)(d)	Total expenses (%)(d)	Net invest- ment income (loss) (%)(d)	Net assets, end of period (000)	Portfolio turnover rate (%)(b)

$10.16	4.54	0.55	1.24	6.52	$2,640	101
10.10	2.44	0.55	1.95	5.88	1,970	39

10.17	4.23	1.35	2.03	5.71	508	101
10.10	2.23	1.35	2.75	4.96	506	39

10.17	4.75	0.35	1.18	6.76	135	101
10.10	2.49	0.35	1.85	5.95	25	39

10.16	4.69	0.28	0.98	6.78	25	101
10.10	2.50	0.28	1.69	6.00	25	39

10.16	4.65	0.35	1.03	6.71	7,115	101
10.10	2.49	0.35	1.76	5.94	7,071	39

10.16	4.65	0.35	1.02	6.72	25	101
10.10	2.49	0.35	1.76	5.93	25	39

10.16	4.68	0.28	0.99	6.78	1,449	101
10.10	2.50	0.28	1.68	6.01	1,440	39

See Notes to Financial Statements.	103

Financial Highlights (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2024(c)	$9.64	$0.38		$0.21	$0.59	$(0.39)	$–	$(0.39)
7/31/2023	9.83	0.70		(0.19)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.49		(0.92)	(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.61	0.48		0.57	1.05	(0.59)	(0.07)	(0.66)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63 (g)	0.78	(0.17)	–	(0.17)
Class C
1/31/2024(c)	9.64	0.35		0.20	0.55	(0.36)	–	(0.36)
7/31/2023	9.83	0.65		(0.20)	0.45	(0.64)	–	(0.64)
7/31/2022	11.00	0.42		(0.92)	(0.50)	(0.52)	(0.15)	(0.67)
7/31/2021	10.61	0.42		0.55	0.97	(0.51)	(0.07)	(0.58)
4/22/2020 to 7/31/2020(f)	10.00	0.13	(g)	0.62 (g)	0.75	(0.14)	–	(0.14)
Class F
1/31/2024(c)	9.63	0.39		0.21	0.60	(0.40)	–	(0.40)
7/31/2023	9.83	0.70		(0.18)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52		(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52		0.55	1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62 (g)	0.78	(0.17)	–	(0.17)
Class F3
1/31/2024(c)	9.64	0.40		0.20	0.60	(0.40)	–	(0.40)
7/31/2023	9.83	0.68		(0.15)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.52		(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.54	1.08	(0.62)	(0.07)	(0.69)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62 (g)	0.78	(0.17)	–	(0.17)
Class I
1/31/2024(c)	9.62	0.39		0.21	0.60	(0.40)	–	(0.40)
7/31/2023	9.82	0.74		(0.22)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52		(0.93)	(0.41)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.53	1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62 (g)	0.78	(0.17)	–	(0.17)
Class R3
1/31/2024(c)	9.64	0.37		0.20	0.57	(0.37)	–	(0.37)
7/31/2023	9.83	0.67		(0.19)	0.48	(0.67)	–	(0.67)
7/31/2022	11.00	0.46		(0.92)	(0.46)	(0.56)	(0.15)	(0.71)
7/31/2021	10.62	0.48		0.53	1.01	(0.56)	(0.07)	(0.63)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63 (g)	0.78	(0.16)	–	(0.16)

104	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.84	6.26	(d)	0.65	(e)	0.68	(e)	7.87	(e)	$238,283	65	(d)
9.64	5.50		0.65		0.86		7.31		92,165	65
9.83	(4.04)		0.71		1.70		4.69		11,090	123
11.00	10.22		0.71		2.00		4.43		9,849	69
10.61	7.81	(d)(h)	0.71	(e)	3.95	(e)	5.45	(e)	1,727	27	(d)

9.83	5.79	(d)	1.35	(e)	1.39	(e)	7.17	(e)	66,616	65	(d)
9.64	4.81		1.30		1.48		6.74		25,681	65
9.83	(4.71)		1.42		2.41		4.00		1,399	123
11.00	9.34		1.51		2.91		3.81		1,324	69
10.61	7.58	(d)(h)	1.51	(e)	4.74	(e)	4.64	(e)	584	27	(d)

9.83	6.37	(d)	0.45	(e)	0.58	(e)	8.07	(e)	53,359	65	(d)
9.63	5.60		0.46		0.73		7.28		28,477	65
9.83	(3.85)		0.51		1.61		5.12		16,197	123
11.00	10.43		0.51		2.03		4.80		6,071	69
10.61	7.87	(d)(h)	0.51	(e)	3.84	(e)	5.65	(e)	2,574	27	(d)

9.84	6.39	(d)	0.38	(e)	0.42	(e)	8.14	(e)	112,795	65	(d)
9.64	5.75		0.44		0.70		7.13		9	65
9.83	(3.79)		0.47		1.48		4.92		9	123
11.00	10.50		0.44		1.97		5.01		11	69
10.61	7.89	(d)(h)	0.44	(e)	3.66	(e)	5.72	(e)	11	27	(d)

9.82	6.37	(d)	0.45	(e)	0.49	(e)	8.07	(e)	2,285,397	65	(d)
9.62	5.60		0.45		0.61		7.68		1,054,582	65
9.82	(3.94)		0.51		1.54		5.14		2,061	123
11.00	10.44		0.51		2.02		4.94		550	69
10.61	7.87	(d)(h)	0.51	(e)	3.77	(e)	5.65	(e)	531	27	(d)

9.84	6.11	(d)	0.95	(e)	0.98	(e)	7.60	(e)	153	65	(d)
9.64	5.19		0.95		1.23		6.99		63	65
9.83	(4.31)		1.01		2.02		4.38		10	123
11.00	9.88		1.01		2.52		4.43		11	69
10.62	7.72	(d)(h)	1.01	(e)	4.21	(e)	5.15	(e)	11	27	(d)

See Notes to Financial Statements.	105

Financial Highlights (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
1/31/2024(c)	$9.64	$0.38		$0.21	$0.59	$(0.39)	$–	$(0.39)
7/31/2023	9.83	0.66		(0.15)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.48		(0.91)	(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.62	0.51		0.53	1.04	(0.59)	(0.07)	(0.66)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63 (g)	0.78	(0.16)	–	(0.16)
Class R5
1/31/2024(c)	9.64	0.39		0.21	0.60	(0.40)	–	(0.40)
7/31/2023	9.83	0.69		(0.16)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51		(0.91)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.53	1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62 (g)	0.78	(0.17)	–	(0.17)
Class R6
1/31/2024(c)	9.64	0.39		0.20	0.59	(0.40)	–	(0.40)
7/31/2023	9.83	0.72		(0.19)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51		(0.91)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52		0.56	1.08	(0.62)	(0.07)	(0.69)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62 (g)	0.78	(0.17)	–	(0.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 4/22/2020, SEC effective date and date shares first became available to the public was 4/30/2020.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 4/22/2020 through 4/30/2020.
(h)	Total return for the period 4/30/2020 through 7/31/2020 was 7.56% for Class A, 7.34% for Class C, 7.61% for Class F, 7.63% for Class F3, 7.61% for Class I, 7.48% for Class R3, 7.54% for Class R4, 7.61% for Class R5, and 7.63% for Class R6.

106	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.84	6.24	(d)	0.70	(e)	0.72	(e)	7.87	(e)	$121	65	(d)
9.64	5.46		0.73		1.01		6.89		9	65
9.83	(4.08)		0.76		1.75		4.61		9	123
11.00	10.15		0.76		2.26		4.69		11	69
10.62	7.79	(d)(h)	0.76	(e)	3.96	(e)	5.40	(e)	11	27	(d)

9.84	6.37	(d)	0.45	(e)	0.47	(e)	8.03	(e)	9	65	(d)
9.64	5.72		0.47		0.75		7.14		9	65
9.83	(3.83)		0.51		1.49		4.86		9	123
11.00	10.43		0.51		2.01		4.94		11	69
10.61	7.86	(d)(h)	0.51	(e)	3.71	(e)	5.65	(e)	11	27	(d)

9.83	6.29	(d)	0.38	(e)	0.42	(e)	8.13	(e)	1,755	65	(d)
9.64	5.74		0.43		0.58		7.47		796	65
9.83	(3.80)		0.47		1.48		4.90		169	123
11.00	10.50		0.44		1.85		4.81		192	69
10.61	7.89	(d)(h)	0.44	(e)	3.69	(e)	5.73	(e)	64	27	(d)

See Notes to Financial Statements.	107

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory Trust on May 1, 2001. The Trust currently consists of the following five funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)	A, C, F, F3, I and R6
Lord Abbett International Growth Fund (“International Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Investment Grade Floating Rate Fund (“Investment Grade Floating Rate Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Each Fund other than the Emerging Markets Equity Fund is diversified within the meaning of the Act. Investment Grade Floating Rate Fund commenced operations on May 1, 2023.

Climate Focused Bond Fund’s investment objective is total return. Emerging Markets Equity Fund and International Growth Fund’s investment objective is to seek long-term capital appreciation. Investment Grade Floating Rate Fund’s investment objective is to seek a high level of current income. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Climate Focused Bond Fund’s and Short Duration High Yield Fund’s U.S. tax returns remains open for the fiscal years ended July 31, 2020 through July 31, 2023. The statute of limitations on Emerging Markets Equity Fund’s U.S. federal tax returns remains open for the fiscal years ended July 31, 2022 through July 31, 2023. The statute of limitations on International Growth Fund’s U.S. federal tax returns remains open for the fiscal years end July 31, 2021 through July 31, 2023. The statute of limitations on Investment Grade Floating Rate Fund’s U.S. federal tax returns remains open for the period ended July 31, 2023. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the Funds’ jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear their class-specific share of shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Notes to Financial Statements (continued)

The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of

Notes to Financial Statements (continued)

protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (continued)

(l)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of January 31, 2024, the following Fund had unfunded loan commitments.
Short Duration High Yield Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	$199,000	$194,336	$196,438	$(2,102)

(m)	Inflation-Linked Derivatives–Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. Each Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on

Notes to Financial Statements (continued)

swap contracts in each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Funds, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Interest Rate Swap Contracts–Each Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(o)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose each Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to each Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that each Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by each Fund may decline below the repurchase price.

For the six months ended January 31, 2024, the average interest rate, the amount of interest received and the average principal amount for the days borrowed in the period were as follows:

Fund	Interest Rate	Interest Income	Average Amount Borrowed
Short Duration High Yield Fund	(5.00)%	$19,438	$2,413,024

(p)	Total Return Swap Contracts–Each Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to its counterparty.

Notes to Financial Statements (continued)

(q)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Climate Focused Bond Fund
First $1 billion	.35%
Over $1 billion	.30%

Emerging Markets Equity Fund
First $3 billion	.65%
Over $3 billion	.60%

Notes to Financial Statements (continued)

International Growth Fund
First $1 billion	.45%
Over $1 billion	.42%

Investment Grade Floating Rate Fund
First $1 billion	.25%
Next $1 billion	.22%
Over $2 billion	.21%

Short Duration High Yield Fund
First $1 billion	.35%
Over $1 billion	.31%

For the period ended January 31, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Climate Focused Bond Fund	.00%
Emerging Markets Equity Fund	.00%
International Growth Fund	.00%
Investment Grade Floating Rate Fund	.00%
Short Duration High Yield Fund	.29%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the period ended January 31, 2024.

Fund	Fund Administration Fee
Climate Focused Bond Fund	$ 5,769
Emerging Markets Equity Fund	15,374
International Growth Fund	5,081
Investment Grade Floating Rate Fund	6,300
Short Duration High Yield Fund	26,020

For the period ended January 31, 2024 and continuing through November 30, 2024 Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective December 1, 2023		Prior to December 1, 2023
	Classes		Classes
Fund	A, C, F, I, R3, R4 and R5	F3 and R6	A, C, F, I, R3, R4 and R5	F3 and R6
Climate Focused Bond Fund	.45%	.43%	.45%	.44%
Emerging Markets Equity Fund	.90%	.82%	.90%	.82%
International Growth Fund	.70%	.64%	.70%	.57%
Short Duration High Yield Fund	.45%	.36%	.45%	.42%

Notes to Financial Statements (continued)

	Effective May 1, 2023
	Classes
Fund	A, C, F, I and R5	F3 and R6
Investment Grade Floating Rate Fund	.35%	.28%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares, pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class R3	Class R4
Service	.15%/.25%(3)	.25%	–	.25%	.25%
Distribution	.05%(4)	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The 12b-1 fees that Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund pay on Class C shares is a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to shares for shares held less than 1 year and 0.80% of each Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	For the six months ended July 31, 2024 and continuing through November 30, 2024, Lord Abbett Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.
(3)	The 12b-1 service fees on Class A shares that Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund pay are 0.15% of each Fund’s average daily net assets and for Emerging Markets Equity Fund and International Growth Fund, 0.25% of each Fund’s average daily net assets.
(4)	Not applicable for Emerging Markets Equity Fund or International Growth Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended January 31, 2024:

	Distributor Commissions	Dealers’ Concessions
Climate Focused Bond Fund	$224	$1,681
Emerging Markets Equity Fund	–	–
International Growth Fund	8	40
Investment Grade Floating Rate Fund	651	3,980
Short Duration High Yield Fund	82,886	1,019,639

The Distributor received the following amounts of CDSCs for the six months ended January 31, 2024:

	Class A	Class C
Climate Focused Bond Fund	$–	$–
Emerging Markets Equity Fund	–	–
International Growth Fund	–	–
Investment Grade Floating Rate Fund	–	–
Short Duration High Yield Fund	–	196

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Climate Focused Bond Fund	$–	$667,391	$–	$–	$–
Emerging Markets Equity Fund	–	70,708	–	–	–
International Growth Fund	–	14,281	–	–	–
Investment Grade Floating Rate Fund	–	421,364	29,701	–	–
Short Duration High Yield Fund	–	78,002,853	–	–	–

The tax character of distributions paid during the period ended July 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Climate Focused Bond Fund	$–	$1,653,729	$–	$–	$–
Emerging Markets Equity Fund	–	82,892	–	–	–
International Growth Fund	–	13,952	–	–	–
Investment Grade Floating Rate Fund	–	156,103	–	–	–
Short Duration High Yield Fund	–	33,194,860	–	–	–

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Climate Focused Bond Fund	$(1,042,888)	$(1,663,146)	$(2,706,034)
Emerging Markets Equity Fund	(451,717)	(17,750)	(469,467)
International Growth Fund	(391,864)	(105,956)	(497,820)
Investment Grade Floating Rate Fund	–	–	–
Short Duration High Yield Fund	(3,994,780)	(1,244,882)	(5,239,662)

Notes to Financial Statements (continued)

As of January 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Climate Focused Bond Fund	$21,575,360	$493,804	$(1,268,765)	$(774,961)
Emerging Markets Equity Fund	4,614,893	471,479	(213,549)	257,930
International Growth Fund	2,265,381	378,830	(27,282)	351,548
Investment Grade Floating Rate Fund	12,047,367	102,669	(14,007)	88,662
Short Duration High Yield Fund	2,826,443,133	74,463,240	(12,054,954)	62,408,286

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended January 31, 2024 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Climate Focused Bond Fund	$1,842,386	$4,917,167	$739,779	$4,109,572
Emerging Markets Equity Fund	–	2,137,724	–	1,926,593
International Growth Fund	–	1,260,747	–	1,494,011
Investment Grade Floating Rate Fund	2,709,405	10,182,935	3,083,336	8,866,844
Short Duration High Yield Fund	476,149,806	2,314,412,441	394,607,775	848,315,248

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended July 31, 2023, the Funds did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund entered into forward foreign currency exchange contracts during the six months ended January 31, 2024 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (continued)

Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund entered into futures contracts during the six months ended January 31, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Short Duration High Yield Fund entered into credit default swap contracts during the six months ended January 31, 2024 (as described in Note 2(i)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as realized gain or loss on swap contract transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swap contracts, there is minimal counterparty credit risk to each Fund since these credit default swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swap contracts, the clearinghouse guarantees credit default swap contracts against default.

As of January 31, 2024, the Funds had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Climate Focused Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$20,102
Futures Contracts(2)	$69,168	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$13,010
Futures Contracts(2)	$78,679	–

	Investment Grade Floating Rate Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$4

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$8,295
Futures Contracts(2)	$4,191	–

Notes to Financial Statements (continued)

		Short Duration High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$5,216,513
Forward Foreign Currency Exchange Contracts(1)	–	$174,787	–
Futures Contracts(2)	$512,959	–	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$217,466
Forward Foreign Currency Exchange Contracts(3)	–	$586,509	–
Futures Contracts(2)	$594,892	–	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the six months ended January 31, 2024 , were as follows:

	Climate Focused Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$68,460
Futures Contracts(2)	$91,885	–
Net Change in Unrealized Appreciation/ Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$173,416
Futures Contracts(4)	$(42,195)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	$10,969,788
Futures Contracts(6)	56	–
Investment Grade Floating Rate Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(567)
Futures Contracts(2)	$32,457	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$(8,291)
Futures Contracts(4)	$(30,459)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	$201,644
Futures Contracts(6)	7	–

Notes to Financial Statements (continued)

	Short Duration High Yield Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(7)	–	–	$4,678,238
Forward Foreign Currency Exchange Contracts(1)	–	$576,916	–
Futures Contracts(2)	$(2,710,135)	–	–
Net Change in Unrealized Appreciation/ Depreciation
Credit Default Swap Contracts(8)	–	–	$(194,117)
Forward Foreign Currency Exchange Contracts(3)	–	$716,224	–
Futures Contracts(4)	$(81,933)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(5)	–	–	$51,905,100
Forward Foreign Currency Exchange Contracts(5)	–	$104,150,065	–
Futures Contracts(6)	921	–	–

*	Calculated based on the number of contracts or notional amounts for the period ended January 31, 2024.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.
(7)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Climate Focused Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$20,102	$–	$20,102
Repurchase Agreements	388,248	–	388,248
Total	$408,350	$–	$408,350

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Goldman Sachs	$ 10	$ (10)	$ –	$ –	$ –
Morgan Stanley	6,952	(3,985)	–	–	2,967
State Street Bank and Trust	13,140	(7,127)	–	–	6,013
Fixed Income Clearing Corp.	388,248	–	–	(388,248)	–
Total	$408,350	$(11,122)	$ –	$(388,248)	$8,980

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$13,010	$–	$13,010
Total	$13,010	$–	$13,010

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$ 634	$ –	$ –	$ –	$ 634
Goldman Sachs	587	(10)	–	–	577
Morgan Stanley	3,985	(3,985)	–	–	–
State Street Bank and Trust	7,127	(7,127)	–	–	–
Toronto Dominion Bank	677	–	–	–	677
Total	$13,010	$(11,122)	$ –	$ –	$1,888

		Investment Grade Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$4	$–	$4
Total	$4	$–	$4

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$ 4	$ (4)	$ –	$ –	$ –
Total	$ 4	$ (4)	$ –	$ –	$ –

Notes to Financial Statements (continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$8,295	$–	$8,295
Total	$8,295	$–	$8,295

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$8,295	$(4)	$–	$–	$8,291
Total	$8,295	$(4)	$–	$–	$8,291

		Short Duration High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$174,787	$–	$174,787
Repurchase Agreements	37,886,346	–	37,886,346
Total	$38,061,133	$–	$38,061,133

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$26,449	$(26,449)	$–	$–	$–
State Street Bank and Trust	139,168	(139,168)	–	–	–
Fixed Income Clearing Corp.	13,886,346	–	–	(13,886,346)	–
Barclays Bank PLC	24,009,170	–	–	(24,000,000)	9,170
Total	$38,061,133	$(165,617)	$–	$(37,886,346)	$9,170

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$586,509	$–	$586,509
Reverse Repurchase Agreements	2,393,586	–	2,393,586
Total	$2,980,095	$–	$2,980,095

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$125,456	$–	$–	$–	$125,456
Morgan Stanley	2,579,631	(26,449)	–	(2,393,586)	159,596
State Street Bank and Trust	275,008	(139,168)	(135,840)	–	–
Total	$2,980,095	$(165,617)	$(135,840)	$(2,393,586)	$285,052

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2024.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of January 31, 2024.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the period ended August 2, 2023, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

For the period ended August 2, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended January 31, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

Notes to Financial Statements (continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the period ended January 31, 2024, the following Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount borrowed, average interest rate and interest expense were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income
Short Duration High Yield Fund	$16,058,996	4.57%	$2,009

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Funds’ custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2024, the Funds did not have any securities on loan.

13.	INVESTMENT RISKS

Each of the Climate Focused Bond Fund, Investment Grade Floating Rate and Short Duration High Yield Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value

Notes to Financial Statements (continued)

of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which Climate Focused Bond Fund and Short Duration High Yield Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after a fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Funds. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Certain instruments in which the Funds may invest have historically relied on LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of US dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Climate Focused Bond Fund is subject to the risk that its climate-focused investment strategy may select or exclude securities of certain issuers for reasons other than investment performance considerations and that the Fund may underperform funds that do not utilize a climate-focused investment strategy. Certain climate-focused investments may be dependent on government policies and subsidies, which are subject to change or elimination. There can be no assurance that the operations of a given issuer in which the Fund invests will in fact have a positive impact on the climate. Successful application of the Fund’s climate-focused investment strategy will depend on Lord Abbett’s skill in properly identifying and analyzing material climate-related issues and related business practices, and there can be no assurance that the strategy or techniques employed will be successful.

Large company stocks, in which the International Growth Fund may invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks.

Each Fund is subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies.

Notes to Financial Statements (continued)

Each of the Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Funds may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, a Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

Each of the Emerging Markets Equity Fund and International Growth Fund is subject to the risks of investing in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower each Fund’s returns since each Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether each Fund’s use of derivatives is successful may depend on, among other things, each Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If each Fund incorrectly forecasts these and other factors, each Fund’s performance could suffer. Each Fund’s use of derivatives could result in a loss exceeding the amount of each Fund’s investment in these instruments.

Notes to Financial Statements (continued)

Each of the Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. Each Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Floating rate or adjustable rate senior loans are subject to increased credit and liquidity risks. The loans in which the Short Duration High Yield Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Short Duration High Yield Fund may also invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment. The Investment Grade Floating Rate Fund may also invest in, or obtain exposure to, collateralized loan obligations (“CLOs”) and may be subject to the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

Emerging Markets Equity Fund is a non-diversified mutual fund under the Act. The value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent each Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Funds or issuers in which the Funds invest. In addition, issuers in which the Funds invest and the Funds may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and each investment in the Fund.

Notes to Financial Statements (continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Climate Focused Bond Fund	Six Months Ended January 31, 2024 (unaudited	)	Year Ended July 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	39,289	$326,995	79,499	$669,267
Reinvestment of distributions	10,291	85,797	21,099	174,235
Shares reacquired	(4,584)	(37,856)	(66,962)	(582,689)
Increase	44,996	$374,936	33,636	$260,813

Class C Shares
Shares sold	207	$1,722	1,529	$12,593
Reinvestment of distributions	27	223	3,158	26,018
Shares reacquired	(1,237)	(10,105)	(45,595)	(378,284)
Decrease	(1,003)	$(8,160)	(40,908)	$(339,673)

Class F Shares
Shares sold	4,987	$41,554	40,221	$340,774
Reinvestment of distributions	1,705	14,189	12,773	105,471
Shares reacquired	(51,393)	(431,231)	(144,990)	(1,211,732)
Decrease	(44,701)	$(375,488)	(91,996)	$(765,487)

Class I Shares
Shares sold	298,753	$2,469,813	475,817	$3,965,453
Reinvestment of distributions	44,268	368,984	70,039	577,189
Shares reacquired	(123,839)	(1,022,184)	(443,545)	(3,726,025)
Increase	219,182	$1,816,613	102,311	$816,617

Class R3 Shares
Shares sold	73	$600	258	$2,126
Reinvestment of distributions	9	79	3	25
Shares reacquired	–	(3)	–	–
Increase	82	$676	261	$2,151

Class R4 Shares
Shares sold	97	$799	799	$6,901
Reinvestment of distributions	30	248	61	501
Shares reacquired	(3)	(24)	(1)	(10)
Increase	124	$1,023	859	$7,392

Class R6 Shares
Shares sold	15,877	$129,579	17,587	$152,492
Reinvestment of distributions	375	3,137	131	1,085
Shares reacquired	(3,693)	(30,170)	(18,179)	(149,640)
Increase (decrease)	12,559	$102,546	(461)	$3,937

Notes to Financial Statements (continued)

Emerging Markets Equity Fund	Six Months Ended January 31, 2024 (unaudited		)	Year Ended July 31, 2023
Class A Shares	Shares	Amount		Shares	Amount
Shares sold	12,783	$174,917		8,139	$114,679
Reinvestment of distributions	265	3,707		24	307
Shares reacquired	(104)	(1,444)		(682)	(9,315)
Increase	12,944	$177,180		7,481	$105,671

Class C Shares
Shares sold	33	$450		1,411	$19,423
Reinvestment of distributions	10	136		–	–
Shares reacquired	–	–		(72)	(962)
Increase	43	$586		1,339	$18,461

International Growth Fund	Six Months Ended January 31, 2024 (unaudited)		Year Ended July 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,860	$115,770	32,725	$397,519
Reinvestment of distributions	258	3,226	280	3,081
Shares reacquired	(28,112)	(335,397)	(2,153)	(25,969)
Increase (decrease)	(17,994)	$(216,401)	30,852	$374,631

Class C Shares
Shares sold	1,089	$13,124	1,465	$17,711
Shares reacquired	(342)	(4,149)	(2,040)	(24,453)
Increase (decrease)	747	$8,975	(575)	$(6,742)

Class I Shares
Shares sold	–	$–	17,673	$221,682
Reinvestment of distributions	115	1,440	–	–
Shares reacquired	(3,804)	(45,888)	–	–
Increase (decrease)	(3,689)	$(44,448)	17,673	$221,682

Class R3 Shares
Shares sold	14	$165	253	$3,009
Reinvestment of distributions	1	9	–	–
Increase	15	$174	253	$3,009

Class R6 Shares
Shares sold	586	$7,204	20,525	$243,343
Reinvestment of distributions	27	348	–	–
Shares reacquired	(8,740)	(104,268)	(8,448)	(102,014)
Increase (decrease)	(8,127)	$(96,716)	12,077	$141,329

Notes to Financial Statements (continued)

Investment Grade Floating Rate Fund	Six Months Ended January 31, 2024 (unaudited	)	For the period ended July 31, 2023(a)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	61,128	$619,280	194,338	$1,944,000
Reinvestment of distributions	3,620	36,669	709	7,131
Increase	64,748	$655,949	195,047	$1,951,131

Class C Shares
Shares sold	776	$7,854	50,348	$503,500
Reinvestment of distributions	–	–	1	10
Shares reacquired	(875)	(8,850)	(250)	(2,516)
Increase (decrease)	(99)	$(996)	50,099	$500,994

Class F Shares
Shares sold	10,736	$108,824	2,500	$25,000
Reinvestment of distributions	330	3,342	–	–
Shares reacquired	(278)	(2,819)	–	–
Increase	10,788	$109,347	2,500	$25,000

Class F3 Shares
Shares sold	–	$–	2,500	$25,000
Increase	–	$–	2,500	$25,000

Class I Shares
Shares sold	–	$–	700,000	$7,000,000
Increase	–	$–	700,000	$7,000,000

Class R5 Shares
Shares sold	–	$–	2,500	$25,000
Increase	–	$–	2,500	$25,000

Class R6 Shares
Shares sold	–	$–	142,500	$1,425,000
Increase	–	$–	142,500	$1,425,000

Short Duration High Yield Fund	Six Months Ended January 31, 2024 (unaudited	)	Year Ended July 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	15,808,701	$152,403,775	9,754,297	$93,457,412
Reinvestment of distributions	644,738	6,239,625	289,773	2,778,711
Shares reacquired	(1,785,233)	(17,203,434)	(1,613,315)	(15,515,526)
Increase	14,668,206	$141,439,966	8,430,755	$80,720,597

Class C Shares
Shares sold	4,264,375	$41,180,229	2,732,521	$26,210,610
Reinvestment of distributions	160,992	1,557,502	60,574	580,948
Shares reacquired	(315,668)	(3,047,912)	(271,313)	(2,607,929)
Increase	4,109,699	$39,689,819	2,521,782	$24,183,629

Notes to Financial Statements (concluded)

Short Duration High Yield Fund	Six Months Ended January 31, 2024 (unaudited	)	Year Ended July 31, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	5,020,653	$48,277,078	10,086,141	$96,633,583
Reinvestment of distributions	179,697	1,733,189	305,656	2,929,945
Shares reacquired	(2,727,851)	(26,094,844)	(9,084,301)	(87,269,819)
Increase	2,472,499	$23,915,423	1,307,496	$12,293,709

Class F3 Shares
Shares sold	11,710,502	$112,555,069	1	$15
Reinvestment of distributions	235,888	2,292,192	–	–
Shares reacquired	(483,229)	(4,696,081)	–	–
Increase	11,463,161	$110,151,180	1	$15

Class I Shares
Shares sold	152,469,777	$1,464,496,393	122,579,924	$1,173,028,826
Reinvestment of distributions	6,830,867	65,957,501	2,774,811	26,580,492
Shares reacquired	(36,072,930)	(346,006,083)	(15,980,804)	(152,572,189)
Increase	123,227,714	$1,184,447,811	109,373,931	$1,047,037,129

Class R3 Shares
Shares sold	8,822	$86,485	5,518	$52,741
Reinvestment of distributions	255	2,462	67	648
Shares reacquired	–	–	(92)	(869)
Increase	9,077	$88,947	5,493	$52,520

Class R4 Shares
Shares sold	11,225	$109,422	–	$–
Reinvestment of distributions	179	1,738	–	–
Shares reacquired	(78)	(765)	–	–
Increase	11,326	$110,395	–	$–

Class R6 Shares
Shares sold	123,674	$1,197,748	65,416	$630,665
Reinvestment of distributions	216	2,120	–	–
Shares reacquired	(27,978)	(271,732)	(1)	(10)
Increase	95,912	$928,136	65,415	$630,655

(a)	For the period May 1, 2023 (commencement of operations) to July 31, 2023.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund (other than Investment Grade Floating Rate Fund, which commenced operations in 2023), information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Climate Focused Bond Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance (other than Investment Grade Floating Rate Fund, which had commenced operations in May 2023 and therefore did not yet have investment performance for a full calendar year) in relation to that of its performance peer group and an appropriate benchmark as of the one-year period ended

Approval of Advisory Contract (continued)

June 30, 2023. As to each of the Climate Focused Bond Fund and Short Duration High Yield Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and three-year periods. As to the Emerging Markets Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period. As to the International Growth Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period. The Board also reviewed investment performance for Investment Grade Floating Rate Fund in relation to that of an appropriate benchmark for the period since the Fund’s inception on May 4, 2023 through September 30, 2023 and observed that the Fund’s investment performance was above that of the benchmark for the period. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Climate Focused Bond Fund, Short Duration High Yield Fund, Emerging Markets Equity Fund, and International Growth Fund, the Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. As to Investment Grade Floating Rate Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group and that the actual management fee of the Fund was equal to the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel.

Approval of Advisory Contract (concluded)

The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and the Fund’s’ expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or Attention: 534489, 500 Ross Street 154-0520, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

Lord Abbett Trust I

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Climate Focused Bond Fund Emerging Markets Equity Fund International Growth Fund Investment Grade Floating Rate Fund Short Duration High Yield Fund	TRUST-I-2 (03/24)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT TRUST I

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: March 26, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: March 26, 2024